              As filed with the Securities and Exchange Commission.

                                                       `33 Act File No. 33-89560

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4


                    REGISTRATION STATEMENT UNDER THE SECURITIES   [X]
                                   ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 7


                                       and

                        REGISTRATION STATEMENT UNDER THE
                          INVESTMENT COMPANY ACT OF 1940          [_]


                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

   DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information and the Financial Statements.

It is proposed that this filing will become effective (check appropriate space):


[_] immediately upon filing pursuant to paragraph (b) of Rule 485
[_] on (date) pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a) of Rule 485
[X] on December 30, 1999 pursuant to paragraph (a) of Rule 485
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



================================================================================

                                    1 of 139

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information

N-4 ITEM                                                                                                 CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses.................................................Standard Charges & Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit..........................................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions...................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information.........................Calculation of Performance Information
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32



                                    2 of 139

                      SUPPLEMENT DATED DECEMBER 30, 1999 TO

                       PROSPECTUS DATED APRIL 30, 1999 FOR

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. THE "ADDITIONAL CONTRACT OPTIONS" ON PAGES 7 AND 8 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

     EXTRA VALUE OPTION

     For an additional charge of 0.45% of the daily net assets of the variable account, Nationwide will credit 3% of the purchase payment for each purchase payment made to the contract during the first 12 months the contract is in force. Nationwide will discontinue deducting this charge seven years from the date the contract was issued (see "Extra Value Option").

         Extra Value Option..................................................................................0.45%
              Total Variable Account Charges (including Extra Value Option)..................................1.40%

2.   THE "EXAMPLE" ON PAGE 10 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:
     The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

     The chart reflects expenses of both the variable account and the underlying mutual funds. The chart reflects variable account charges of 2.50%, which is the maximum variable account charges that could be assessed to a contract.

     For those contracts that do not elect the maximum number of rider options, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.


     The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.


                               If you surrender your contract If you do not surrender your     If you annuitize your
                                at the end of the applicable   contract at the end of the             contract
                                        time period              applicable time period     at the end of the applicable
                                                                                                     time period
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
VIP Equity-Income Portfolio:     96     156    208     359      33    102    172     359      *     102    172     359
Service Class
VIP Growth Portfolio: Service    97     158    212     367      34    104    176     367      *     104    176     367
Class
VIP High Income Portfolio:       98     160    216     373      35    106    180     373      *     106    180     373
Service Class


                                    3 of 139

                               If you surrender your contract If you do not surrender your     If you annuitize your
                                at the end of the applicable   contract at the end of the             contract
                                        time period              applicable time period     at the end of the applicable
                                                                                                     time period
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
VIP Money Market Portfolio       92     144    189     323      29     90    153     323      *      90    153     323
VIP Overseas Portfolio:          99     165    223     387      36    111    187     387      *     111    187     383
Service Class
VIP II Asset Manager             97     159    213     369      34    105    177     369      *     105    177     369
Portfolio: Service Class
VIP II Asset Manager: Growth     98     162    219     379      35    108    183     379      *     108    183     379
Portfolio: Service Class
VIP II Contrafund Portfolio:     97     158    212     367      34    104    176     367      *     104    176     367
Service Class
VIP II Investment Grade Bond     95     152    203     349      32     98    167     349      *      98    167     349
Portfolio
VIP II Index 500 Portfolio       92     143    188     321      29     89    152     321      *      89    152     321
VIP III Balanced Portfolio:      96     156    209     361      33    102    173     361      *     102    173     361
Service Class
VIP III Growth & Income          97     156    210     362      34    102    174     362      *     102    174     362
Portfolio: Service Class
VIP III Growth Opportunities     98     159    214     370      35    105    178     370      *     105    178     370
Portfolio: Service Class
VIP III Mid Cap Portfolio:      101     169    230     399      38    115    194     399      *     115    194     399
Service Class

* The contracts sold under this prospectus do not permit annuitization during the first two contract years.

3. THE "MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS" PROVISION ON PAGE 11 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

     If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

4. THE "CHARGES AND EXPENSES" PROVISION ON PAGES 11 AND 12 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

     An Extra Value Option is available under the contract. If the contract owner elects the Extra Value Option, Nationwide will deduct an additional charge of 0.45% of the daily net assets of the variable account. In exchange, Nationwide will apply a credit of 3% of the purchase payment for each purchase payment made during the first 12 months the contract is in force. Nationwide will discontinue deducting this charge seven years from the date the contract was issued (see "Extra Value Option").

5. THE "OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS" PROVISION ON PAGES 17 THROUGH 19 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

     EXTRA VALUE OPTION

     For an additional charge of 0.45% of the daily net assets of the variable account, the contract owner can purchase an Extra Value Option at the time of application. Nationwide may reduce this charge.

     In exchange, Nationwide will apply a credit of 3% of the purchase payment for each purchase payment made during the first 12 months the contract is in force. This credit is funded from Nationwide's general account. The amount credited will be



                                    4 of 139
     allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract.

     For the first seven years the contract is in force, a percentage of any credit previously applied will be forfeited for any amounts surrendered from the contract that are subject to a CDSC. The amount forfeited will be in the same percentage as the amount withdrawn subject to CDSC is to the total of all purchase payments made to the contract during the first 12 months. Nationwide will deduct the forfeited credit from the sub-accounts, fixed account, and/or the Guaranteed Term Options in the same proportion that amounts are invested at the time of the withdrawal.

     No credit will be forfeited if the withdrawal is not subject to a CDSC or is taken as a result of death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code.

6. THE "MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS" PROVISION ON PAGE 20 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

     If the contract owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

7. THE "RIGHT TO REVOKE" PROVISION ON PAGE 24 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

     Contract owners who have elected the Extra Value Option and subsequently terminate the contract under the free look provision, will forfeit any amounts credited to the contract. For those jurisdictions which allow a return of contract value, any earnings attributable to the amount credited will be retained by the contract owner; all losses attributable to the amount credited will be incurred by Nationwide.

8. THE "SURRENDER (REDEMPTION)" PROVISION ON PAGES 24 AND 25 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

     If the contract owner elected the Extra Value Option, for the first seven years the contract is in force, a percentage of any credit previously applied will be forfeited for any amounts surrendered from the contract that are subject to a CDSC. The amount forfeited will be in the same percentage as the amount withdrawn subject to CDSC is to the total of all purchase payments made to the contract during the first 12 months. Nationwide will deduct the forfeited credit from the sub-accounts, fixed account, and/or the Guaranteed Term Options in the same proportion that amounts are invested at the time of the withdrawal.

     No credit will be forfeited if the withdrawal is not subject to a CDSC or is taken as a result of death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code.

9. THE "PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)" PROVISION ON PAGE 24 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

     The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.



                                    5 of 139

                        NATIONWIDE LIFE INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts

                   Issued by Nationwide Life Insurance Company

            through its Nationwide Fidelity Advisor Variable Account

                 The date of this prospectus is April 30, 1999.

--------------------------------------------------------------------------------


This prospectus contains basic information you should know about the contracts before investing.

Please read it and keep it for future reference.

The following underlying mutual funds are available under the contracts:

VARIABLE INSURANCE PRODUCTS FUND
     o    VIP Equity-Income Portfolio: Service Class
     o    VIP Growth Portfolio: Service Class
     o    VIP High Income Portfolio: Service Class*
     o    VIP Money Market Portfolio
     o    VIP Overseas Portfolio: Service Class

VARIABLE INSURANCE PRODUCTS FUND II
     o    VIP II Asset Manager Portfolio: Service Class
     o    VIP II Asset Manager: Growth Portfolio: Service Class
     o    VIP II Contrafund Portfolio: Service Class
     o    VIP II Investment Grade Bond Portfolio
     o    VIP II Index 500 Portfolio

VARIABLE INSURANCE PRODUCTS FUND III
     o    VIP III Balanced Portfolio: Service Class
     o    VIP III Growth & Income Portfolio: Service Class
     o    VIP III Growth Opportunities Portfolio: Service Class
     o    VIP III Mid Cap Portfolio: Service Class

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Fidelity Advisor Variable Account ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

The Statement of Additional Information (dated April 30, 1999) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 50.

For general information or to obtain FREE copies of the:
     o    Statement of Additional Information;
     o    prospectus for any underlying mutual fund;
     o    prospectus for the Guaranteed Term Options; or
     o    required Nationwide forms,

call:   1-800-494-1132
        1-800-573-2447 (VOICE RESPONSE AVAILABLE 24 HOURS)
        1-800-238-3035 (TDD)

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 182610
       COLUMBUS, OHIO 43218-2610

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:
                                  www.sec.gov

THIS ANNUITY IS NOT:
o        A BANK DEPOSIT       o        FEDERALLY INSURED
o        ENDORSED BY A BANK   o        AVAILABLE IN
         OR GOVERNMENT AGENCY          EVERY STATE

                                    6 of 139

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    7 of 139

GLOSSARY OF SPECIAL TERMS



ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total of all accumulation units in a contract, any amount held in the fixed account, and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Fidelity Advisor Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

                                    8 of 139

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.........................3

SUMMARY OF STANDARD CONTRACT
     EXPENSES.....................................6

ADDITIONAL CONTRACT OPTIONS.......................7

UNDERLYING MUTUAL FUND ANNUAL
     EXPENSES.....................................9

EXAMPLE..........................................10

SYNOPSIS OF THE CONTRACTS........................11

FINANCIAL STATEMENTS.............................12

CONDENSED FINANCIAL INFORMATION..................12

NATIONWIDE LIFE INSURANCE COMPANY................12

GENERAL DISTRIBUTOR..............................12

INVESTING IN THE CONTRACT........................12
     The Variable Account and Underlying
          Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS..................15
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES AND
     DEDUCTIONS..................................17
     Reduced Purchase Payment Option
     CDSC Options and Charges
     Death Benefit Options
     Guaranteed Minimum Income Benefit Option

CONTRACT OWNERSHIP...............................19
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT........................20
     Minimum Initial and Subsequent
          Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers

RIGHT TO REVOKE..................................24

SURRENDER (REDEMPTION)...........................24
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Texas Optional
          Retirement Program or a
          Louisiana Optional Retirement Plan
     Surrenders Under a Tax Sheltered Annuity

LOAN PRIVILEGE...................................25
     Minimum & Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT.......................................27

CONTRACT OWNER SERVICES..........................27
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE........................29

ANNUITIZING THE CONTRACT.........................29
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity
          Payments
     Guaranteed Minimum Income Benefit
          Option ("GMIB")
     Annuity Payment Options

DEATH BENEFITS...................................34
     Death of Contract Owner - Non-Qualified
          Contracts
     Death of Annuitant - Non-Qualified
          Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

                                    9 of 139

REQUIRED DISTRIBUTIONS...........................36
     Required Distributions for Non-Qualified
          Contracts
     Required Distributions for Tax Sheltered
          Annuities
     Required Distributions for Individual
          Retirement Annuities, SEP IRAs and
          Simple IRAs
     Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS.......................39
     Federal Income Taxes
     Individual Retirement Annuities, SEP IRAs,
          Simple IRAs and Tax Sheltered
          Annuities
     Roth IRAs
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation
          Skipping Transfer Taxes
     Puerto Rico
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS...........................44

YEAR 2000 COMPLIANCE ISSUES......................45

LEGAL PROCEEDINGS................................46

ADVERTISING AND SUB-ACCOUNT PERFORMANCE
     SUMMARY.....................................47

TABLE OF CONTENTS OF STATEMENT OF
     ADDITIONAL INFORMATION......................50

APPENDIX A: OBJECTIVES FOR UNDERLYING
     MUTUAL FUNDS................................51

APPENDIX B: CONDENSED FINANCIAL
     INFORMATION.................................54

                                   10 of 139

SUMMARY OF STANDARD CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless:
   o   the contract owner meets an available exception; or
   o a contract owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)...................7%(1)

Range of CDSC over time:

Number of Completed Years from            CDSC
   Date of Purchase Payment            Percentage
               0                           7%
               1                           7%
               2                           6%
               3                           5%
               4                           4%
               5                           3%
               6                           2%
               7                           0%

(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:
     a)   10% of all purchase payments made to the contract; or
     b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

Withdrawals may be restricted for contracts issued to fund a Tax Sheltered Annuity plan.

VARIABLE ACCOUNT CHARGES(2)
(as a percentage of average account value)

Mortality and Expense Risk Charges............0.95%
     Total Variable Account Charges...........0.95%(3)

(2) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annual rate noted above.

(3) Charges shown include the Five-Year Reset Death Benefit that is standard to every contract (see "Death Benefit Payment").

Nationwide may assess a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee (see "Loan Privilege").

                                   11 of 139

ADDITIONAL CONTRACT OPTIONS

For an additional charge, the following options are available to contract owners (upon approval by state insurance authorities). These options must be elected at the time of application and will replace the corresponding standard contract benefits.

If the contract owner chooses one or more of the following optional benefits, a corresponding charge will be deducted. Charges for the optional benefits are IN ADDITION TO the standard variable account charges. Optional benefit charges will only apply to allocations made to the variable account and are charged as a percentage of the average variable account value.

REDUCED PURCHASE PAYMENT OPTION

For an additional 0.25% of the daily net assets of the variable account, Nationwide will lower an applicant's minimum intitial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-only Contracts.

     Reduced Purchase Payment Option............0.25%
       Total Variable Account Charges (including Reduced Purchase
       Payment Option)..........................1.20%

CDSC OPTION FOR ROTH IRAS

For an additional 0.15% of the daily net assets of the variable account, a Roth IRA applicant can receive a five year CDSC schedule, instead of the standard seven year CDSC schedule.

   Five Year CDSC Option .......................0.15%
     Total Variable Account Charges
     (including Five Year CDSC Option)..........1.10%

Range of Five-Year CDSC over time:

Number of Completed Years from           CDSC
   Date of Purchase Payment           Percentage
               0                          7%
               1                          7%
               2                          6%
               3                          4%
               4                          2%
               5                          0%

CDSC WAIVER OPTIONS

   ADDITIONAL WITHDRAWAL WITHOUT CHARGE AND DISABILITY WAIVER

   For an additional 0.10% of the daily net assets of the variable account, an applicant can receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract (see "CDSC Options and Charges").

     Additional Withdrawal Without
     Charge and Disability Waiver ..............0.10%
       Total Variable Account Charges
         (including Additional Withdrawal
         Without Charge and
         Disability Waiver) ....................1.05%

   ADDITIONAL CDSC WAIVER OPTIONS FOR TAX SHELTERED ANNUITIES

   Applicants of a Tax Sheltered Annuity may also elect two additional CDSC waiver options (see "CDSC Options and Charges").

     10 Year and Disability Waiver..............0.05%
       Total Variable Account Charges
       (including 10 Year and Disability
       Waiver) .................................1.00%

     Hardship Waiver............................0.15%
       Total Variable Account Charges
       (including Hardship Waiver)..............1.10%

DEATH BENEFIT OPTIONS

An applicant may choose one of two optional death benefits instead of the Five-Year Reset Death Benefit that is standard to every contract. The optional death benefits are:

   Optional One-Year Step Up
   Death Benefit................................0.05%
     Total Variable Account Charges
     (including One Year Step Up
     Death Benefit).............................1.00%

   Optional 5% Enhanced Death
   Benefit......................................0.10%
     Total Variable Account Charges
     (including 5% Enhanced Death
     Benefit)...................................1.05%

                                   12 of 139

GUARANTEED MINIMUM INCOME BENEFIT OPTION

For an additional 0.45% of the daily net assets of the variable account, an applicant may elect the Guaranteed Minimum Income Benefit Option (see "Guaranteed Minimum Income Benefit Option").

   Guaranteed Minimum Income Benefit Option.....0.45%
     Total Variable Account Charges
     (including a Guaranteed Minimum
     Income Benefit Option).....................1.40%

                                   13 of 139

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
      (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE
                                 REIMBURSEMENT)

                                                                 Management        Other         12b-1      Total Mutual
                                                                    Fees         Expenses         Fees      Fund Expenses
       Fidelity VIP Equity-Income Portfolio: Service Class         0.49%          0.08%          0.10%          0.67%
       Fidelity VIP Growth Portfolio: Service Class                0.59%          0.06%          0.10%          0.75%
       Fidelity VIP High Income Portfolio: Service Class           0.58%          0.14%          0.10%          0.82%
       Fidelity VIP Money Market Portfolio                         0.20%          0.10%          0.00%          0.30%
       Fidelity VIP Overseas Portfolio: Service Class              0.74%          0.13%          0.10%          0.97%
       Fidelity VIP II Asset Manager Portfolio: Service Class      0.54%          0.13%          0.10%          0.77%
       Fidelity VIP II Asset Manager: Growth Portfolio:            0.59%          0.19%          0.10%          0.88%
       Service Class
       Fidelity VIP II Contrafund Portfolio: Service Class         0.59%          0.06%          0.10%          0.75%
       Fidelity VIP II Investment Grade Bond Portfolio             0.43%          0.14%          0.00%          0.57%
       Fidelity VIP II Index 500 Portfolio                         0.24%          0.04%          0.00%          0.28%
       Fidelity VIP III Balanced Portfolio: Service Class          0.44%          0.15%          0.10%          0.69%
       Fidelity VIP III Growth & Income Portfolio: Service         0.49%          0.11%          0.10%          0.70%
       Class
       Fidelity VIP III Growth Opportunities Portfolio:            0.59%          0.10%          0.10%          0.79%
       Service Class
       Fidelity VIP III Mid Cap Portfolio: Service Class           0.56%          0.44%          0.10%          1.10%

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                                 Management        Other         12b-1      Total Mutual
                                                                    Fees         Expenses         Fees      Fund Expenses
       Fidelity VIP Equity-Income Portfolio: Service Class         0.49%          0.09%          0.10%          0.68%
       Fidelity VIP Growth Portfolio: Service Class                0.59%          0.11%          0.10%          0.80%
       Fidelity VIP Overseas Portfolio: Service Class              0.74%          0.17%          0.10%          1.01%
       Fidelity VIP II Asset Manager Portfolio: Service Class      0.54%          0.14%          0.10%          0.78%
       Fidelity VIP II Asset Manager Growth Portfolio:             0.59%          0.20%          0.10%          0.89%
       Service Class
       Fidelity VIP II Contrafund Portfolio: Service Class         0.59%          0.11%          0.10%          0.80%
       Fidelity VIP II Index 500 Portfolio                         0.24%          0.11%          0.00%          0.35%
       Fidelity VIP III Balanced Portfolio: Service Class          0.44%          0.16%          0.10%          0.70%
       Fidelity VIP III Growth & Income Portfolio: Service         0.49%          0.12%          0.10%          0.71%
       Class
       Fidelity VIP III Growth Opportunities Portfolio:            0.59%          0.12%          0.10%          0.81%
       Service Class

                                   14 of 139

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The chart reflects expenses of both the variable account and the underlying mutual funds. Expenses shown reflect variable account charges of 1.05%, the maximum charge that could be assessed to a contract as of December 31, 1998, and the standard 7 year CDSC, where applicable.

For those contracts that do not elect the maximum number of options, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.

The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.

                               If you surrender your contract If you do not surrender your     If you annuitize your
                                at the end of the applicable   contract at the end of the             contract
                                        time period              applicable time period     at the end of the applicable
                                                                                                     time period
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
VIP Equity-Income Portfolio:     81     110    132     209      18    56      96     209      *     56      96     209
Service Class
VIP Growth Portfolio: Service    82     112    137     218      19    58     101     218      *     58     101     218
Class
VIP High Income Portfolio:       83     115    140     225      20    61     104     225      *     61     104     225
Service Class
VIP Money Market Portfolio       77      98    112     167      14    44      76     167      *     44      76     167
VIP Overseas Portfolio:          84     119    148     242      21    65     112     242      *     65     112     242
Service Class
VIP II Asset Manager             82     113    138     220      19    59     102     220      *     59     102     220
Portfolio: Service Class
VIP II Asset Manager: Growth     83     117    144     232      20    63     108     232      *     63     108     232
Portfolio: Service Class
VIP II Contrafund Portfolio:     82     112    137     218      19    58     101     218      *     58     101     218
Service Class
VIP II Investment Grade Bond     80     107    127     198      17    53      91     198      *     53      91     198
Portfolio
VIP II Index 500 Portfolio       77      97    111     165      14    43      75     165      *     43      75     165
VIP III Balanced Portfolio:      81     111    133     211      18    57      97     211      *     57      97     211
Service Class
VIP III Growth & Income          81     111    134     212      18    57      98     212      *     57      98     212
Portfolio: Service Class
VIP III Growth Opportunities     82     114    139     222      19    60     103     222      *     60     103     222
Portfolio: Service Class
VIP III Mid Cap Portfolio:       86     124    155     256      23    70     119     256      *     70     119     256
Service Class

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

                                   15 of 139

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as:
     o    Investment-only Contracts;
     o    Non-Qualified;
     o Individual Retirement Annuities with contributions rolled over or transferred from certain tax-qualified plans*;
     o    Roth IRAs;
     o Tax Sheltered Annuities with contributions rolled over or transferred from other Tax Sheltered Annuity plans*;
     o    SEP IRAs; and
     o    Simple IRAs.

*Contributions are not required to be rolled over or transferred if the contract owner elects the Reduced Purchase Payment Option.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
Investment-only         $100,000           $15,000
Contracts
Non-Qualified            $15,000            $1,000
IRA                      $15,000            $1,000
Roth IRA                 $15,000            $1,000
Tax Sheltered            $15,000            $1,000
Annuity
Charitable               $15,000            $1,000
Remainder Trust
SEP IRA                  $15,000            $1,000
Simple IRA               $15,000            $1,000

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 0.95% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

There are several CDSC options that are available to contract owners, each with different characteristics and costs. The charge associated with each option is charged as a percentage of the daily net assets of the variable account. They are as follows:

         OPTION            CONTRACT TYPE     CHARGE
Five Year CDSC Option      Roth IRAs           0.15%
Additional Withdrawal      All                 0.10%
Without Charge and
Disability Waiver
10 Year and Disability     Tax Sheltered       0.05%
Waiver                     Annuities
Hardship Waiver            Tax Sheltered       0.15%
                           Annuities

If the contract owner elects the Reduced Purchase Payment Option, Nationwide will reduce the minimum purchase payment to $1,000 and subsequent purchase payments to $25. In return for the reduction, Nationwide will deduct an additional charge of 0.25% of the daily net assets of the variable account. This option is not available for contracts issued as Investment-only Contracts.

Two optional death benefits are available under the contract. If the contract owner elects one of these options, Nationwide will deduct either 0.05% for the One-Year Step Up Death Benefit, or 0.10% for the 5% Enhanced Death Benefit.

                                   16 of 139

A Guaranteed Minimum Income Benefit option is available under the contract. If the contract owner elects the Guaranteed Minimum Income Benefit option, Nationwide will deduct an additional charge of 0.45% of the daily net assets of the variable account (see "Guaranteed Minimum Income Benefit").

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or the amount required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of a variable account charge which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation units.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

GENERAL DISTRIBUTOR

The contracts are distributed by the general distributor, Fidelity Investments Institutional Services Company, Inc., located at 82 Devonshire Street, Boston, MA 02109.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Fidelity Advisor Variable Account is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the separate account on July 22, 1994, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for

                                   17 of 139
each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under Investment-only Contracts, Individual Retirement Annuities, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
     1) shares of a current underlying mutual fund are no longer available for investment; or
     2)   further investment in an underlying mutual fund is inappropriate.

                                   18 of 139

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus must be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. That rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, Dollar Cost Averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by the assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:
o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

                                   19 of 139

o Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.
o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the 12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.


The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 0.95% of the daily net assets of the variable account.

The mortality risk charges compensate Nationwide for guaranteeing the annuity rate of the contracts. This guarantee ensures that the annuity rates will not change regardless of the death rates of annuity payees or the general population.

The expense risk charges compensate Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

                                   20 of 139

The CDSC applies as follows:
 Number of Years from Date               CDSC
    of Purchase Payment               Percentage
             0                            7%
             1                            7%
             2                            6%
             3                            5%
             4                            4%
             5                            3%
             6                            2%
             7                            0%

The CDSC is used to cover sales expenses, including commissions (maximum of 6% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:
     (a)  10% of all purchase payments; or
     (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:
     (1) upon the annuitization of contracts which have been in force for at least two years;
     (2)  upon payment of a death benefit; or
     (3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b) where:
     (a) is the amount which would otherwise be available for withdrawal without a CDSC; and
     (b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:
     (1)  the time the contract is surrendered;
     (2)  annuitization; or
     (3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

                                   21 of 139

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

REDUCED PURCHASE PAYMENT OPTION

If the contract owner chooses the Reduced Purchase Payment Option, Nationwide will deduct a charge equal to an annual rate of 0.25% of the daily net assets of the variable account. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent pruchase payments will be $25. This option is not available for contracts issued as Investment-only Contracts.

The contract owner may elect to terminate this rider if, throughout a period of at least two years and continuing until such election:

     (1) the total of all purchase payments, less surrenders and withdrawals, is maintained at $25,000 or more; and

     (2) during such period and continuance, all subsequent purchase payments were at least $1,000.

This election must be submitted in writing on a form provided by Nationwide. Termination of the rider will occur as of the date on the election form, and the charge for this rider will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.

CDSC OPTIONS AND CHARGES

Five Year CDSC Option for Roth IRAs

For an additional charge of 0.15% of the daily net assets of the variable account, the contract owner of a Roth IRA may choose the Five-Year CDSC Option.

Under this option, CDSC will not exceed 7% of purchase payments surrendered.



The Five Year CDSC Option for Roth IRAs applies as follows:

       Number of Years from Date of          CDSC
             Purchase Payment             Percentage
                     0                        7%
                     1                        7%
                     2                        6%
                     3                        4%
                     4                        2%
                     5                        0%

Additional Withdrawal Without Charge and Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge of 0.10% of the daily net assets of the variable account, the contract owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC. This would allow the contract owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver. Nationwide will waive CDSC if a contract owner (or annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Additional CDSC Waiver Options for Tax Sheltered Annuities

     10 Year and Disability Waiver

     For an additional charge of 0.05% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
          1) the contract owner has been the owner of the contract for 10 years; and
          2) the contract owner has made regular payroll deferrals during the entire

                                   22 of 139
               contract year for at least 5 of those 10 years.

     This option also contains a disability waiver. Nationwide will waive CDSC if the contract owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

     Hardship Waiver

     For an additional charge of 0.15% of the daily net assets of the variable account, the contract owner of a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the contract owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The contract owner may be required to provide proof of hardship.

     If this waiver becomes effective, no additional purchase payments may be made to the contract.

DEATH BENEFIT OPTIONS

If the contract owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annual rate of either 0.05% (for the One-Year Step Up Death Benefit) or 0.10% (for the 5% Enhanced Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen. Nationwide may lower either of these charges at any time without notifying contract owners. Further information about these benefits can be found in the "Death Benefit Payment" provision.

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:
     1)   the contract value;
     2) the total of all purchase payments, less an adjustment for amounts surrendered; or
     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     (1)  the contract value; or

     (2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

Long Term Care Facility Provisions

If the contract owner chooses an optional death benefit, no CDSC will be charged if:
     o    The third contract anniversary has passed; and
     o The contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date.

Additionally, if the contract owner chooses an optional death benefit, no CDSC will be charged if:
     o The contract owner has been diagnosed by a physician to have a terminal illness; and
     o Nationwide receives and records a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home offer prior to waiver of the CDSC.

                                   23 of 139

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may NOT exercise the rights described in this provision.

GUARANTEED MINIMUM INCOME BENEFIT OPTION

For an additional charge of 0.45% of the daily net assets of the variable account, the contract owner can purchase a Guaranteed Minimum Income Benefit option at the time of application. The Guaranteed Minimum Income Benefit option provides for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

     o    on a Nationwide form;
     o    signed by the contract owner; and
     o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:
     o    Joint owners can only be named for Non-Qualified Contracts.
     o Joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.
     o The exercise of any ownership right in the contract will generally require a written request signed by both joint owners.
     o An election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.
     o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the

                                   24 of 139
annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, (age 83 or younger if electing a Guaranteed Minimum Income Benefit option) unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person(s) who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.



OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
Investment-only         $100,000           $15,000
Contracts
Non-Qualified            $15,000            $1,000
IRA                      $15,000            $1,000
Roth IRA                 $15,000            $1,000
Tax Sheltered            $15,000            $1,000
Annuity
Charitable               $15,000            $1,000
Remainder Trust
SEP IRA                  $15,000            $1,000
Simple IRA               $15,000            $1,000

Subsequent purchase payments are not permitted for contracts issued in the State of Oregon, and may not be permitted in other states under certain circumstances.

If the contract owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payments will be reduced accordingly.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

                                   25 of 139

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
     o    New Year's Day            o    Independence Day
     o    Martin Luther King, Jr.   o    Labor Day Day
     o    Presidents' Day           o    Thanksgiving
     o    Good Friday               o    Christmas
     o    Memorial Day

Nationwide also will not price purchase payments if:
     (1)  trading on the New York Stock Exchange is restricted;
     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or
     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner would not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:
1)   the value of amounts allocated to the sub-accounts of the variable account;
2)   amounts allocated to the fixed account; and
3)   amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

     (a)  is:

                                   26 of 139

          (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

          (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period); and

     (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

     (c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 0.95% to 2.05% of the daily net assets of the variable account, depending on which contract features the contract owner chooses.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:
     1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and
     2)   adding any interest earned on the amounts allocated.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:
     1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);
     2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and
     3)   subtracting charges deducted in accordance with the contract.

TRANSFERS

Transfers from the Fixed Account to the Variable Account or to a Guaranteed Term Option

Fixed account allocations may be transferred to the variable account or to a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or to a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable

                                   27 of 139
account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfer Requests

Nationwide will accept transfer requests in writing or, in those states that allow them, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market-timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:
     o submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

                                   28 of 139

     o submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:
     a)   the amount requested; or
     b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
     o    the participant dies;
     o    the participant retires;
     o    the participant terminates employment due to total disability; or

                                   29 of 139

     o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:
A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (as described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:
     1. when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or
     2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B.   The surrender limitations described in Section A also apply to:
     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
     2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning

                                   30 of 139

30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)
                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)

ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, this fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.


HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. It is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000,

                                   31 of 139
that portion of the repayment will be allocated to the Fidelity Money Market Fund unless the contract owner directs otherwise.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
     o    the contract is surrendered;
     o    the contract owner/annuitant dies;
     o the contract owner who is not the annuitant dies prior to annuitization; or
     o    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month

                                   32 of 139
period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Contract owners may participate in this program if their contract value is $15,000 or more. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual funds: VIP High Income Portfolio and VIP Money Market Portfolio to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options. The minimum monthly transfer is $100.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Rate Dollar Cost Averaging programs are available.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the VIP Money Market Portfolio.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

                                   33 of 139

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:
     1) 10% of all purchase payments made to the contract as of the withdrawal date;
     2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or
     3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

        CONTRACT OWNER'S            PERCENTAGE OF
              AGE                   CONTRACT VALUE
         Under age 59 1/2                 5%
     Age 59 1/2 through age 61            7%
     Age 62 through age 64                8%
     Age 65 through age 74               10%
        Age 75 and over                  13%

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceeds the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Tax Sheltered Annuity plan, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1) an annuity payment option; and
(2) either a fixed
    payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

                                   34 of 139

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an "age last birthday" basis by:
     1)   deducting applicable premium taxes from the total contract value; then
     2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN EXERCISING THE GUARANTEED MINIMUM INCOME BENEFIT OPTION.

The first payment under a variable payment annuity is determined on the annuitization date on an "age last birthday" basis by:
     1)   deducting applicable premium taxes from the total contract value; then
     2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

                                   35 of 139

     o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or
     o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTION ("GMIB")

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

(a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday; and
(b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as the reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for a GMIB

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:
     (1)  the application of additional purchase payments;
     (2)  surrenders; or
     (3)  transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

                                   36 of 139

GMIB Illustrations

The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date, using the GMIB.

The illustrations assume the following:
     o An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;
     o There are no surrenders from the contract or transfers to the fixed account (raising the fixed account value to greater than 30% of the contract value);
     o    The contract is issued to a MALE at age 55, 65 or 70; and
     o A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

                                              7 Years in Accumulation
                                       $140,710.04 for GMIB at Annuitization
      Male Age at Issue          Male Age at Annuitization       GMIB Purchase Rate*             Monthly GMIB
              55                            62                         $4.72                         $664.15
              65                            72                         $5.96                         $838.63
              70                            77                         $5.79                         $955.42


                                             10 Years in Accumulation
                                       $162,889.46 for GMIB at Annuitization
      Male Age at Issue          Male Age at Annuitization       GMIB Purchase Rate*             Monthly GMIB
              55                            65                         $5.03                         $819.33
              65                            75                         $6.44                       $1,049.01
              70                            80                         $7.32                       $1,192.35


                                             15 Years in Accumulation
                                       $200,000.00 for GMIB at Annuitization
      Male Age at Issue          Male Age at Annuitization       GMIB Purchase Rate*             Monthly GMIB
              55                            70                         $5.66                       $1,132.00
              65                            80                         $7.32                       $1,464.00
              70                            85                         $8.18                       $1,636.00
*Guaranteed Monthly Benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown above will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.

                                   37 of 139

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:
     (1)  after the contract has been in effect for seven years; and
     (2)  the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:
     o    Life Annuity;
     o    Joint and Last Survivor Annuity; and
     o    Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**
     o    The GMIB must be elected at the time of application.
     o The annuitant must be age 83 or younger at the time the contract is issued.
     o The GMIB is irrevocable and will remain for as long as the contract remains in force.


IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE GMIB OPTION

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.

     - A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

     - Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

     - The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

     - Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

     -    GMIB may not be approved in all state jurisdictions.

                                   38 of 139

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:
(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.
(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.
(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:
     (1)  in a lump sum;
     (2)  as an annuity; or
     (3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the

                                   39 of 139
death benefit equally, unless otherwise specified.

If no beneficiary(ies) or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:
     1)   proper proof of the annuitant's death;
     2)   an election specifying the distribution method; and
     3)   any state required form(s).

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:
     1)   the contract value;
     2) the total of all purchase payments, less an adjustment for amounts surrendered; or
     3) the contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:
     1)   the contract value;
     2) the total of all purchase payments, less an adjustment for amounts surrendered; or
     3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:
     1)   the contract value; or
     2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the

                                   40 of 139
          annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:
     1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
     2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:
          a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; or
          b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person, then, for purposes of these distribution provisions:
     a) the death of the annuitant will be treated as the death of a contract owner;
     b) any change of annuitant will be treated as the death of a contract owner; and
     c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

Distributions from Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:

     a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or
     b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being

                                   41 of 139
withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in
a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:
     a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or
     b)   the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distributions commencing on the required distribution date must satisfy minimum distribution and incidental benefit provisions set forth in the Internal Revenue Code. Those provisions require that distributions cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity determined by the end of the previous calendar year by (a) the annuitant's life expectancy; or if applicable, (b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary. The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:
     a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or
     b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS OR SIMPLE IRAS

Distributions from an Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:
     a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or
     b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:
     a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

                                   42 of 139

          1) treat the contract as an Individual Retirement Annuity, SEP IRA or Simple IRA established for his or her benefit; or
          2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or
b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA, Simple IRA or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs.

If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:
     a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:
          1) treat the contract as a Roth IRA established for his or her benefit; or
          2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or
     b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

                                   43 of 139

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

Contract owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the contracts.

Nationwide does not guarantee the tax status of the contracts or any transactions involving the contracts.

Section 72 of the Internal Revenue Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) Individual Retirement Annuities, including SEP IRAs and Simple IRAs; (2) Roth IRAs; (3) Tax Sheltered Annuities; and (4) Non-Qualified Contracts. Each type of annuity is discussed below.

Individual Retirement Annuities, SEP IRAs and Simple IRAs

Distributions from Individual Retirement Annuities, including SEP IRAs and Simple IRAs and contracts owned by Individual Retirement Accounts are generally taxed when received. The excludable portion of each payment is based on the ratio between the amount by which non-deductible purchase payments to all the contracts exceeds prior non-taxable distributions from the contracts, and the total account balances in the contracts at the time of the distribution. The owner of the Individual Retirement Annuity, SEP IRA, Simple IRA or the annuitant under contracts held by Individual Retirement Accounts must annually report to the Internal Revenue Service:
     o    the amount of nondeductible purchase payments;
     o    the amount of any distributions;
     o the amount by which nondeductible purchase payments for all years exceed non-taxable distributions for all years; and
     o the total balance in all Individual Retirement Annuities, SEP IRAs, Simple IRAs and Individual Retirement Accounts.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

          (i) it is made on or after the date on which the contract owner attains age 59 1/2;

         (ii) it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

        (iii) it is attributable to the contract owner's disability; or

         (iv) it is a qualified first-time homebuyer distribution (as defined in Section 72(t)(2)(F) of the Internal Revenue Code).

If the Roth IRA does not have any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the distribution is not made within the five year period beginning with the first contribution to the Roth IRA. If the Roth IRA contains qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the distribution is not made within the five taxable year period commencing with the taxable year in which the qualified rollover contribution was made.

A non-qualified distribution is any distribution that is not a qualified distribution.

A qualified distribution is not included in gross income for federal income tax purposes. A non-qualified distribution is not includible in gross income to the extent that the distribution, when

                                   44 of 139
added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

If the contract owner dies before the contract is completely distributed, the balance will also be included in the contract owner's gross estate for tax purposes.

A change of the annuitant or contingent annuitant may be treated by the Internal Revenue Service as a taxable transaction.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula required by the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments (as determined pursuant to Section 72(d) of the Internal Revenue Code) until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

Non-Qualified Contracts - Natural Persons as Contract Owners

The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment is excludable from taxable income based on the ratio between the contract owner's investment in the contract and the expected return on the contract until the investment has been recovered. Thereafter the entire amount is includible in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income and no additional payments are due after his or her death, then he or she may be entitled to a deduction for the balance of the unrecovered investment on the contract on his or her final income tax return.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the contract that is assigned or pledged; or for contracts issued after April 22, 1987, any portion of the contract transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during any 12-month period will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations.

Distributions before the annuitization date allocable to a portion of the contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on earnings from contributions made to the contract after February 28, 1986. There are exceptions for immediate annuities and certain contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium contract on which payments begin within one year of purchase. If this contract is issued as the result of an exchange described in Section 1035 of the Internal Revenue Code, for purposes of determining whether the contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

                                   45 of 139

Internal Revenue Code Section 72 also assesses a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution:
     1)   is a result of a contract owner's death;
     2)   is a result of a contract owner's disability;
     3) is one of a series of substantially equal periodic payments made over the life or life expectancy of the contract owner (or the joint lives or joint life expectancies of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner);
     4)   is for the purchase of an immediate annuity; or
     5)   is allocable to an investment in the contract before August 14, 1982.

A contract owner that wants to begin taking distributions to which the 10% tax penalty does not apply should forward a written request to Nationwide. Upon receipt of this written request, Nationwide will inform the contract owner of Nationwide's policies and procedures, as well as contract limitations. An election to begin taking these withdrawals will be irrevocable and may not be amended or changed.

In order to qualify as an annuity contract under Section 72 of the Internal Revenue Code, the contract must provide for distribution of the entire contract upon a contract owner's death. These rules are described in "Required Distributions for Non-Qualified Contracts."

The Internal Revenue Code requires that any election to receive an annuity instead of a lump sum payment be made within 60 days after the lump sum becomes payable (generally, within 60 days of the death of a contract owner or the annuitant). As long as the election is made within the 60 day period, each distribution will be taxable when it is paid. Upon the end of this 60 day period, if no election has been made, the entire amount of the lump sum will be subject to immediate tax, even if the payee decides at a later date to take the distribution as an annuity.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned (or, pursuant to Section 72(u) of the Internal Revenue Code, deemed to be owned) by individuals. Different rules apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities ("non-natural persons") are not treated as annuity contracts under the Internal Revenue Code. Specifically, they are not treated as annuity contracts for purposes of Section 72. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract to the contract owner.

This non-natural person rule does not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent for an individual is treated as owned by the individual. This would put the contract back under
Section 72, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rule also does not apply to contracts that are:
     a) acquired by the estate of a decedent by reason of the death of the decedent;
     b) issued in connection with certain qualified retirement plans and individual retirement plans;

                                   46 of 139

     c)   used in connection with certain structured settlements;
     d) purchased by an employer upon the termination of certain qualified retirement plans; or
     e)   an immediate annuity.

INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS, SIMPLE IRAS AND TAX SHELTERED
ANNUITIES

Contract owners looking for information on eligibility, limitations on permissible amounts of purchase payments, and the tax consequences of distributions from Individual Retirement Annuities, SEP IRAs, Simple IRAs and Tax Sheltered Annuities should contact a qualified adviser. The terms of each plan may limit the rights available under the contracts.

Section 403(b)(1)(E) of the Internal Revenue Code requires a contract issued as a Tax Sheltered Annuity to limit purchase payments for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Internal Revenue Code. This limit is increased from time to time to reflect increases in the cost of living. This limit may be reduced by deposits, contributions or payments made to another Tax Sheltered Annuity or other plan, contract or arrangement by or on behalf of the contract owner.

The Internal Revenue Code allows most distributions from Qualified Plans to be rolled into Individual Retirement Annuities, SEP IRAs or Simple IRAs. Most distributions from Tax Sheltered Annuities may be rolled into another Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA. Distributions that may NOT be rolled over are those that are:
     a) one of a series of substantially equal annual (or more frequent) payments made:
          1)   over the life (or life expectancy) of the contract owner;
          2) over the joint lives (or joint life expectancies) of the contract owner and the contract owner's designated beneficiary; or
          3)   for a specified period of ten years or more; or
     b)   a required minimum distribution.

Any distribution that is eligible for rollover will be subject to federal tax withholding of 20% if the distribution is not rolled into an appropriate plan as described above.

Individual Retirement Annuities, SEP IRAs and Simple IRAs may not provide life insurance benefits. If the death benefit exceeds the greater of the contract's cash value or the sum of all purchase payments (less any surrenders), the contract could be considered life insurance. Consequently, the Internal Revenue Service could determine that the Individual Retirement Annuity, SEP IRA or Simple IRA does not qualify for the desired tax treatment.

ROTH IRAS

The contract may be purchased as a Roth IRA. For detailed information on purchasing and holding this contract as a Roth IRA, the contract owner should contact a financial adviser.

The Internal Revenue Code allows distributions from Individual Retirement Accounts and Individual Retirement Annuities to be rolled into Roth IRAs. The rollovers are subject to federal income tax as distributions from the Individual Retirement Account or Individual Retirement Annuity.

For rollovers from Individual Retirement Accounts and Individual Retirement Annuities, all of the income from the rollover will be required to be included in income in the year of the rollover distribution from the Individual Retirement Account or Individual Retirement Annuity.

A distribution from a Roth IRA that contains the proceeds of a rollover from an Individual Retirement Account or Individual Retirement Annuity within the preceding five years could be subject to a 10% penalty, even if the distribution is not taxable. In addition, if the rollover from the Individual Retirement

                                   47 of 139

Account or Individual Retirement Annuity was made in 1998, and the income from that rollover was included in income ratably over a four year period, a distribution from the Roth IRA within four years of the rollover may result in the loss of the four year spread, subject to the amount deferred under the four year election to be taxed immediately.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. Contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no mandatory taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required), or if it is an eligible rollover distribution. Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
     1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and
     2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:
     1) the distribution is connected to the non-resident alien's conduct of business in the United States; and
     2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:
     o    a transfer of the contract from one contract owner to another; or
     o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
     a) an individual who is two or more generations younger than the contract owner; or
     b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

     o who would be required to include the contract, death benefit, distribution, or other

                                   48 of 139
     payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

PUERTO RICO

Under the Puerto Rico tax code, distributions from a Non-Qualified Contract before annuitization are treated as nontaxable return of principal until the principal is fully recovered. Thereafter all distributions are fully taxable. Distributions after annuitization are treated as part taxable income and part nontaxable return of principal. The amount excluded from gross income after annuitization is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution is included in gross income. Puerto Rico does not impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income. A personal adviser should be consulted in these situations.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

        o the failure to diversify was accidental;
        o the failure is corrected; and
        o a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:
     o    statements showing the contract's quarterly activity;
     o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;
     o annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the

                                   49 of 139
          rules under the Investment Company Act of 1940 for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, Nationwide is required to renovate or replace computer systems so that the systems will function properly after December 31, 1999.

Nationwide has completed an inventory and assessment of all computer systems and has implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. Nationwide has renovated all applications that required renovation. Testing of the renovated programs included running each application in a Year 2000 environment and was completed as planned during 1998. For applications being replaced, Nationwide had all replacement systems in place and functioning as planned by year-end 1998. Conversions of existing traditional life policies will continue through second quarter, 1999. In addition, the shareholder services system that supports our mutual fund products will be fully deployed in the first quarter of 1999.

Nationwide has completed an inventory and assessment of all vendor products and has tested and certified that each vendor product is Year 2000 compliant. Any vendor products that could not be certified as Year 2000 compliant were replaced or eliminated in 1998.

Nationwide has also addressed issues associated with the exchange of electronic data with external organizations. Nationwide has completed an inventory and assessment of all business partners including electronic interfaces. Processes have been put into place and programs initiated to process data irrespective of the format by converting non-compliant data into a Year 2000 compliant format.

Systems supporting Nationwide's infrastructure such as telecommunications, voice and networks will be compliant by March 1999. Nationwide's assessment of Year 2000 issues has also included non-information technology systems with embedded computer chips. Nationwide's building systems such as fire, security, elevators and escalators supporting facilities in Columbus, Ohio have been tested and are Year 2000 compliant.

In addition to resolving internal Year 2000 readiness issues, Nationwide is surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant and be in a position to do business in the Year 2000 and beyond. Specifically, Nationwide has contacted mutual fund organizations that provide funds for our variable annuity and life products. The same action will continue during the first quarter of 1999 with wholesale producers. Nationwide continues its efforts to identify external risk factors and is planning to develop contingency plans as part of its ongoing risk management strategy.

Operating expenses in 1998 and 1997 included approximately $44.7 million and $45.4 million, respectively, for technology projects, including costs related to Year 2000. Nationwide anticipates spending approximately $5 million on Year 2000 activities in 1999. These expenses do not have an effect on the assets of the variable account and are not charged through to the contract owner.

Management does not anticipate that the completion of Year 2000 renovation and

                                   50 of 139
replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In February 1997, Nationwide was named as a defendant in a lawsuit filed in New York state court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). In April 1998, Nationwide was named as a defendant in a lawsuit filed in Ohio state court similar to the Snyder case (David and Joan Mishler v. Nationwide Life Insurance Co.). In August 1998, Nationwide Mutual Insurance Company and Nationwide and the plaintiffs executed a stipulation of settlement and submitted it to the New York state court for approval. On August 20, 1998, the court in the Snyder case signed an order preliminarily approving a class for settlement purposes (which would include the Mishler case) and scheduled a fairness hearing for December 17, 1998. At that hearing, the court reviewed the fairness and reasonableness of the proposed settlement and issued a final order and judgment. The approved settlement provides for dismissal of both the Snyder and Mishler cases, bars class members from pursuing litigation against Nationwide Mutual Insurance Company and its affiliates, including Nationwide and its subsidiaries, relating to the allegations in the Snyder case, and provides class members with a potential value of approximately $100 million in policy adjustments, discounted premiums and discounted products.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance policy and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs seek to represent a class of variable life insurance policy owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the district court denied, in part, and granted, in part, Nationwide and American Century's motions to dismiss the complaint. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy and breach of contract. On December 2, 1998, the district court issued an order denying plaintiffs' motion for class certification. On December 10, 1998, the district court stayed the lawsuit pending plaintiffs' petition to the federal appeals court for interlocutory review of the order denying class certification. On December 14, 1998, plaintiffs filed their petition for interlocutory review, on which the federal appeals court has not yet ruled. Nationwide intends to defend the case vigorously.

On October 29, 1998, Nationwide and certain of its subsidiaries were named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity

                                   51 of 139

Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of Nationwide's customers and seeks unspecified compensatory and punitive damages. Nationwide currently is evaluating this lawsuit, which has not been certified as a class. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, Fidelity Investments Institutional Services Company, Inc., is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY
ADVERTISING

A "yield" and "effective yield" may be advertised for the VIP Money Market Portfolio. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the VIP Money Market Portfolio's units. Yield is an annualized figure, which means that it is assumed that the VIP Money Market Portfolio generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

    o precious metals;
    o real estate;
    o stocks and bonds;
    o closed-end funds;
    o bank money market deposit accounts and passbook savings;
    o CDs; and
    o the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:
    o    S&P 500;
    o    Shearson/Lehman Intermediate Government/Corporate Bond Index;
    o    Shearson/Lehman Long-Term Government/Corporate Bond Index;
    o    Donoghue Money Fund Average;
    o    U.S. Treasury Note Index;
    o    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
    o    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:
    o    Lipper Analytical Services, Inc.;
    o    CDA/Wiesenberger;
    o    Morningstar;
    o    Donoghue's;
    o    magazines such as:
         o    Money;
         o    Forbes;
         o    Kiplinger's Personal Finance Magazine;
         o    Financial World;
         o    Consumer Reports;
         o    Business Week;
         o    Time;
         o    Newsweek;
         o    National Underwriter; and
         o    News and World Report;
    o    LIMRA;
    o    Value;
    o    Best's Agent Guide;
    o    Western Annuity Guide;
    o    Comparative Annuity Reports;
    o    Wall Street Journal;
    o    Barron's;
    o    Investor's Daily;
    o    Standard & Poor's Outlook; and

                                   52 of 139

    o    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized average annual total return ("standardized return") calculated in a manner prescribed by the SEC, and non-standardized total return ("non-standardized return").

Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7 year CDSC schedule and the charges that could be assessed to a contract if the maximum rider options for a contract issued as a Tax Sheltered Annuity are chosen as of December 31, 1998(1.05%). Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $25,000, with base contract variable account charges of 0.95% and does NOT reflect CDSC. An assumed initial investment of $25,000 is used because that amount more accurately reflects the average contract size.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods.

The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1998. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                                   53 of 139

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                                              10 Years
                                                                                            or Date Fund
                                                                                            Available in    Date Fund
                                                                                            the Variable   Available in
                                                                 1 Year         5 Years        Account     the Variable
                        Sub-Account Option                     to 12/31/98    to 12/31/98    to 12/31/98     Account
      VIP Equity-Income Portfolio: Service Class                 4.08%            N/A           14.18%         01/20/97
      VIP Growth Portfolio: Service Class                       31.63%            N/A           25.08%         01/20/97
      VIP High Income Portfolio: Service Class                 -11.34%            N/A            2.90%         11/01/96
      VIP Money Market Portfolio                                -1.93%            N/A            1.62%         11/01/96
      VIP Overseas Portfolio: Service Class                      5.17%            N/A           10.19%         11/01/96
      VIP II Asset Manager Portfolio: Service Class              7.18%            N/A           12.85%         01/20/97
      VIP II Asset Manager: Growth Portfolio: Service Class      9.57%            N/A           15.64%         01/20/97
      VIP II Contrafund Portfolio: Service Class                22.29%            N/A           21.13%         01/20/97
      VIP II Investment Grade Bond Portfolio                     1.42%            N/A            4.87%         11/01/96
      VIP II Index 500 Portfolio                                20.69%            N/A           24.48%         01/20/97
      VIP III Balanced Portfolio: Service Class                  9.83%            N/A           13.77%         01/03/95
      VIP III Growth & Income Portfolio: Service Class          21.63%            N/A           24.20%         01/20/97
      VIP III Growth Opportunities Portfolio: Service Class     16.91%            N/A           24.33%         01/03/95

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
$25,000 INITIAL INVESTMENT, VARIABLE ACCOUNT CHARGES OF 0.95%, NO CDSC

PLEASE NOTE: THE PERFORMANCE NUMBERS BELOW REFLECT THE DEDUCTION OF THE AMOUNT ASSESSED FOR THE BASE CONTRACT OF 0.95% (A CONTRACT WITH NO RIDER OPTIONS). FOR CONTRACT OWNERS WHICH HAVE CHOSEN ONE OR MORE RIDER OPTIONS, THE FUND PERFORMANCE AS SHOWN BELOW WOULD BE REDUCED IN ACCORDANCE TO THE COSTS OF THE RIDER OPTIONS SELECTED.

                                                                                              10 Years
                                                                                            to 12/31/98
                                                                 1 Year        5 Years       or Life of     Date Fund
                        Sub-Account Option                     to 12/31/98   to 12/31/98        Fund        Effective
      VIP Equity-Income Portfolio: Service Class                 10.47%         17.52%          14.41%         10/09/86
      VIP Growth Portfolio: Service Class                        38.04%         20.46%          18.14%         10/09/86
      VIP High Income Portfolio: Service Class                   -5.34%          7.64%           9.97%         09/19/85
      VIP Money Market Portfolio                                  4.46%          4.22%           4.58%         04/01/82
      VIP Overseas Portfolio: Service Class                      11.56%          8.55%           8.92%         01/28/87
      VIP II Asset Manager Portfolio: Service Class              13.57%         10.58%          11.77%         09/06/89
      VIP II Asset Manager: Growth Portfolio: Service Class      15.96%          N/A            20.08%         01/03/95
      VIP II Contrafund Portfolio: Service Class                 28.69%          N/A            27.30%         01/03/95
      VIP II Investment Grade Bond Portfolio                      7.80%          5.60%           7.23%         12/05/88
      VIP II Index 500 Portfolio                                 27.09%         22.46%          19.93%         08/27/92
      VIP III Balanced Portfolio: Service Class                  16.22%          N/A            14.62%         01/03/95
      VIP III Growth & Income Portfolio: Service Class           28.03%          N/A            27.76%         12/31/96
      VIP III Growth Opportunities Portfolio: Service Class      23.31%          N/A            24.96%         01/03/95

The Fidelity VIP III Mid Cap Portfolio: Service Class was added to the variable account on January 11, 1999. Therefore, no sub-account performance is available.

                                   54 of 139

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                                                                               PAGE
General Information and History...................................................................................1
Services..........................................................................................................1
Purchase of Securities Being Offered..............................................................................2
Underwriters......................................................................................................2
Calculations of Performance.......................................................................................2
Annuity Payments..................................................................................................3
Financial Statements..............................................................................................4

                                   55 of 139

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS


The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

 There is no guarantee that the investment objectives will be met.

VARIABLE INSURANCE PRODUCTS FUND
The Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. When choosing these securities, FMR will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising the Standard & Poor's Composite Stock Price Index.

     VIP GROWTH PORTFOLIO: SERVICE CLASS
     Investment Objective: To seek to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: Seeks high current income by investing primarily in all types of income-producing debt securities, preferred stocks, and convertible securities. FMR normally invests at least 65% of the Portfolio's total assets in these securities. In choosing investments, the Portfolio also considers growth of capital.

     VIP MONEY MARKET PORTFOLIO
     Investment Objective: Seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Portfolio will invest only in high quality U.S. dollar-denominated money market securities of domestic and foreign issuers while seeking to maintain a stable $1.00 share price. Investments in the Money Market Portfolio are neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will maintain a stable $1.00 share price.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS
     Investment Objective: Seeks long-term growth of capital by investing primarily in securities of issuers whose principal activities are outside of the U.S. FMR normally invests at least 65% of the Portfolio's total assets in securities of issuers from at least three different countries outside of North America (the U.S., Canada, Mexico, and Central America). The Portfolio expects to invest a majority of its assets in equity securities, but may also invest in debt securities of any quality.

                                   56 of 139

VARIABLE INSURANCE PRODUCTS FUND II
The Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II ASSET MANAGER PORTFOLIO: SERVICE CLASS
     Investment Objective: Seeks high total return with reduced risk over the long term by allocating its assets among the following classes or types of investments in a neutral mix: stock class, the bond class, and short-term class/money market class.
         Asset Manager       Range          Neutral Mix
         Stock Class         30-70%         50%
         Bond Class          20-60%         40%
         Short-term Class     0-50%         10%

     VIP II ASSET MANAGER: GROWTH PORTFOLIO: SERVICE CLASS
     Investment Objective: Seeks maximum total return over the long-term by allocating assets among the following classes or types of investment in a neutral mix: the stock class, the bond class, short-term class/ money market class. The Portfolio's more aggressive approach focuses primarily on stocks for high potential returns.
                      Asset Manager:     Range          Neutral Mix
                      Growth
                      Stock Class        50-100%          70%
                      Bond Class           0-50%          25%
                      Short-term Class     0-50%           5%

     VIP II CONTRAFUND PORTFOLIO: SERVICE CLASS
     Investment Objective: To seek capital appreciation by investing primarily in companies that the Portfolio manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign stock, and securities convertible into common stock.

     VIP II INVESTMENT GRADE BOND PORTFOLIO
     Investment Objective: Seeks a high level of current income as is consistent with preservation of capital by investing primarily in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in investment-grade fixed-income securities such as debentures, bonds and notes. government securities.

     VIP II INDEX 500 PORTFOLIO
     Investment Objective: To seek investment results that correspond to the total return of common stocks that comprise the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Normally, at least 80% of the Portfolio's assets will be invested in equity securities of companies that comprise the S&P 500. Although the Portfolio tries to allocate its assets similarly to those of the S&P 500, the Portfolio's composition may not always be identical to that of the S&P. In seeking a 98% or better long-term correlation of the fund Bankers Trust may choose, if extraordinary circumstances warrant, to exclude a stock held in the S&P 500 and include a similar stock if doing so will help the Portfolio achieve its objective.

VARIABLE INSURANCE PRODUCTS FUND III
The Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

     VIP III BALANCED PORTFOLIO: SERVICE CLASS
     Investment Objective: Seeks both income and growth of capital using a balanced approach to provide the best possible total return from investments in a diversified portfolio of equity and fixed-income securities with income, growth of income

                                   57 of 139
     and capital appreciation potential. FMR manages the Portfolio to maintain a balance between stocks and bonds. When FMR's outlook is neutral, it will invest approximately 60% of the Funds assets in stocks or other equity securities and the remainder in bonds. The Portfolio will always invest at least 25% of its total assets in fixed-income senior securities.

     VIP III GROWTH & INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: Seeks high total return through a combination of current income and capital appreciation by investing mainly in equity securities.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
     Investment Objective: Seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks. Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in securities of companies that FMR believes have long-term growth potential. The Portfolio has the ability to purchase foreign securities, and preferred stock and bonds that may produce capital appreciation.

     VIP III MID CAP PORTFOLIO: SERVICE CLASS
     Investment Objective: Long-term growth of capital by investing in equity securities of companies with medium market capitalizations. FMR normally invests at least 65% of the Portfolio's total assets in these securities. The Portfolio has the flexibility, however, to invest the balance in other market capitalizations and security types. Medium market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the S&P MidCap 400 at the time of the Portfolio's investment. The S&P MidCap 400 is an unmanaged index of medium capitalization stocks. Companies whose capitalization no longer meets this definition after purchase continue to be considered medium-capitalized for purposes of the 65% policy. The Portfolio also reserves the right to invest in preferred stocks and investment-grade debt instruments for temporary, defensive purposes.

                                   58 of 139

APPENDIX B: CONDENSED FINANCIAL INFORMATION

Accumulation unit values for accumulation units outstanding throughout the period.

                           NO OPTIONAL DEATH BENEFITS
   (VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD

Fidelity VIP                   10.000000          10.758604              7.59%               343,285       1998
Equity-Income Portfolio
- Q

Fidelity VIP                   10.000000          10.758604              7.59%               492,319       1998
Equity-Income Portfolio
- NQ

Fidelity VIP Growth            10.000000          13.265992             32.66%               272,183       1998
Portfolio - Q

Fidelity VIP Growth            10.000000          13.265992             32.66%               464,386       1998
Portfolio - NQ

Fidelity VIP High              10.000000           9.218542             -7.81%               484,504       1998
Income Portfolio - Q

Fidelity VIP High              10.000000           9.218542             -7.81%               601,794       1998
Income Portfolio - NQ

Fidelity VIP Money             10.000000          10.407380              4.07%               239,010       1998
Market Portfolio - Q*

Fidelity VIP Money             10.000000          10.407380              4.07%               390,433       1998
Market Portfolio - NQ*

Fidelity VIP Overseas          10.000000          10.586638              5.87%               134,873       1998
Portfolio - Q

Fidelity VIP Overseas          10.000000          10.586638              5.87%               129,179       1998
Portfolio - NQ

Fidelity VIP II Asset          10.000000          11.098876             10.99%                71,666       1998
Manager Portfolio - Q

Fidelity VIP II Asset          10.000000          11.098876             10.99%                84,366       1998
Manager Portfolio - NQ

                                   59 of 139

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD

Fidelity VIP II Asset          10.000000          11.278688             12.79%                29,182       1998
Manager: Growth
Portfolio - Q

Fidelity VIP II Asset          10.000000          11.278688             12.79%                57,110       1998
Manager: Growth
Portfolio - NQ

Fidelity VIP II                10.000000          12.539357             25.39%               208,682       1998
Contrafund Portfolio -Q

Fidelity VIP II                10.000000          12.539357             25.39%               350,091       1998
Contrafund Portfolio -
NQ

Fidelity VIP II                10.000000          10.690813              6.91%               147,838       1998
Investment Grade Bond
Portfolio - Q

Fidelity VIP II                10.000000          10.690813              6.91%               250,598       1998
Investment Grade Bond
Portfolio - NQ

Fidelity VIP II Index          10.000000          12.204206             22.04%               196,106       1998
500 Portfolio - Q

Fidelity VIP II Index          10.000000          12.204206             22.04%               338,172       1998
500 Portfolio  - NQ

Fidelity VIP III               10.000000          11.340963             13.41%               174,467       1998
Balanced Portfolio  - Q

Fidelity VIP III               10.000000          11.340963             13.41%               247,421       1998
Balanced Portfolio  - NQ

Fidelity VIP III Growth        10.000000          12.392371             23.92%               228,032       1998
& Income Portfolio - Q

                                   60 of 139

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD

Fidelity VIP III Growth        10.000000          12.392371             23.92%               394,454       1998
& Income Portfolio - NQ

Fidelity VIP III Growth        10.000000          11.936099             19.36%               673,404       1998
Opportunities Portfolio
- Q

Fidelity VIP III Growth        10.000000          11.936099             19.36%             1,073,225       1998
Opportunities Portfolio
- NQ


*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 1998 was 3.55%.

The Fidelity VIP III Mid Cap Portfolio was added to the variable account on January 11, 1999. Therefore, no Condensed Financial Information is available.

                                   61 of 139

                     OPTIONAL ONE-YEAR STEP UP DEATH BENEFIT
   (VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD

Fidelity VIP                   10.000000          10.753771              7.54%               312,594       1998
Equity-Income Portfolio
- Q

Fidelity VIP                   10.000000          10.753771              7.54%               456,864       1998
Equity-Income Portfolio
- NQ

Fidelity VIP Growth            10.000000          13.260038             32.60%               259,268       1998
Portfolio - Q

Fidelity VIP Growth            10.000000          13.260038             32.60%               297,743       1998
Portfolio - NQ

Fidelity VIP High              10.000000           9.214386             -7.86%               316,524       1998
Income Portfolio - Q

Fidelity VIP High              10.000000           9.214386             -7.86%               458,599       1998
Income Portfolio - NQ

Fidelity VIP Money             10.000000          10.402557              4.03%               252,165       1998
Market Portfolio - Q*

Fidelity VIP Money             10.000000          10.402557              4.03%               180,132       1998
Market Portfolio - NQ*

Fidelity VIP Overseas          10.000000          10.581883              5.82%                82,289       1998
Portfolio - Q

Fidelity VIP Overseas          10.000000          10.581883              5.82%               122,011       1998
Portfolio - NQ

Fidelity VIP II Asset          10.000000          11.093882             10.94%                61,666       1998
Manager Portfolio - Q

Fidelity VIP II Asset          10.000000          11.093882             10.94%                91,981       1998
Manager Portfolio - NQ

                                   62 of 139

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD

Fidelity VIP II Asset          10.000000          11.273630             12.74%                54,864       1998
Manager: Growth
Portfolio - Q

Fidelity VIP II Asset          10.000000          11.273630             12.74%                47,213       1998
Manager: Growth
Portfolio - NQ

Fidelity VIP II                10.000000          12.533725             25.34%               227,291       1998
Contrafund Portfolio -Q

Fidelity VIP II                10.000000          12.533725             25.34%               262,976       1998
Contrafund Portfolio -
NQ

Fidelity VIP II                10.000000          10.686005              6.86%               118,873       1998
Investment Grade Bond
Portfolio - Q

Fidelity VIP II                10.000000          10.686005              6.86%               401,936       1998
Investment Grade Bond
Portfolio - NQ

Fidelity VIP II Index          10.000000          12.198716             21.99%               193,851       1998
500 Portfolio - Q

Fidelity VIP II Index          10.000000          12.198716             21.99%               329,494       1998
500 Portfolio  - NQ

Fidelity VIP III               10.000000          11.335864             13.36%               128,615       1998
Balanced Portfolio  - Q

Fidelity VIP III               10.000000          11.335864            13.36%%               192,273       1998
Balanced Portfolio  - NQ

Fidelity VIP III Growth        10.000000          12.386801             23.87%               353,600       1998
& Income Portfolio - Q

                                   63 of 139

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD

Fidelity VIP III Growth        10.000000          12.386801             23.87%               351,258       1998
& Income Portfolio - NQ

Fidelity VIP III Growth        10.000000          11.930730             19.31%               831,168       1998
Opportunities Portfolio
- Q

Fidelity VIP III Growth        10.000000          11.930730             19.31%               896,484       1998
Opportunities Portfolio
- NQ


*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 1998 was 3.55%.

The Fidelity VIP III Mid Cap Portfolio was added to the variable account on January 11, 1999. Therefore, no Condensed Financial Information is available.

                                   64 of 139

                       OPTIONAL 5% ENHANCED DEATH BENEFIT
   (VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD

Fidelity VIP                   10.000000          10.748944              7.49%                76,194       1998
Equity-Income Portfolio
- Q

Fidelity VIP                   10.000000          10.748944              7.49%               108,197       1998
Equity-Income Portfolio
- NQ

Fidelity VIP Growth            10.000000          13.254076             32.54%                46,684       1998
Portfolio - Q

Fidelity VIP Growth            10.000000          13.254076             32.54%               117,255       1998
Portfolio - NQ

Fidelity VIP High              10.000000           9.210254             -7.90%                72,605       1998
Income Portfolio - Q

Fidelity VIP High              10.000000           9.210254             -7.90%               197,839       1998
Income Portfolio - NQ

Fidelity VIP Money             10.000000          10.397737              3.98%               133,561       1998
Market Portfolio - Q*

Fidelity VIP Money             10.000000          10.397737              3.98%               103,226       1998
Market Portfolio - NQ*

Fidelity VIP Overseas          10.000000          10.577127              5.77%                16,755       1998
Portfolio - Q

Fidelity VIP Overseas          10.000000          10.577127              5.77%                68,968       1998
Portfolio - NQ

Fidelity VIP II Asset          10.000000          11.088896             10.89%                 8,319       1998
Manager Portfolio - Q

Fidelity VIP II Asset          10.000000          11.088896             10.89%                17,136       1998
Manager Portfolio - NQ

                                   65 of 139

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD

Fidelity VIP II Asset          10.000000          11.268555             12.69%                24,911       1998
Manager: Growth
Portfolio - Q

Fidelity VIP II Asset          10.000000          11.268555             12.69%                 8,306       1998
Manager: Growth
Portfolio - NQ

Fidelity VIP II                10.000000          12.528086             25.28%                52,457       1998
Contrafund Portfolio -Q

Fidelity VIP II                10.000000          12.528086             25.28%                81,444       1998
Contrafund Portfolio -
NQ

Fidelity VIP II                10.000000          10.681197              6.81%                38,420       1998
Investment Grade Bond
Portfolio - Q

Fidelity VIP II                10.000000          10.681197              6.81%               125,354       1998
Investment Grade Bond
Portfolio - NQ

Fidelity VIP II Index          10.000000          12.193234             21.93%                45,723       1998
500 Portfolio - Q

Fidelity VIP II Index          10.000000          12.193234             21.93%                71,382       1998
500 Portfolio  - NQ

Fidelity VIP III               10.000000          11.330772             13.31%                44,418       1998
Balanced Portfolio  - Q

Fidelity VIP III               10.000000          11.330772             13.31%                55,013       1998
Balanced Portfolio  - NQ

Fidelity VIP III Growth        10.000000          12.381235             23.81%                48,820       1998
& Income Portfolio - Q

                                   66 of 139

UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENTAGE CHANGE   NUMBER OF            YEAR
                          VALUE AT            VALUE AT END OF     IN ACCUMULATION     ACCUMULATION UNITS
                          BEGINNING OF        PERIOD              UNIT VALUE          AT END OF PERIOD
                          PERIOD

Fidelity VIP III Growth        10.000000          12.381235             23.81%               105,831       1998
& Income Portfolio - NQ

Fidelity VIP III Growth        10.000000          11.925368             19.25%               123,265       1998
Opportunities Portfolio
- Q

Fidelity VIP III Growth        10.000000          11.925368             19.25%               260,816       1998
Opportunities Portfolio
- NQ



*The 7-day yield on the Fidelity VIP Money Market Portfolio as of December 31, 1998 was 3.55%.

The Fidelity VIP III Mid Cap Portfolio was added to the variable account on January 11, 1999. Therefore, no Condensed Financial Information is available.

                                   67 of 139

                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 30, 1999

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
            THROUGH ITS NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated April 30, 1999. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182610, Columbus, Ohio 43218-2610, or calling 1-800-494-1132, Voice
Response (available 24 hours) 1-800-573-2447, TDD 1-800-238-3035.

                                TABLE OF CONTENTS

                                                                                                           PAGE
General Information and History..............................................................................1
Services.....................................................................................................1
Purchase of Securities Being Offered.........................................................................2
Underwriters.................................................................................................2
Calculations of Performance..................................................................................2
Annuity Payments.............................................................................................3
Financial Statements.........................................................................................4

GENERAL INFORMATION AND HISTORY

The Nationwide Fidelity Advisor Variable Account is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $98.28 billion as of December 31, 1998.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide has entered into an agreement with the adviser of the underlying mutual funds. The agreement relates to administrative services furnished by Nationwide and provides for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

                                   68 of 139

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Fidelity Investments Institutional Services Company, Inc. ("Fidelity"), 82 Devonshire Street, Boston, Massachusetts 02109. Nationwide has paid no underwriting commission to Fidelity.

CALCULATIONS OF PERFORMANCE

Any current yield quotations of the VIP Money Market Portfolio, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The VIP Money Market Portfolio's effective yield will be computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Portfolio.

The VIP Money Market Portfolio's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the portfolio, portfolio quality and average maturity, changes in interest rates, and the portfolio's expenses. Although the portfolio determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described in the portfolio's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the VIP Money Market Portfolio is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a the standard 7 year CDSC schedule and the deduction of all charges that could be made to a contract if all available options were chosen as of December 31, 1998 (1.05%), except for premium taxes, which may be imposed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $25,000 and does not reflect the deduction of any applicable CDSC. Reflecting the CDSC would decrease the level of the performance advertised. The CDSC is not reflected

                                   69 of 139
because the contract is designed for long term investment. An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. The nonstandardized annual total return will be based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                                   70 of 139

                          Independent Auditors' Report


The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Fidelity Advisor Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Fidelity Advisor Variable Account as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Fidelity Advisor Variable Account as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 5, 1999

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1998


ASSETS:
   Investments at market value:
      Fidelity VIP - Equity-Income Portfolio
         2,639,029 shares (cost $61,222,852) ..............................  $   67,084,128
      Fidelity VIP - Growth Portfolio
         1,249,446 shares (cost $45,218,302) ..............................      56,062,644
      Fidelity VIP - High Income Portfolio
         13,392,771 shares (cost $162,461,867) ............................     154,418,650
      Fidelity VIP - Money Market Portfolio
         63,267,165 shares (cost $63,267,165) .............................      63,267,165
      Fidelity VIP - Overseas Portfolio
         3,962,390 shares (cost $73,445,477) ..............................      79,445,912
      Fidelity VIP-II - Asset Manager Portfolio
         835,419 shares (cost $14,190,713) ................................      15,171,200
      Fidelity VIP-II - Asset Manager: Growth Portfolio
         776,512 shares (cost $11,838,166) ................................      13,224,005
      Fidelity VIP-II - Contrafund Portfolio
         3,466,726 shares (cost $65,459,513) ..............................      84,726,778
      Fidelity VIP-II - Index 500 Portfolio
         532,116 shares (cost $61,572,677) ................................      75,161,352
      Fidelity VIP-II - Investment Grade Bond Portfolio
         4,176,355 shares (cost $50,778,794) ..............................      54,125,559
      Fidelity VIP-III - Balanced Portfolio
         10,284,348 shares (cost $121,712,362) ............................     165,680,849
      Fidelity VIP-III - Growth and Income Portfolio
         3,551,353 shares (cost $44,719,366) ..............................      57,354,358
      Fidelity VIP-III - Growth Opportunities Portfolio
         33,894,186 shares (cost $505,260,936) ............................     775,498,973
      Fidelity VIP - Equity-Income Portfolio: Service Class
         758,036 shares (cost $18,560,760) ................................      19,246,523
      Fidelity VIP - Growth Portfolio: Service Class
         431,282 shares (cost $16,465,473) ................................      19,330,052
      Fidelity VIP - High Income Portfolio: Service Class
         1,706,976 shares (cost $20,744,141) ..............................      19,647,293
      Fidelity VIP - Overseas Portfolio: Service Class
         292,762 shares (cost $5,760,422) .................................       5,864,016

      Fidelity VIP-II - Asset Manager Portfolio: Service Class
         205,447 shares (cost $3,491,849) .................................       3,718,593
      Fidelity VIP-II - Asset Manager: Growth Portfolio: Service Class
         147,309 shares (cost $2,294,845) .................................       2,498,362
      Fidelity VIP-II - Contrafund Portfolio: Service Class
         607,247 shares (cost $12,899,743) ................................      14,828,965
      Fidelity VIP-III - Balanced Portfolio: Service Class
         594,199 shares (cost $8,999,175) .................................       9,548,778
      Fidelity VIP-III - Growth and Income Portfolio: Service Class
         1,139,649 shares (cost $16,301,118) ..............................      18,359,737
      Fidelity VIP-III - Growth Opportunities Portfolio: Service Class
         2,014,007 shares (cost $40,882,800) ..............................      46,040,194
                                                                             --------------
            Total investments .............................................   1,820,304,086
   Accounts receivable ....................................................           8,912
                                                                             --------------
            Total assets ..................................................   1,820,312,998
ACCOUNTS PAYABLE ..........................................................             271
                                                                             --------------
CONTRACT OWNERS' EQUITY (NOTE 4) ..........................................  $1,820,312,727
                                                                             ==============


See accompanying notes to financial statements.

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                   TOTAL                      EQUITY-INCOME PORTFOLIO
                                                       -------------------------------   --------------------------------
                                                            1998             1997             1998             1997
                                                       --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends ..............................  $   28,746,293       13,779,569          600,150           15,751
  Mortality, expense and administration
    charges (note 2)
      Classic .......................................      (1,542,846)      (1,083,010)         (39,219)         (10,689)
      Select ........................................     (18,369,018)     (12,435,476)        (760,982)        (231,323)
      Select (Rider Option 1) .......................        (142,890)          (1,046)         (15,961)            (126)
      Select (Rider Option 2) .......................         (46,433)            (282)          (6,275)             (35)
      Generations ...................................        (346,655)               -                -                -
      Generations (Rider Option 1) ..................        (346,637)               -                -                -
      Generations (Rider Option 2) ..................         (99,916)               -                -                -
                                                       --------------   --------------   --------------   --------------
    Net investment activity .........................       7,851,898          259,755         (222,287)        (226,422)
                                                       --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold .............     221,265,915      287,881,219        3,724,216           22,507
  Cost of mutual fund shares sold ...................    (192,745,675)    (283,840,344)      (3,440,172)         (21,016)
                                                       --------------   --------------   --------------   --------------
    Realized gain (loss) on investments .............      28,520,240        4,040,875          284,044            1,491
  Change in unrealized gain (loss) on investments ...     152,688,719      165,223,943        2,285,323        3,575,954
                                                       --------------   --------------   --------------   --------------
    Net gain (loss) on investments ..................     181,208,959      169,264,818        2,569,367        3,577,445
                                                       --------------   --------------   --------------   --------------
  Reinvested capital gains ..........................      51,573,229       17,399,176        2,135,830           79,191
                                                       --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............     240,634,086      186,923,749        4,482,910        3,430,214
                                                       --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners .................................     439,055,602      429,777,841       24,438,255       28,876,880
  Transfers between funds ...........................               -                -        3,516,796        7,018,612
  Redemptions .......................................     (95,841,935)     (51,393,337)      (4,045,164)        (494,788)
  Annuity benefits ..................................         (45,976)          (2,059)          (1,314)               -
  Annual contract maintenance charge (note 2) .......        (135,080)         (99,391)          (3,209)            (203)
  Contingent deferred sales charges (note 2) ........      (1,866,659)      (1,101,526)        (128,773)          (7,134)
  Adjustments to maintain reserves ..................           4,599            5,922             (823)           1,397
                                                       --------------   --------------   --------------   --------------
      Net equity transactions .......................     341,170,551      377,187,450       23,775,768       35,394,764
                                                       --------------   --------------   --------------   --------------

  Net change in contract owners' equity .............     581,804,637      564,111,199       28,258,678       38,824,978
  Contract owners' equity beginning of period .......   1,238,508,090      674,396,891       38,824,978                -
                                                       --------------   --------------   --------------   --------------
  Contract owners' equity end of period .............  $1,820,312,727    1,238,508,090       67,083,656       38,824,978
                                                       ==============   ==============   ==============   ==============

                                                               GROWTH PORTFOLIO               HIGH INCOME PORTFOLIO
                                                       -------------------------------   -------------------------------
                                                            1998             1997             1998             1997
                                                       --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends ..............................  $       133,285            4,508       10,862,359          105,786
  Mortality, expense and administration
    charges (note 2)
      Classic .......................................          (29,588)          (8,415)        (126,145)         (79,502)
      Select ........................................         (484,627)        (136,613)      (2,077,769)      (1,330,341)
      Select (Rider Option 1) .......................          (14,910)            (254)         (13,240)             (45)
      Select (Rider Option 2) .......................           (4,473)             (15)          (5,806)             (42)
      Generations ...................................                -                -                -                -
      Generations (Rider Option 1) ..................                -                -                -                -
      Generations (Rider Option 2) ..................                -                -                -                -
                                                       ---------------   --------------   --------------   --------------
    Net investment activity .........................         (400,313)        (140,789)       8,639,399       (1,304,144)
                                                       ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold .............        2,870,100          701,523       34,158,097        9,990,931
  Cost of mutual fund shares sold ...................       (2,481,565)        (663,222)     (34,536,377)      (9,469,396)
                                                       ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments .............          388,535           38,301         (378,280)         521,535
  Change in unrealized gain (loss) on investments ...        9,302,636        1,541,707      (24,528,745)      16,484,146
                                                       ---------------   --------------   --------------   --------------
    Net gain (loss) on investments ..................        9,691,171        1,580,008      (24,907,025)      17,005,681
                                                       ---------------   --------------   --------------   --------------
  Reinvested capital gains ..........................        3,486,467           20,178        6,902,124           13,075
                                                       ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............       12,777,325        1,459,397       (9,365,502)      15,714,612
                                                       ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners .................................       16,985,566       17,228,215       28,906,593       40,442,027
  Transfers between funds ...........................        4,184,630        5,458,035       (3,894,607)      98,072,875
  Redemptions .......................................       (1,597,186)        (389,446)     (10,314,646)      (4,965,856)
  Annuity benefits ..................................                -                -           (1,828)            (520)
  Annual contract maintenance charge (note 2) .......           (2,420)            (174)          (9,856)          (6,797)
  Contingent deferred sales charges (note 2) ........          (33,687)          (7,662)        (221,320)        (105,011)
  Adjustments to maintain reserves ..................              433              387             (509)           1,793
                                                       ---------------   --------------   --------------   --------------
      Net equity transactions .......................       19,537,336       22,289,355       14,463,827      133,438,511
                                                       ---------------   --------------   --------------   --------------

  Net change in contract owners' equity .............       32,314,661       23,748,752        5,098,325      149,153,123
  Contract owners' equity beginning of period .......       23,748,752                -      149,321,511          168,388
                                                       ---------------   --------------   --------------   --------------
  Contract owners' equity end of period .............  $    56,063,413       23,748,752      154,419,836      149,321,511
                                                       ===============   ==============   ==============   ==============

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                         MONEY MARKET PORTFOLIO         OVERSEAS PORTFOLIO
                                                       --------------------------   -------------------------
                                                           1998           1997          1998          1997
                                                       ------------   -----------   -----------   -----------
Investment activity:
  Reinvested dividends ..............................  $  2,729,931     2,138,816     1,390,058        13,050
  Mortality, expense and administration
    charges (note 2)
      Classic .......................................       (40,564)      (20,370)      (88,594)      (60,043)
      Select ........................................      (578,067)     (540,448)   (1,006,416)     (670,326)
      Select (Rider Option 1) .......................       (11,394)          (21)       (5,313)         (105)
      Select (Rider Option 2) .......................        (4,365)            -        (1,148)          (28)
      Generations ...................................       (27,469)            -             -             -
      Generations (Rider Option 1) ..................       (21,405)            -             -             -
      Generations (Rider Option 2) ..................       (13,826)            -             -             -
                                                       ------------   -----------   -----------   -----------
    Net investment activity .........................     2,032,841     1,577,977       288,587      (717,452)
                                                       ------------   -----------   -----------   -----------

  Proceeds from mutual fund shares sold .............    86,064,942    50,465,388     9,164,560     6,692,136
  Cost of mutual fund shares sold ...................   (86,064,942)  (50,465,388)   (8,380,638)   (6,194,942)
                                                       ------------   -----------   -----------   -----------
    Realized gain (loss) on investments .............             -             -       783,922       497,194
  Change in unrealized gain (loss) on investments ...             -             -     2,431,247     3,564,616
                                                       ------------   -----------   -----------   -----------
    Net gain (loss) on investments ..................             -             -     3,215,169     4,061,810
                                                       ------------   -----------   -----------   -----------
  Reinvested capital gains ..........................             -             -     4,097,014        51,803
                                                       ------------   -----------   -----------   -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............     2,032,841     1,577,977     7,600,770     3,396,161
                                                       ------------   -----------   -----------   -----------
Equity transactions:
  Purchase payments received from
    contract owners .................................    36,787,840    53,240,636     8,735,152    19,142,453
  Transfers between funds ...........................   (10,592,420)   (8,324,168)   (1,473,900)   48,946,911
  Redemptions .......................................    (8,446,229)   (4,162,215)   (4,144,730)   (2,818,245)
  Annuity benefits ..................................             -             -             -             -
  Annual contract maintenance charge (note 2) .......        (2,787)       (1,833)       (7,644)       (5,435)
  Contingent deferred sales charges (note 2) ........      (175,051)      (81,918)      (92,445)      (65,968)
  Adjustments to maintain reserves ..................           184          (128)          542         3,181
                                                       ------------   -----------   -----------   -----------
      Net equity transactions .......................    17,571,537    40,670,374     3,016,975    65,202,897
                                                       ------------   -----------   -----------   -----------

  Net change in contract owners' equity .............    19,604,378    42,248,351    10,617,745    68,599,058
  Contract owners' equity beginning of period .......    43,662,462     1,414,111    68,829,824       230,766
                                                       ------------   -----------   -----------   -----------
  Contract owners' equity end of period .............  $ 63,266,840    43,662,462    79,447,569    68,829,824
                                                       ============   ===========   ===========   ===========

                                                                                           ASSET MANAGER
                                                         ASSET MANAGER PORTFOLIO         GROWTH PORTFOLIO
                                                       --------------------------   -------------------------
                                                           1998          1997          1998           1997
                                                       ------------   -----------   -----------   -----------
Investment activity:
  Reinvested dividends ..............................  $    350,865         5,034       182,827             -
  Mortality, expense and administration
    charges (note 2)
      Classic .......................................        (7,562)       (2,325)       (8,047)       (3,230)
      Select ........................................      (168,847)      (61,279)     (141,334)      (57,643)
      Select (Rider Option 1) .......................        (3,292)          (18)       (2,786)          (13)
      Select (Rider Option 2) .......................        (1,328)            -          (409)           (8)
      Generations ...................................             -             -             -             -
      Generations (Rider Option 1) ..................             -             -             -             -
      Generations (Rider Option 2) ..................             -             -             -             -
                                                       ------------   -----------   -----------   -----------
    Net investment activity .........................       169,836       (58,588)       30,251       (60,894)
                                                       ------------   -----------   -----------   -----------

  Proceeds from mutual fund shares sold .............     2,121,060       167,650       905,852       608,370
  Cost of mutual fund shares sold ...................    (1,920,469)     (169,948)     (823,932)     (526,461)
                                                       ------------   -----------   -----------   -----------
    Realized gain (loss) on investments .............       200,591        (2,298)       81,920        81,909
  Change in unrealized gain (loss) on investments ...       209,940       770,547       583,636       802,203
                                                       ------------   -----------   -----------   -----------
    Net gain (loss) on investments ..................       410,531       768,249       665,556       884,112
                                                       ------------   -----------   -----------   -----------
  Reinvested capital gains ..........................     1,052,595        12,628       854,987           620
                                                       ------------   -----------   -----------   -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............     1,632,962       722,289     1,550,794       823,838
                                                       ------------   -----------   -----------   -----------
Equity transactions:

  Purchase payments received from
    contract owners .................................     4,059,284     6,537,589     3,545,378     5,851,889
  Transfers between funds ...........................       109,848     2,915,117       202,313     1,816,591
  Redemptions .......................................      (658,699)     (124,289)     (345,606)     (210,136)
  Annuity benefits ..................................       (16,169)            -             -             -
  Annual contract maintenance charge (note 2) .......          (606)          (65)         (673)          (56)
  Contingent deferred sales charges (note 2) ........        (5,683)         (642)       (4,350)       (5,660)
  Adjustments to maintain reserves ..................        (2,123)          169            66          (319)
                                                       ------------   -----------   -----------   -----------
      Net equity transactions .......................     3,485,852     9,327,879     3,397,128     7,452,309
                                                       ------------   -----------   -----------   -----------

  Net change in contract owners' equity .............     5,118,814    10,050,168     4,947,922     8,276,147
  Contract owners' equity beginning of period .......    10,050,168             -     8,276,147             -
                                                       ------------   -----------   -----------   -----------
  Contract owners' equity end of period .............  $ 15,168,982    10,050,168    13,224,069     8,276,147
                                                       ============   ===========   ===========   ===========


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                           CONTRAFUND PORTFOLIO            INDEX 500 PORTFOLIO
                                                       ----------------------------   ---------------------------
                                                            1998           1997           1998            1997
                                                       -------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends ..............................  $     374,985         24,653        369,216          9,636
  Mortality, expense and administration
    charges (note 2)
      Classic .......................................        (59,657)       (23,334)       (37,450)       (10,070)
      Select ........................................       (858,526)      (345,666)      (575,683)      (180,444)
      Select (Rider Option 1) .......................        (11,902)           (95)        (9,839)           (24)
      Select (Rider Option 2) .......................         (2,345)           (30)        (2,256)            (9)
      Generations ...................................              -              -        (20,294)             -
      Generations (Rider Option 1) ..................              -              -        (23,497)             -
      Generations (Rider Option 2) ..................              -              -         (4,757)             -
                                                       -------------   ------------   ------------   ------------
    Net investment activity .........................       (557,445)      (344,472)      (304,560)      (180,911)
                                                       -------------   ------------   ------------   ------------

  Proceeds from mutual fund shares sold .............      4,899,088        565,018      2,653,129        965,594
  Cost of mutual fund shares sold ...................     (4,114,192)      (487,291)    (2,072,374)      (889,248)
                                                       -------------   ------------   ------------   ------------
    Realized gain (loss) on investments .............        784,896         77,727        580,755         76,346
  Change in unrealized gain (loss) on investments ...     14,022,891      5,244,373     10,718,449      2,870,226
                                                       -------------   ------------   ------------   ------------
    Net gain (loss) on investments ..................     14,807,787      5,322,100     11,299,204      2,946,572
                                                       -------------   ------------   ------------   ------------
  Reinvested capital gains ..........................      2,758,815         65,154        855,170         19,553
                                                       -------------   ------------   ------------   ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............     17,009,157      5,042,782     11,849,814      2,785,214
                                                       -------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from
    contract owners .................................     17,410,532     36,229,846     29,555,745     20,344,888
  Transfers between funds ...........................      1,764,382     11,100,887      7,332,209      6,144,151
  Redemptions .......................................     (2,918,682)      (814,886)    (2,251,651)      (540,303)
  Annuity benefits ..................................         (1,385)             -              -              -
  Annual contract maintenance charge (note 2) .......         (6,037)          (692)        (3,966)          (330)
  Contingent deferred sales charges (note 2) ........        (55,124)       (18,768)       (35,351)       (17,514)
  Adjustments to maintain reserves ..................            441        (15,272)            87         (1,008)
                                                       -------------   ------------   ------------   ------------
      Net equity transactions .......................     16,194,127     46,481,115     34,597,073     25,929,884
                                                       -------------   ------------   ------------   ------------

  Net change in contract owners' equity .............     33,203,284     51,523,897     46,446,887     28,715,098
  Contract owners' equity beginning of period .......     51,523,897              -     28,715,098              -
                                                       -------------   ------------   ------------   ------------
  Contract owners' equity end of period .............  $  84,727,181     51,523,897     75,161,985     28,715,098
                                                       =============   ============   ============   ============

                                                             INVESTMENT GRADE
                                                              BOND PORTFOLIO               BALANCED PORTFOLIO
                                                       ----------------------------   ---------------------------
                                                           1998            1997           1998           1997
                                                       -------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends ..............................  $   1,397,192         21,628      3,537,100      2,651,503
  Mortality, expense and administration
    charges (note 2)
      Classic .......................................        (31,786)       (18,691)      (190,140)      (153,146)
      Select ........................................       (457,474)      (261,060)    (1,978,328)    (1,593,030)
      Select (Rider Option 1) .......................         (1,121)             -         (6,802)           (28)
      Select (Rider Option 2) .......................           (945)           (40)        (1,037)            (9)
      Generations ...................................        (13,470)             -              -              -
      Generations (Rider Option 1) ..................        (22,154)             -              -              -
      Generations (Rider Option 2) ..................         (6,446)             -              -              -
                                                       -------------   ------------   ------------   ------------
    Net investment activity .........................        863,796       (258,163)     1,360,793        905,290
                                                       -------------   ------------   ------------   ------------

  Proceeds from mutual fund shares sold .............      5,690,626      2,093,567      8,612,916      4,520,541
  Cost of mutual fund shares sold ...................     (5,213,813)    (2,017,251)    (6,109,489)    (3,490,030)
                                                       -------------   ------------   ------------   ------------
    Realized gain (loss) on investments .............        476,813         76,316      2,503,427      1,030,511
  Change in unrealized gain (loss) on investments ...      1,274,245      2,072,932     13,665,547     20,657,622
                                                       -------------   ------------   ------------   ------------
    Net gain (loss) on investments ..................      1,751,058      2,149,248     16,168,974     21,688,133
                                                       -------------   ------------   ------------   ------------
  Reinvested capital gains ..........................        165,769              -      5,403,903              -
                                                       -------------   ------------   ------------   ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............      2,780,623      1,891,085     22,933,670     22,593,423
                                                       -------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from
    contract owners .................................     17,009,962      6,750,960     12,361,983     23,981,267
  Transfers between funds ...........................      8,470,608     21,294,182     (1,896,771)    (1,028,043)
  Redemptions .......................................     (2,606,263)    (1,465,723)    (9,908,416)    (6,165,682)
  Annuity benefits ..................................        (15,041)             -         (1,259)          (296)
  Annual contract maintenance charge (note 2) .......         (2,087)        (1,273)       (15,153)       (13,901)
  Contingent deferred sales charges (note 2) ........        (50,558)       (29,247)      (187,285)      (126,607)
  Adjustments to maintain reserves ..................         (1,468)           222          1,390          1,693
                                                       -------------   ------------   ------------   ------------
      Net equity transactions .......................     22,805,153     26,549,121        354,489     16,648,431
                                                       -------------   ------------   ------------   ------------

  Net change in contract owners' equity .............     25,585,776     28,440,206     23,288,159     39,241,854
  Contract owners' equity beginning of period .......     28,538,182         97,976    142,394,052    103,152,198
                                                       -------------   ------------   ------------   ------------
  Contract owners' equity end of period .............  $  54,123,958     28,538,182    165,682,211    142,394,052
                                                       =============   ============   ============   ============

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                             GROWTH AND INCOME            GROWTH OPPORTUNITIES
                                                                  PORTFOLIO                     PORTFOLIO
                                                        ---------------------------   ---------------------------
                                                            1998           1997           1998           1997
                                                        ------------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends ..............................   $          -        157,740      6,818,325      6,335,089
  Mortality, expense and administration
    charges (note 2)
      Classic .......................................        (25,704)        (6,903)      (858,390)      (650,933)
      Select ........................................       (543,629)      (159,344)    (8,737,336)    (6,371,570)
      Select (Rider Option 1) .......................        (11,701)           (13)       (34,629)          (304)
      Select (Rider Option 2) .......................           (705)           (32)       (15,341)           (34)
      Generations ...................................              -              -              -              -
      Generations (Rider Option 1) ..................              -              -              -              -
      Generations (Rider Option 2) ..................              -              -              -              -
                                                        ------------   ------------   ------------   ------------
    Net investment activity .........................       (581,739)        (8,552)    (2,827,371)      (687,752)
                                                        ------------   ------------   ------------   ------------

  Proceeds from mutual fund shares sold .............      1,675,936         45,518     53,776,742     10,276,479
  Cost of mutual fund shares sold ...................     (1,294,541)       (40,650)   (31,095,663)    (6,486,639)
                                                        ------------   ------------   ------------   ------------
    Realized gain (loss) on investments .............        381,395          4,868     22,681,079      3,789,840
  Change in unrealized gain (loss) on investments ...     10,320,823      2,314,169     99,720,539    110,032,205
                                                        ------------   ------------   ------------   ------------
    Net gain (loss) on investments ..................     10,702,218      2,319,037    122,401,618    113,822,045
                                                        ------------   ------------   ------------   ------------
  Reinvested capital gains ..........................        158,758        512,654     23,701,797      8,869,124
                                                        ------------   ------------   ------------   ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............     10,279,237      2,823,139    143,276,044    122,003,417
                                                        ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from
    contract owners .................................     15,826,845     18,613,704     77,524,904    137,949,525
  Transfers between funds ...........................      7,690,493      5,163,722    (19,480,824)     2,156,049
  Redemptions .......................................     (2,487,061)      (510,742)   (43,447,338)   (26,047,105)
  Annuity benefits ..................................              -              -         (8,980)        (1,243)
  Annual contract maintenance charge (note 2) .......         (2,083)          (188)       (78,559)       (65,787)
  Contingent deferred sales charges (note 2) ........        (28,510)       (14,424)      (833,269)      (554,646)
  Adjustments to maintain reserves ..................            570            235          5,680          9,130
                                                        ------------   ------------   ------------   ------------
      Net equity transactions .......................     21,000,254     23,252,307     13,681,614    113,445,923
                                                        ------------   ------------   ------------   ------------

  Net change in contract owners' equity .............     31,279,491     26,075,446    156,957,658    235,449,340
  Contract owners' equity beginning of period .......     26,075,446              -    618,547,573    383,098,233
                                                        ------------   ------------   ------------   ------------
  Contract owners' equity end of period .............   $ 57,354,937     26,075,446    775,505,231    618,547,573
                                                        ============   ============   ============   ============

                                                           EQUITY-INCOME PORTFOLIO:          GROWTH PORTFOLIO:
                                                                SERVICE CLASS                  SERVICE CLASS
                                                        ------------------------------  ----------------------------
                                                            1998             1997           1998            1997
                                                        -------------   --------------  ------------   -------------
Investment activity:
  Reinvested dividends ..............................   $           -                -             -               -
  Mortality, expense and administration
    charges (note 2)
      Classic .......................................               -                -             -               -
      Select ........................................               -                -             -               -
      Select (Rider Option 1) .......................               -                -             -               -
      Select (Rider Option 2) .......................               -                -             -               -
      Generations ...................................         (35,645)               -       (33,383)              -
      Generations (Rider Option 1) ..................         (39,080)               -       (27,492)              -
      Generations (Rider Option 2) ..................         (10,048)               -        (9,526)              -
                                                        -------------   --------------  ------------   -------------
    Net investment activity .........................         (84,773)               -       (70,401)              -
                                                        -------------   --------------  ------------   -------------

  Proceeds from mutual fund shares sold .............         655,853                -       390,810               -
  Cost of mutual fund shares sold ...................        (673,141)               -      (352,615)              -
                                                        -------------   --------------  ------------   -------------
    Realized gain (loss) on investments .............         (17,288)               -        38,195               -
  Change in unrealized gain (loss) on investments ...         685,763                -     2,864,579               -
                                                        -------------   --------------  ------------   -------------
    Net gain (loss) on investments ..................         668,475                -     2,902,774               -
                                                        -------------   --------------  ------------   -------------
  Reinvested capital gains ..........................               -                -             -               -
                                                        -------------   --------------  ------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............         583,702                -     2,832,373               -
                                                        -------------   --------------  ------------   -------------
Equity transactions:
  Purchase payments received from
    contract owners .................................      18,948,835                -    15,833,951               -
  Transfers between funds ...........................          91,604                -       979,486               -
  Redemptions .......................................        (375,768)               -      (312,595)              -
  Annuity benefits ..................................               -                -             -               -
  Annual contract maintenance charge (note 2) .......               -                -             -               -
  Contingent deferred sales charges (note 2) ........          (1,837)               -        (3,166)              -
  Adjustments to maintain reserves ..................             (21)               -           117               -
                                                        -------------   --------------  ------------   -------------
      Net equity transactions .......................      18,662,813                -    16,497,793               -
                                                        -------------   --------------  ------------   -------------

  Net change in contract owners' equity .............      19,246,515                -    19,330,166               -
  Contract owners' equity beginning of period .......               -                -             -               -
                                                        -------------   --------------  ------------   -------------
  Contract owners' equity end of period .............   $  19,246,515                -    19,330,166               -
                                                        =============   ==============  ============   =============


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                           HIGH INCOME PORTFOLIO:             OVERSEAS PORTFOLIO
                                                               SERVICE CLASS                     SERVICE CLASS
                                                       ------------------------------   -----------------------------
                                                            1998             1997            1998            1997
                                                       --------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ..............................  $            -               -               -               -
  Mortality, expense and administration
    charges (note 2)
      Classic .......................................               -               -               -               -
      Select ........................................               -               -               -               -
      Select (Rider Option 1) .......................               -               -               -               -
      Select (Rider Option 2) .......................               -               -               -               -
      Generations ...................................         (49,642)              -         (11,313)              -
      Generations (Rider Option 1) ..................         (37,699)              -         (10,118)              -
      Generations (Rider Option 2) ..................         (11,178)              -          (3,117)              -
                                                       --------------   -------------   -------------   -------------
    Net investment activity .........................         (98,519)              -         (24,548)              -
                                                       --------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold .............       1,922,952               -         282,331               -
  Cost of mutual fund shares sold ...................      (2,195,994)              -        (301,072)              -
                                                       --------------   -------------   -------------   -------------
    Realized gain (loss) on investments .............        (273,042)              -         (18,741)              -
  Change in unrealized gain (loss) on investments ...      (1,096,849)              -         103,595               -
                                                       --------------   -------------   -------------   -------------
    Net gain (loss) on investments ..................      (1,369,891)              -          84,854               -
                                                       --------------   -------------   -------------   -------------
  Reinvested capital gains ..........................               -               -               -               -
                                                       --------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............      (1,468,410)              -          60,306               -
                                                       --------------   -------------   -------------   -------------
Equity transactions:
  Purchase payments received from
    contract owners .................................      22,844,703               -       5,217,109               -
  Transfers between funds ...........................      (1,225,535)              -         653,623               -
  Redemptions .......................................        (500,261)              -         (66,607)              -
  Annuity benefits ..................................               -               -               -               -
  Annual contract maintenance charge (note 2) .......               -               -               -               -
  Contingent deferred sales charges (note 2) ........          (3,207)              -            (416)              -
  Adjustments to maintain reserves ..................             (68)              -             (10)              -
                                                       --------------   -------------   -------------   -------------
      Net equity transactions .......................      21,115,632               -       5,803,699               -
                                                       --------------   -------------   -------------   -------------

  Net change in contract owners' equity .............      19,647,222               -       5,864,005               -
  Contract owners' equity beginning of period .......               -               -               -               -
                                                       --------------   -------------   -------------   -------------
  Contract owners' equity end of period .............  $   19,647,222               -       5,864,005               -
                                                       ==============   =============   =============   =============

                                                                                                ASSET MANAGER:
                                                           ASSET MANAGER PORTFOLIO:           GROWTH PORTFOLIO:
                                                                SERVICE CLASS                   SERVICE CLASS
                                                       -------------------------------  ------------------------------
                                                            1998             1997            1998            1997
                                                       --------------   --------------  --------------   -------------
Investment activity:
  Reinvested dividends ..............................  $            -                -               -               -
  Mortality, expense and administration
    charges (note 2)
      Classic .......................................               -                -               -               -
      Select ........................................               -                -               -               -
      Select (Rider Option 1) .......................               -                -               -               -
      Select (Rider Option 2) .......................               -                -               -               -
      Generations ...................................          (6,565)               -          (3,692)              -
      Generations (Rider Option 1) ..................          (4,118)               -          (4,062)              -
      Generations (Rider Option 2) ..................            (998)               -          (1,888)              -
                                                       --------------   --------------  --------------   -------------
    Net investment activity .........................         (11,681)               -          (9,642)              -
                                                       --------------   --------------  --------------   -------------

  Proceeds from mutual fund shares sold .............          71,477                -         219,864               -
  Cost of mutual fund shares sold ...................         (73,296)               -        (231,538)              -
                                                       --------------   --------------  --------------   -------------
    Realized gain (loss) on investments .............          (1,819)               -         (11,674)              -
  Change in unrealized gain (loss) on investments ...         226,745                -         203,517               -
                                                       --------------   --------------  --------------   -------------
    Net gain (loss) on investments ..................         224,926                -         191,843               -
                                                       --------------   --------------  --------------   -------------
  Reinvested capital gains ..........................               -                -               -               -
                                                       --------------   --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............         213,245                -         182,201               -
                                                       --------------   --------------  --------------   -------------
Equity transactions:
  Purchase payments received from
    contract owners .................................       3,392,283                -       2,398,093               -
  Transfers between funds ...........................         135,795                -         (35,776)              -
  Redemptions .......................................         (22,375)               -         (46,097)              -
  Annuity benefits ..................................               -                -               -               -
  Annual contract maintenance charge (note 2) .......               -                -               -               -
  Contingent deferred sales charges (note 2) ........            (354)               -             (60)              -
  Adjustments to maintain reserves ..................              (5)               -             (14)              -
                                                       --------------   --------------  --------------   -------------
      Net equity transactions .......................       3,505,344                -       2,316,146               -
                                                       --------------   --------------  --------------   -------------

  Net change in contract owners' equity .............       3,718,589                -       2,498,347               -
  Contract owners' equity beginning of period .......               -                -               -               -
                                                       --------------   --------------  --------------   -------------
  Contract owners' equity end of period .............  $    3,718,589                -       2,498,347               -
                                                       ==============   ==============  ==============   =============

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                            CONTRAFUND PORTFOLIO:            BALANCED PORTFOLIO:
                                                                SERVICE CLASS                   SERVICE CLASS
                                                       ------------------------------   -----------------------------
                                                            1998             1997            1998            1997
                                                       --------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ..............................  $            -               -               -               -
  Mortality, expense and administration
    charges (note 2)
      Classic .......................................               -               -               -               -
      Select ........................................               -               -               -               -
      Select (Rider Option 1) .......................               -               -               -               -
      Select (Rider Option 2) .......................               -               -               -               -
      Generations ...................................         (23,438)              -         (15,680)              -
      Generations (Rider Option 1) ..................         (24,226)              -         (11,424)              -
      Generations (Rider Option 2) ..................          (6,160)              -          (5,294)              -
                                                       --------------   -------------   -------------   -------------
    Net investment activity .........................         (53,824)              -         (32,398)              -
                                                       --------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold .............         194,844               -         235,493               -
  Cost of mutual fund shares sold ...................        (190,062)              -        (233,390)              -
                                                       --------------   -------------   -------------   -------------
    Realized gain (loss) on investments .............           4,782               -           2,103               -
  Change in unrealized gain (loss) on investments ...       1,929,222               -         549,603               -
                                                       --------------   -------------   -------------   -------------
    Net gain (loss) on investments ..................       1,934,004               -         551,706               -
                                                       --------------   -------------   -------------   -------------
  Reinvested capital gains ..........................               -               -               -               -
                                                       --------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............       1,880,180               -         519,308               -
                                                       --------------   -------------   -------------   -------------
Equity transactions:
  Purchase payments received from
    contract owners .................................      11,884,096               -       8,771,958               -
  Transfers between funds ...........................       1,287,064               -         389,137               -
  Redemptions .......................................        (222,049)              -        (130,919)              -
  Annuity benefits ..................................               -               -               -               -
  Annual contract maintenance charge (note 2) .......               -               -               -               -
  Contingent deferred sales charges (note 2) ........            (326)              -            (636)              -
  Adjustments to maintain reserves ..................              84               -             (59)              -
                                                       --------------   -------------   -------------   -------------
      Net equity transactions .......................      12,948,869               -       9,029,481               -
                                                       --------------   -------------   -------------   -------------

  Net change in contract owners' equity .............      14,829,049               -       9,548,789               -
  Contract owners' equity beginning of period .......               -               -               -               -
                                                       --------------   -------------   -------------   -------------
  Contract owners' equity end of period .............  $   14,829,049               -       9,548,789               -
                                                       ==============   =============   =============   =============

                                                         GROWTH AND INCOME PORTFOLIO:        GROWTH OPPORTUNITIES
                                                                SERVICE CLASS              PORTFOLIO: SERVICE CLASS
                                                       -------------------------------  ------------------------------
                                                            1998             1997            1998            1997
                                                       --------------   --------------  --------------   -------------
Investment activity:
  Reinvested dividends ..............................  $            -                -               -               -
  Mortality, expense and administration
    charges (note 2)
      Classic .......................................               -                -               -               -
      Select ........................................               -                -               -               -
      Select (Rider Option 1) .......................               -                -               -               -
      Select (Rider Option 2) .......................               -                -               -               -
      Generations ...................................         (24,821)               -         (81,243)              -
      Generations (Rider Option 1) ..................         (31,994)               -         (89,368)              -
      Generations (Rider Option 2) ..................          (7,363)               -         (19,315)              -
                                                       --------------   --------------  --------------   -------------
    Net investment activity .........................         (64,178)               -        (189,926)              -
                                                       --------------   --------------  --------------   -------------

  Proceeds from mutual fund shares sold .............         801,099                -         173,928               -
  Cost of mutual fund shares sold ...................        (781,432)               -        (164,968)              -
                                                       --------------   --------------  --------------   -------------
    Realized gain (loss) on investments .............          19,667                -           8,960               -
  Change in unrealized gain (loss) on investments ...       2,058,619                -       5,157,394               -
                                                       --------------   --------------  --------------   -------------
    Net gain (loss) on investments ..................       2,078,286                -       5,166,354               -
                                                       --------------   --------------  --------------   -------------
  Reinvested capital gains ..........................               -                -               -               -
                                                       --------------   --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............       2,014,108                -       4,976,428               -
                                                       --------------   --------------  --------------   -------------
Equity transactions:
  Purchase payments received from
    contract owners .................................      15,905,391                -      40,711,144               -
  Transfers between funds ...........................         692,100                -       1,099,745               -
  Redemptions .......................................        (251,704)               -        (741,889)              -
  Annuity benefits ..................................               -                -               -               -
  Annual contract maintenance charge (note 2) .......               -                -               -               -
  Contingent deferred sales charges (note 2) ........            (160)               -          (5,091)              -
  Adjustments to maintain reserves ..................              48                -              57               -
                                                       --------------   --------------  --------------   -------------
      Net equity transactions .......................      16,345,675                -      41,063,966               -
                                                       --------------   --------------  --------------   -------------

  Net change in contract owners' equity .............      18,359,783                -      46,040,394               -
  Contract owners' equity beginning of period .......               -                -               -               -
                                                       --------------   --------------  --------------   -------------
  Contract owners' equity end of period .............  $   18,359,783                -      46,040,394               -
                                                       ==============   ==============  ==============   =============


                                                                     (Continued)

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                GOVERNMENT
                                                              INVESTMENT FUND                  HIGH YIELD FUND
                                                       ------------------------------   -----------------------------
                                                            1998             1997            1998            1997
                                                       --------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends ..............................  $            -         287,288               -       1,664,977
  Mortality, expense and administration
    charges (note 2)
      Classic .......................................               -          (3,971)              -         (16,813)
      Select ........................................               -         (52,722)              -        (248,687)
      Select (Rider Option 1) .......................               -               -               -               -
      Select (Rider Option 2) .......................               -               -               -               -
      Generations ...................................               -               -               -               -
      Generations (Rider Option 1) ..................               -               -               -               -
      Generations (Rider Option 2) ..................               -               -               -               -
                                                       --------------   -------------   -------------   -------------
    Net investment activity .........................               -         230,595               -       1,399,477
                                                       --------------   -------------   -------------   -------------

  Proceeds from mutual fund shares sold .............               -      20,683,351               -      97,566,593
  Cost of mutual fund shares sold ...................               -     (21,543,654)              -     (98,450,573)
                                                       --------------   -------------   -------------   -------------
    Realized gain (loss) on investments .............               -        (860,303)              -        (883,980)
  Change in unrealized gain (loss) on investments ...               -         502,588               -      (2,411,864)
                                                       --------------   -------------   -------------   -------------
    Net gain (loss) on investments ..................               -        (357,715)              -      (3,295,844)
                                                       --------------   -------------   -------------   -------------
  Reinvested capital gains ..........................               -               -               -       3,446,055
                                                       --------------   -------------   -------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............               -        (127,120)              -       1,549,688
                                                       --------------   -------------   -------------   -------------
Equity transactions:
  Purchase payments received from
    contract owners .................................               -         703,479               -       5,965,726
  Transfers between funds ...........................               -     (20,346,585)              -     (97,185,398)
  Redemptions .......................................               -        (279,350)              -      (1,335,478)
  Annuity benefits ..................................               -               -               -               -
  Annual contract maintenance charge (note 2) .......               -            (386)              -          (1,254)
  Contingent deferred sales charges (note 2) ........               -         (11,183)              -         (37,325)
  Adjustments to maintain reserves ..................               -              13               -             352
                                                       --------------   -------------   -------------   -------------
      Net equity transactions .......................               -     (19,934,012)              -     (92,593,377)
                                                       --------------   -------------   -------------   -------------

  Net change in contract owners' equity .............               -     (20,061,132)              -     (91,043,689)
  Contract owners' equity beginning of period .......               -      20,061,132               -      91,043,689
                                                       --------------   -------------   -------------   -------------
  Contract owners' equity end of period .............  $            -               -               -               -
                                                       ==============   =============   =============   =============

                                                              MONEY MARKET FUND                 OVERSEAS FUND
                                                       -------------------------------  ------------------------------
                                                            1998             1997            1998            1997
                                                       --------------   --------------  --------------   -------------
Investment activity:
  Reinvested dividends ..............................  $            -          290,239               -          53,871
  Mortality, expense and administration
    charges (note 2)
      Classic .......................................               -           (3,845)              -         (10,730)
      Select ........................................               -          (77,418)              -        (117,562)
      Select (Rider Option 1) .......................               -                -               -               -
      Select (Rider Option 2) .......................               -                -               -               -
      Generations ...................................               -                -               -               -
      Generations (Rider Option 1) ..................               -                -               -               -
      Generations (Rider Option 2) ..................               -                -               -               -
                                                       --------------   --------------  --------------   -------------
    Net investment activity .........................               -          208,976               -         (74,421)
                                                       --------------   --------------  --------------   -------------

  Proceeds from mutual fund shares sold .............               -       34,287,294               -      48,228,759
  Cost of mutual fund shares sold ...................               -      (34,287,294)              -     (48,637,341)
                                                       --------------   --------------  --------------   -------------
    Realized gain (loss) on investments .............               -                -               -        (408,582)
  Change in unrealized gain (loss) on investments ...               -                -               -      (2,797,481)
                                                       --------------   --------------  --------------   -------------
    Net gain (loss) on investments ..................               -                -               -      (3,206,063)
                                                       --------------   --------------  --------------   -------------
  Reinvested capital gains ..........................               -                -               -       4,309,141
                                                       --------------   --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............               -          208,976               -       1,028,657
                                                       --------------   --------------  --------------   -------------
Equity transactions:
  Purchase payments received from
    contract owners .................................               -        5,893,573               -       2,025,184
  Transfers between funds ...........................               -      (35,384,849)              -     (47,818,089)
  Redemptions .......................................               -         (643,822)              -        (425,271)
  Annuity benefits ..................................               -                -               -               -
  Annual contract maintenance charge (note 2) .......               -             (196)              -            (821)
  Contingent deferred sales charges (note 2) ........               -           (8,540)              -          (9,277)
  Adjustments to maintain reserves ..................               -            2,487               -           1,590
                                                       --------------   --------------  --------------   -------------
      Net equity transactions .......................               -      (30,141,347)              -     (46,226,684)
                                                       --------------   --------------  --------------   -------------

  Net change in contract owners' equity .............               -      (29,932,371)              -     (45,198,027)
  Contract owners' equity beginning of period .......               -       29,932,371               -      45,198,027
                                                       --------------   --------------  --------------   -------------
  Contract owners' equity end of period .............  $            -                -               -               -
                                                       ==============   ==============  ==============   =============


See accompanying notes to financial statements.

                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1998 AND 1997


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Fidelity Advisor Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 22, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Fidelity Investments(R).

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following:

              Funds available in the Fidelity Advisor Classic and Select
              Products:

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio
                Fidelity VIP - Growth Portfolio Fidelity VIP - High Income Portfolio
                Fidelity VIP - Money Market Portfolio (also available in the Fidelity Advisor Generations product)
                Fidelity VIP - Overseas Portfolio

              Portfolios of the Fidelity Variable Insurance Products Fund II(Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio
                Fidelity VIP-II - Asset Manager: Growth Portfolio
                Fidelity VIP-II - Contrafund Portfolio
                Fidelity VIP-II - Index 500 Portfolio (also available in the Fidelity Advisor Generations product)
                Fidelity VIP-II - Investment Grade Bond Portfolio (also available in the Fidelity Generations product)

              Portfolios of the Fidelity Variable Insurance Products Fund III(Fidelity VIP-III);
                Fidelity VIP-III - Balanced Portfolio
                Fidelity VIP-III - Growth and Income Portfolio
                Fidelity VIP-III - Growth Opportunities Portfolio

              Funds of Fidelity Advisor Annuity Fund (effective January 20, 1997, the following funds are no longer available);
                Fidelity Advisor Annuity Government Investment Fund
                Fidelity Advisor Annuity High Yield Fund
                Fidelity Advisor Annuity Money Market Fund
                Fidelity Advisor Annuity Overseas Fund

              Funds available in the Fidelity Advisor Generations product:

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio: Service Class
                Fidelity VIP - Growth Portfolio: Service Class
                Fidelity VIP - High Income Portfolio: Service Class
                Fidelity VIP - Overseas Portfolio: Service Class

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio: Service Class
                Fidelity VIP-II - Asset Manager: Growth Portfolio: Service Class
                Fidelity VIP-II - Contrafund Portfolio: Service Class

              Portfolios of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Balanced Portfolio: Service Class
                Fidelity VIP-III - Growth and Income Portfolio: Service Class
                Fidelity VIP-III - Growth Opportunities Portfolio: Service Class

         At December 31, 1998, except as noted, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge, not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for the Fidelity Advisor Annuity Classic contracts an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for the Fidelity Advisor Annuity Classic contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the Fidelity Advisor Annuity Select contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively; for the Fidelity Advisor Generations Annuity contracts a mortality risk charge and an expense risk charge assessed through the daily unit value calculation equal to an annual rate of .80% and .15%, respectively. For Fidelity Advisor Annuity Select and Fidelity Advisor Generations Annuity contracts, optional long term care facility with a one-year stepped up death benefit rider is offered at an additional annual rate of 0.05% (Rider Option 1). Optional long care facility with a 5% enhanced death benefit rider is offered at an additional annual rate of 0.10% (Rider Option 2).

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1998, for each series, in both the accumulation and payout phases.


                                                                                                             ANNUAL
     Contract owners' equity represented by:                  UNITS      UNIT VALUE                         RETURN(b)
                                                              -----      ----------                         ---------
      FIDELITY ADVISOR ANNUITY CLASSIC CONTRACTS:

         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified ..............................     153,274    $ 13.504485  $     2,069,886           10%
            Non-tax qualified ..........................     134,102      13.504485        1,810,978           10%

         Fidelity VIP - Growth Portfolio:
            Tax qualified ..............................     117,115      16.000493        1,873,898           38%
            Non-tax qualified ..........................      93,958      16.000493        1,503,374           38%

         Fidelity VIP - High Income Portfolio:
            Tax qualified ..............................     475,850      11.211755        5,335,114           (6)%
            Non-tax qualified ..........................     353,048      11.211755        3,958,288           (6)%

         Fidelity VIP - Money Market Portfolio:
            Tax qualified ..............................     175,478      10.907151        1,913,965            4%
            Non-tax qualified ..........................     118,306      10.907151        1,290,381            4%

         Fidelity VIP - Overseas Portfolio:
            Tax qualified ..............................     303,117      12.890557        3,907,347           11%
            Non-tax qualified ..........................     237,415      12.890557        3,060,412           11%

         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified ..............................      26,091      13.242881          345,520           14%
            Non-tax qualified ..........................      28,317      13.242881          374,999           14%

         Fidelity VIP-II - Asset Manager:
         Growth Portfolio:
            Tax qualified ..............................      30,141      13.869175          418,031           16%
            Non-tax qualified ..........................      19,928      13.869175          276,385           16%

         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified ..............................     251,534      15.066384        3,789,708           28%
            Non-tax qualified ..........................     155,593      15.066384        2,344,224           28%

         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified ..............................     167,612      15.840285        2,655,022           27%
            Non-tax qualified ..........................     101,830      15.840285        1,613,016           27%

         Fidelity VIP-II - Investment Grade
         Bond Portfolio:
            Tax qualified ..............................     159,327      11.634559        1,853,699            7%
            Non-tax qualified ..........................      93,625      11.634559        1,089,286            7%

         Fidelity VIP-III - Balanced Portfolio:
            Tax qualified ..............................     533,457      17.091747        9,117,712           16%
            Non-tax qualified ..........................     384,433      17.091747        6,570,632           16%

         Fidelity VIP-III- Growth and
         Income Portfolio:
            Tax qualified ..............................     108,608      15.812524        1,717,367           28%
            Non-tax qualified ..........................      74,546      15.812524        1,178,760           28%

         Fidelity VIP-III - Growth Opportunities
         Portfolio:
            Tax qualified ..............................   1,579,126      24.090333       38,041,671           23%
            Non-tax qualified ..........................   1,568,582      24.090333       37,787,663           23%

      FIDELITY ADVISOR ANNUITY SELECT CONTRACTS:

         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified ..............................   1,732,312      13.477888       23,347,907           10%
            Non-tax qualified ..........................   2,789,952      13.477888       37,602,661           10%

         Fidelity VIP - Growth Portfolio:
            Tax qualified ..............................   1,138,568      15.969000       18,181,792           38%
            Non-tax qualified ..........................   2,009,283      15.969000       32,086,240           38%

         Fidelity VIP - High Income Portfolio:
            Tax qualified ..............................   4,158,432      11.187199       46,521,206           (6)%
            Non-tax qualified ..........................   8,642,408      11.187199       96,684,338           (6)%

         Fidelity VIP - Money Market Portfolio:
            Tax qualified ..............................   1,305,540      10.883253       14,208,522            4%
            Non-tax qualified ..........................   2,759,939      10.883253       30,037,114            4%

         Fidelity VIP - Overseas Portfolio:
            Tax qualified ..............................   1,730,887      12.862332       22,263,243           11%
            Non-tax qualified ..........................   3,855,007      12.862332       49,584,380           11%

         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified ..............................     351,207      13.216823        4,641,841           13%
            Non-tax qualified ..........................     698,387      13.216823        9,230,457           13%

         Fidelity VIP-II - Asset Manager:
         Growth Portfolio:
            Tax qualified ..............................     299,850      13.841884        4,150,489           16%
            Non-tax qualified ..........................     576,240      13.841884        7,976,247           16%

         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified ..............................   1,788,055      15.036722       26,886,486           28%
            Non-tax qualified ..........................   3,318,944      15.036722       49,906,038           28%

         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified ..............................   1,111,939      15.809112       17,578,768           27%
            Non-tax qualified ..........................   2,367,722      15.809112       37,431,582           27%

         Fidelity VIP-II - Investment Grade
         Bond Portfolio:
            Tax qualified ..............................   1,286,880      11.609070       14,939,480            7%
            Non-tax qualified ..........................   2,102,024      11.609070       24,402,544            7%

         Fidelity VIP-III - Balanced Portfolio:
            Tax qualified ..............................   2,652,827      17.022798       45,158,538           16%
            Non-tax qualified ..........................   6,102,782      17.022798      103,886,425           16%

         Fidelity VIP-III- Growth and
         Income Portfolio:
            Tax qualified ..............................     968,478      15.781386       15,283,925           28%
            Non-tax qualified ..........................   2,375,755      15.781386       37,492,707           28%

         Fidelity VIP-III - Growth Opportunities
         Portfolio:
            Tax qualified ..............................   8,627,546      23.993138      207,001,902           23%
            Non-tax qualified ..........................  20,287,152      23.993138      486,752,438           23%

                                                                     (Continued)

      FIDELITY ADVISOR ANNUITY SELECT (RIDER OPTION 1):

         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified ..............................      41,419      11.368793          470,884           10%
            Non-tax qualified ..........................     101,795      11.368793        1,157,286           10%

         Fidelity VIP - Growth Portfolio:
            Tax qualified ..............................      38,516      13.781993          530,827           37%
            Non-tax qualified ..........................      94,771      13.781993        1,306,133           37%

         Fidelity VIP - High Income Portfolio:
            Tax qualified ..............................      55,178       9.547168          526,794           (6)%
            Non-tax qualified ..........................      99,132       9.547168          946,430           (6)%

         Fidelity VIP - Money Market Portfolio:
            Tax qualified ..............................      37,306      10.462911          390,329            4%
            Non-tax qualified ..........................     111,460      10.462911        1,166,196            4%

         Fidelity VIP - Overseas Portfolio:
            Tax qualified ..............................      20,502      10.994287          225,405           11%
            Non-tax qualified ..........................      27,574      10.994287          303,156           11%

         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified ..............................       4,399      11.575607           50,921           13%
            Non-tax qualified ..........................      28,093      11.575607          325,194           13%

         Fidelity VIP-II - Asset Manager
         Growth Portfolio:
            Tax qualified ..............................       9,734      11.864403          115,488           16%
            Non-tax qualified ..........................      17,710      11.864403          210,119           16%

         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified ..............................      35,003      12.747959          446,217           28%
            Non-tax qualified ..........................      83,877      12.747959        1,069,261           28%

         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified ..............................      23,101      13.065126          301,817           26%
            Non-tax qualified ..........................      68,636      13.065126          896,738           26%

         Fidelity VIP-II - Investment Grade
         Bond Portfolio:
            Tax qualified ..............................       4,667      10.883913           50,795            7%
            Non-tax qualified ..........................       6,209      10.883913           67,578            7%

         Fidelity VIP-III - Balanced Portfolio:
            Tax qualified ..............................      23,691      11.909803          282,155           16%
            Non-tax qualified ..........................      46,788      11.909803          557,236           16%

         Fidelity VIP-III- Growth and
         Income Portfolio:
            Tax qualified ..............................      36,694      13.287693          487,579           28%
            Non-tax qualified ..........................      80,881      13.287693        1,074,722           28%

         Fidelity VIP-III - Growth Opportunities
         Portfolio:
            Tax qualified ..............................     114,036      12.762442        1,455,378           23%
            Non-tax qualified ..........................     227,642      12.762442        2,905,268           23%

      FIDELITY ADVISOR ANNUITY SELECT (RIDER OPTION 2):

         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified ..............................      24,656      11.362118          280,144           10%
            Non-tax qualified ..........................      29,725      11.362118          337,739           10%

         Fidelity VIP - Growth Portfolio:
            Tax qualified ..............................      30,523      13.773906          420,421           37%
            Non-tax qualified ..........................      11,669      13.773906          160,728           37%

         Fidelity VIP - High Income Portfolio:
            Tax qualified ..............................      11,405       9.541553          108,821           (6)%
            Non-tax qualified ..........................      34,631       9.541553          330,434           (6)%

         Fidelity VIP - Money Market Portfolio:
            Tax qualified ..............................      61,727      10.456715          645,462            4%
            Non-tax qualified ..........................      10,039      10.456715          104,975            4%

         Fidelity VIP - Overseas Portfolio:
            Tax qualified ..............................       1,537      10.987826           16,888           11%
            Non-tax qualified ..........................       7,894      10.987826           86,738           11%

         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified ..............................       1,346      11.568800           15,572           13%
            Non-tax qualified ..........................       9,296      11.568800          107,544           13%

         Fidelity VIP-II - Asset Manager
         Growth Portfolio:
            Non-tax qualified ..........................       6,520      11.857417           77,310           16%

         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified ..............................       2,116      12.740463           26,959           28%
            Non-tax qualified ..........................      19,726      12.740463          251,318           28%

         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified ..............................       2,611      13.057468           34,093           26%
            Non-tax qualified ..........................      24,391      13.057468          318,485           26%

         Fidelity VIP-II - Investment Grade
         Bond Portfolio:
            Tax qualified ..............................       2,596      10.877515           28,238            7%
            Non-tax qualified ..........................       4,254      10.877515           46,273            7%

         Fidelity VIP-III - Balanced Portfolio:
            Tax qualified ..............................       1,398      11.902806           16,640           16%
            Non-tax qualified ..........................       7,406      11.902806           88,152           16%

         Fidelity VIP-III- Growth and
         Income Portfolio:
            Tax qualified ..............................       1,884      13.279886           25,019           28%
            Non-tax qualified ..........................       7,143      13.279886           94,858           28%

         Fidelity VIP-III - Growth Opportunities
         Portfolio:
            Tax qualified ..............................      60,778      12.754941          775,220           23%
            Non-tax qualified ..........................      57,554      12.754941          734,098           23%

                                                                     (Continued)

      FIDELITY ADVISOR GENERATIONS ANNUITY CONTRACTS:
         Fidelity VIP - Money Market Portfolio:
            Tax qualified ..............................     239,010      10.407380        2,487,468            4%(a)
            Non-tax qualified ..........................     390,433      10.407380        4,063,385            4%(a)
         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified ..............................     196,106      12.204206        2,393,318           22%(a)
            Non-tax qualified ..........................     338,172      12.204206        4,127,121           22%(a)
         Fidelity VIP-II - Investment Grade
         Bond Portfolio:
            Tax qualified ..............................     147,838      10.690813        1,580,508            7%(a)
            Non-tax qualified ..........................     250,598      10.690813        2,679,096            7%(a)

         Fidelity VIP - Equity-Income Portfolio:
         Service Class:
            Tax qualified ..............................     343,285      10.758604        3,693,267            8%(a)
            Non-tax qualified ..........................     492,319      10.758604        5,296,665            8%(a)
         Fidelity VIP - Growth Portfolio:
         Service Class:
            Tax qualified ..............................     272,183      13.265992        3,610,778           33%(a)
            Non-tax qualified ..........................     464,386      13.265992        6,160,541           33%(a)
         Fidelity VIP - High Income Portfolio:
         Service Class:
            Tax qualified ..............................     484,504       9.218542        4,466,420           (8)%(a)
            Non-tax qualified ..........................     601,794       9.218542        5,547,663           (8)%(a)
         Fidelity VIP - Overseas Portfolio:
         Service Class:
            Tax qualified ..............................     134,873      10.586638        1,427,852            6%(a)
            Non-tax qualified ..........................     129,179      10.586638        1,367,571            6%(a)
         Fidelity VIP-II - Asset Manager Portfolio:
         Service Class:
            Tax qualified ..............................      71,666      11.098876          795,412           11%(a)
            Non-tax qualified ..........................      84,366      11.098876          936,368           11%(a)
         Fidelity VIP-II - Asset Manager:
         Growth Portfolio: Service Class:
            Tax qualified ..............................      29,182      11.278688          329,135           13%(a)
            Non-tax qualified ..........................      57,110      11.278688          644,126           13%(a)
         Fidelity VIP-II - Contrafund Portfolio:
         Service Class:
            Tax qualified ..............................     208,682      12.539357        2,616,738           25%(a)
            Non-tax qualified ..........................     350,091      12.539357        4,389,916           25%(a)
         Fidelity VIP-III - Balanced Portfolio:
         Service Class:
            Tax qualified ..............................     174,467      11.340963        1,978,624           13%(a)
            Non-tax qualified ..........................     247,421      11.340963        2,805,992           13%(a)
         Fidelity VIP-III- Growth and
         Income Portfolio: Service Class:
            Tax qualified ..............................     228,032      12.392371        2,825,857           24%(a)
            Non-tax qualified ..........................     394,454      12.392371        4,888,220           24%(a)
         Fidelity VIP-III - Growth Opportunities
         Portfolio: Service Class:
            Tax qualified ..............................     673,404      11.936099        8,037,817           19%(a)
            Non-tax qualified ..........................   1,073,225      11.936099       12,810,120           19%(a)

      FIDELITY ADVISOR GENERATIONS ANNUITY
      (RIDER OPTION 1):
         Fidelity VIP - Money Market Portfolio:
            Tax qualified ..............................     252,165      10.402557        2,623,161            4%(a)
            Non-tax qualified ..........................     180,132      10.402557        1,873,833            4%(a)
         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified ..............................     193,851      12.198716        2,364,733           22%(a)
            Non-tax qualified ..........................     329,494      12.198716        4,019,404           22%(a)
         Fidelity VIP-II - Investment Grade
         Bond Portfolio:
            Tax qualified ..............................     118,873      10.686005        1,270,277            7%(a)
            Non-tax qualified ..........................     401,936      10.686005        4,295,090            7%(a)

         Fidelity VIP - Equity-Income Portfolio:
         Service Class:
            Tax qualified ..............................     312,594      10.753771        3,361,564            8%(a)
            Non-tax qualified ..........................     456,864      10.753771        4,913,011            8%(a)
         Fidelity VIP - Growth Portfolio:
         Service Class:
            Tax qualified ..............................     259,268      13.260038        3,437,904           33%(a)
            Non-tax qualified ..........................     297,743      13.260038        3,948,083           33%(a)
         Fidelity VIP - High Income Portfolio:
         Service Class:
            Tax qualified ..............................     316,524       9.214386        2,916,574           (8)%(a)
            Non-tax qualified ..........................     458,599       9.214386        4,225,708           (8)%(a)
         Fidelity VIP - Overseas Portfolio:
         Service Class:
            Tax qualified ..............................      82,289      10.581883          870,773            6%(a)
            Non-tax qualified ..........................     122,011      10.581883        1,291,106            6%(a)
         Fidelity VIP-II - Asset Manager Portfolio:
         Service Class:
            Tax qualified ..............................      61,666      11.093882          684,115           11%(a)
            Non-tax qualified ..........................      91,981      11.093882        1,020,426           11%(a)
         Fidelity VIP-II - Asset Manager:
         Growth Portfolio: Service Class:
            Tax qualified ..............................      54,864      11.273630          618,516           13%(a)
            Non-tax qualified ..........................      47,213      11.273630          532,262           13%(a)
         Fidelity VIP-II - Contrafund Portfolio:
         Service Class:
            Tax qualified ..............................     227,291      12.533725        2,848,803           25%(a)
            Non-tax qualified ..........................     262,976      12.533725        3,296,069           25%(a)
         Fidelity VIP-III - Balanced Portfolio:
         Service Class:
            Tax qualified ..............................     128,615      11.335864        1,457,962           13%(a)
            Non-tax qualified ..........................     192,273      11.335864        2,179,581           13%(a)
         Fidelity VIP-III- Growth and
         Income Portfolio: Service Class:
            Tax qualified ..............................     353,600      12.386801        4,379,973           24%(a)
            Non-tax qualified ..........................     351,258      12.386801        4,350,963           24%(a)
         Fidelity VIP-III - Growth Opportunities
         Portfolio: Service Class:
            Tax qualified ..............................     831,168      11.930730        9,916,441           19%(a)
            Non-tax qualified ..........................     896,484      11.930730       10,695,709           19%(a)


                                                                     (Continued)

      FIDELITY ADVISOR GENERATIONS ANNUITY
      (RIDER OPTION 2):
         Fidelity VIP - Money Market Portfolio:
            Tax qualified ..............................     133,561      10.397737        1,388,732            4%(a)
            Non-tax qualified ..........................     103,226      10.397737        1,073,317            4%(a)
         Fidelity VIP-II - Index 500 Portfolio:
            Tax qualified ..............................      45,723      12.193234          557,511           22%(a)
            Non-tax qualified ..........................      71,382      12.193234          870,377           22%(a)
         Fidelity VIP-II - Investment Grade
         Bond Portfolio:
            Tax qualified ..............................      38,420      10.681197          410,372            7%(a)
            Non-tax qualified ..........................     125,354      10.681197        1,338,931            7%(a)
         Fidelity VIP - Equity-Income Portfolio:
         Service Class:
            Tax qualified ..............................      76,194      10.748944          819,005            7%(a)
            Non-tax qualified ..........................     108,197      10.748944        1,163,003            7%(a)
         Fidelity VIP - Growth Portfolio:
         Service Class:
            Tax qualified ..............................      46,684      13.254076          618,753           33%(a)
            Non-tax qualified ..........................     117,255      13.254076        1,554,107           33%(a)
         Fidelity VIP - High Income Portfolio:
         Service Class:
            Tax qualified ..............................      72,605       9.210254          668,710           (8)%(a)
            Non-tax qualified ..........................     197,839       9.210254        1,822,147           (8)%(a)
         Fidelity VIP - Overseas Portfolio:
         Service Class:
            Tax qualified ..............................      16,755      10.577127          177,220            6%(a)
            Non-tax qualified ..........................      68,968      10.577127          729,483            6%(a)
         Fidelity VIP-II - Asset Manager Portfolio:
         Service Class:
            Tax qualified ..............................       8,319      11.088896           92,249           11%(a)
            Non-tax qualified ..........................      17,136      11.088896          190,019           11%(a)
         Fidelity VIP-II - Asset Manager:
         Growth Portfolio: Service Class:
            Tax qualified ..............................      24,911      11.268555          280,711           13%(a)
            Non-tax qualified ..........................       8,306      11.268555           93,597           13%(a)
         Fidelity VIP-II - Contrafund Portfolio:
         Service Class:
            Tax qualified ..............................      52,457      12.528086          657,186           25%(a)
            Non-tax qualified ..........................      81,444      12.528086        1,020,337           25%(a)
         Fidelity VIP-III - Balanced Portfolio:
         Service Class:
            Tax qualified ..............................      44,418      11.330772          503,290           13%(a)
            Non-tax qualified ..........................      55,013      11.330772          623,340           13%(a)
         Fidelity VIP-III- Growth and
         Income Portfolio: Service Class:
            Tax qualified ..............................      48,820      12.381235          604,452           24%(a)
            Non-tax qualified ..........................     105,831      12.381235        1,310,318           24%(a)
         Fidelity VIP-III - Growth Opportunities
         Portfolio: Service Class:
            Tax qualified ..............................     123,265      11.925368        1,469,980           19%(a)
            Non-tax qualified ..........................     260,816      11.925368        3,110,327           19%(a)
                                                           =========    ===========
         Reserves for annuity contracts in payout phase:
            Tax qualified ..............................                                      42,282
            Non-tax qualified ..........................                                     184,309
                                                                                     ---------------
                                                                                     $ 1,820,312,727
                                                                                     ===============

(a) This investment option was not being utilized for the entire period. Accordingly, the annual return was computed for such period as the investment option was utilized.

(b) The annual return does not include contract charges satisfied by surrendering units.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1998 and 1997, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.


                                                                        KPMG LLP


Columbus, Ohio
January 29, 1999

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                 Consolidated Balance Sheets

                     (in millions of dollars, except per share amounts)


                                                                          December 31,
                                                                    -----------------------
                                        Assets                        1998          1997
                                        ------                      ---------     ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                       $14,245.1     $13,204.1
    Equity securities                                                   127.2          80.4
  Mortgage loans on real estate, net                                  5,328.4       5,181.6
  Real estate, net                                                      243.6         311.4
  Policy loans                                                          464.3         415.3
  Other long-term investments                                            44.0          25.2
  Short-term investments                                                289.1         358.4
                                                                    ---------     ---------
                                                                     20,741.7      19,576.4
                                                                    ---------     ---------

Cash                                                                      3.4         175.6
Accrued investment income                                               218.7         210.5
Deferred policy acquisition costs                                     2,022.2       1,665.4
Other assets                                                            420.3         438.4
Assets held in separate accounts                                     50,935.8      37,724.4
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------
Future policy benefits and claims                                   $19,767.1     $18,702.8
Other liabilities                                                       866.1         885.6
Liabilities related to separate accounts                             50,935.8      37,724.4
                                                                    ---------     ---------
                                                                     71,569.0      57,312.8
                                                                    ---------     ---------

Commitments and contingencies (notes 7 and 12)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                             3.8           3.8
  Additional paid-in capital                                            914.7         914.7
  Retained earnings                                                   1,579.0       1,312.3
  Accumulated other comprehensive income                                275.6         247.1
                                                                    ---------     ---------
                                                                      2,773.1       2,477.9
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

See accompanying notes to consolidated financial statements.

                                NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                         Consolidated Statements of Income

                                             (in millions of dollars)


                                                                                    Years ended December 31,
                                                                              -----------------------------------
                                                                                 1998         1997        1996
                                                                              --------     --------     ---------
Revenues:
  Policy charges                                                              $  698.9     $  545.2     $  400.9
  Life insurance premiums                                                        200.0        205.4        198.6
  Net investment income                                                        1,481.6      1,409.2      1,357.8
  Realized gains (losses) on investments                                          28.4         11.1         (0.3)
  Other                                                                           66.8         46.5         35.9
                                                                              --------     --------     --------
                                                                               2,475.7      2,217.4      1,992.9
                                                                              --------     --------     --------
Benefits and expenses:
  Interest credited to policyholder account balances                           1,069.0      1,016.6        982.3
  Other benefits and claims                                                      175.8        178.2        178.3
  Policyholder dividends on participating policies                                39.6         40.6         41.0
  Amortization of deferred policy acquisition costs                              214.5        167.2        133.4
  Other operating expenses                                                       419.7        384.9        342.4
                                                                              --------     --------     --------
                                                                               1,918.6      1,787.5      1,677.4
                                                                              --------     --------     --------

    Income from continuing operations before federal income tax expense          557.1        429.9        315.5

Federal income tax expense                                                       190.4        150.2        110.9
                                                                              --------     --------     --------

    Income from continuing operations                                            366.7        279.7        204.6

Income from discontinued operations (less federal income tax expense
  of $4.5 in 1996)                                                                --           --           11.3
                                                                              --------     --------     --------

    Net income                                                                $  366.7     $  279.7     $  215.9
                                                                              ========     ========     ========

See accompanying notes to consolidated financial statements.

                             NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                              Consolidated Statements of Shareholder's Equity

                                Years ended December 31, 1998, 1997 and 1996
                                         (in millions of dollars)


                                                                                  Accumulated
                                                         Additional                  other         Total
                                              Common      paid-in      Retained  comprehensive  shareholder's
                                              stock       capital      earnings      income        equity
                                              -----       -------      --------      ------        ------
December 31, 1995                             $  3.8     $ 657.2      $1,583.2      $ 384.3      $2,628.5

Comprehensive income:
    Net income                                  --          --           215.9         --           215.9
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                  --          --            --         (170.9)       (170.9)
                                                                                                 --------
  Total comprehensive income                                                                         45.0
                                                                                                 --------
Dividends to shareholder                        --        (129.3)       (366.5)       (39.8)       (535.6)
                                              ------     -------      --------      -------      --------
December 31, 1996                                3.8       527.9       1,432.6        173.6       2,137.9

Comprehensive income:
    Net income                                  --          --           279.7         --           279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           73.5          73.5
                                                                                                 --------
  Total comprehensive income                                                                        353.2
                                                                                                 --------
Capital contribution                            --         836.8          --           --           836.8
Dividend to shareholder                         --        (450.0)       (400.0)        --          (850.0)
                                              ------     -------      --------      -------      --------
December 31, 1997                                3.8       914.7       1,312.3        247.1       2,477.9

Comprehensive income:
    Net income                                  --          --           366.7         --           366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           28.5          28.5
                                                                                                 --------
  Total comprehensive income                                                                        395.2
                                                                                                 --------
Dividend to shareholder                         --          --          (100.0)        --          (100.0)
                                              ------     -------      --------      -------      --------
December 31, 1998                             $  3.8     $ 914.7      $1,579.0      $ 275.6      $2,773.1
                                              ======     =======      ========      =======      ========


See accompanying notes to consolidated financial statements.


                                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                           Consolidated Statements of Cash Flows

                                                  (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                   ---------------------------------------
                                                                                     1998           1997            1996
                                                                                   ---------      ---------      ---------
Cash flows from operating activities:
  Net income                                                                       $   366.7      $   279.7      $   215.9
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                             1,069.0        1,016.6          982.3
      Capitalization of deferred policy acquisition costs                             (584.2)        (487.9)        (422.6)
      Amortization of deferred policy acquisition costs                                214.5          167.2          133.4
      Amortization and depreciation                                                     (8.5)          (2.0)           7.0
      Realized gains on invested assets, net                                           (28.4)         (11.1)          (0.3)
      (Increase) decrease in accrued investment income                                  (8.2)          (0.3)           2.8
      (Increase) decrease in other assets                                               16.4          (12.7)         (38.9)
      Decrease in policy liabilities                                                    (8.3)         (23.1)        (151.0)
      (Decrease) increase in other liabilities                                         (34.8)         230.6          191.4
      Other, net                                                                       (11.3)         (10.9)         (61.7)
                                                                                   ---------      ---------      ---------
        Net cash provided by operating activities                                      982.9        1,146.1          858.3
                                                                                   ---------      ---------      ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                            1,557.0          993.4        1,162.8
  Proceeds from sale of securities available-for-sale                                  610.5          574.5          299.6
  Proceeds from repayments of mortgage loans on real estate                            678.2          437.3          309.0
  Proceeds from sale of real estate                                                    103.8           34.8           18.5
  Proceeds from repayments of policy loans and sale of other invested assets            23.6           22.7           22.8
  Cost of securities available-for-sale acquired                                    (3,182.8)      (2,828.1)      (1,573.6)
  Cost of mortgage loans on real estate acquired                                      (829.1)        (752.2)        (972.8)
  Cost of real estate acquired                                                          (0.8)         (24.9)          (7.9)
  Policy loans issued and other invested assets acquired                               (88.4)         (62.5)         (57.7)
  Short-term investments, net                                                           69.3         (354.8)          28.0
                                                                                   ---------      ---------      ---------
        Net cash used in investing activities                                       (1,058.7)      (1,959.8)        (771.3)
                                                                                   ---------      ---------      ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                   --            836.8           --
  Cash dividends paid                                                                 (100.0)          --            (50.0)
  Increase in investment product and universal life insurance
    product account balances                                                         2,682.1        2,488.5        1,781.8
  Decrease in investment product and universal life insurance
    product account balances                                                        (2,678.5)      (2,379.8)      (1,784.5)
                                                                                   ---------      ---------      ---------
        Net cash (used in) provided by financing activities                            (96.4)         945.5          (52.7)
                                                                                   ---------      ---------      ---------
Net (decrease) increase in cash                                                       (172.2)         131.8           34.3

Cash, beginning of year                                                                175.6           43.8            9.5
                                                                                   ---------      ---------      ---------
Cash, end of year                                                                  $     3.4      $   175.6      $    43.8
                                                                                   =========      =========      =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996



(1)      Organization and Description of Business
         ----------------------------------------

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11, 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 10 and 14. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products, including variable annuities, fixed annuities and life insurance.

(2)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Operations that are classified and reported as discontinued operations are not consolidated but rather are reported as "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1998 or 1997.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (c)  Revenues and Benefits
              ---------------------

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

         (e)  Separate Accounts
              -----------------

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $743.9 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 6.0%, 6.1% and 6.3% for the years ended December 31, 1998, 1997 and 1996, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (g)  Participating Business
              ----------------------

              Participating business represents approximately 40% in 1998 (50% in 1997 and 52% in 1996) of the Company's life insurance in force, 74% in 1998 (77% in 1997 and 78% in 1996) of the number of life insurance policies in force, and 14% in 1998 (27% in 1997 and 40% in 1996) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax
              ------------------

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 10 and 14.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(j)           Recently Issued Accounting Pronouncements
              -----------------------------------------

              On January 1, 1998 the Company adopted SFAS No. 131 - Disclosures about Segments of an Enterprise and Related Information (SFAS
              131). SFAS 131 supersedes SFAS No. 14 - Financial Reporting for Segments of a Business Enterprise. SFAS 131 establishes standards for public business enterprises to report information about operating segments in annual financial statements and selected information about operating segments in interim financial reports. SFAS 131 also establishes standards for related disclosures about products and services, geographic areas, and major customers. The adoption of SFAS 131 did not affect results of operations or financial position, nor did it affect the manner in which the Company defines its operating segments. The segment information required for annual financial statements is included in note 13.

              On January 1, 1998, the Company adopted SFAS No. 132 - Employers' Disclosures about Pensions and Other Postretirement Benefits (SFAS
              132). SFAS 132 revises employers' disclosures about pension and other postretirement benefit plans. The Statement does not change the measurement or recognition of benefit plans in the financial statements. The revised disclosures required by SFAS 132 are included in note 8.

              In June 1998, the FASB issued SFAS No. 133 - Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. The Statement is effective for fiscal years beginning after June 15, 1999. It may be implemented earlier provided adoption occurs as of the beginning of any fiscal quarter after issuance. The Company plans to adopt this Statement in first quarter 2000 and is currently evaluating the impact on results of operations and financial condition.

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position 98-1 - Accounting for the Costs of Computer Software Developed or Obtained for Internal Use (SOP 98-1). SOP 98-1 provides guidance intended to standardize accounting practices for costs incurred to develop or obtain computer software for internal use. Specifically, SOP 98-1 provides guidance for determining whether computer software is for internal use and when costs incurred for internal use software are to be capitalized. SOP 98-1 is effective for financial statements for fiscal years beginning after December 15, 1998. The Company does not expect the adoption of SOP 98-1, which occurred on January 1, 1999, to have a material impact on the Company's financial statements.


         (k)  Reclassification
              ----------------

              Certain items in the 1997 and 1996 consolidated financial statements have been reclassified to conform to the 1998 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(3)      Investments
         -----------

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1998 and 1997 were:

                                                                                     Gross         Gross
                                                                     Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                  cost           gains        losses       fair value
             ------------------------                                  ----           -----        ------       ----------
             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0        $   --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------        ------        ---------
                                                                     $13,831.7       $563.2        $(22.6)       $14,372.3
                                                                     =========       ======        ======        =========

             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   305.1       $  8.6        $   --        $   313.7
                 Obligations of states and political subdivisions          1.6           --           --               1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                     ---------       ------        ------        ---------
                                                                     $12,800.7       $498.3        $(14.5)       $13,284.5
                                                                     =========       ======        ======        =========

         As of December 31, 1998 the Company had entered into S&P 500 futures contracts with a notional amount of $20.0 million to reduce the risk of changes in the fair market value of certain investments classified as equity securities. These contracts had an unrealized loss of $1.3 million as of December 31, 1998 which is included in the recorded amount of the equity securities and in accumulated other comprehensive income, net of tax, similar to other unrealized gains and losses on securities available-for-sale.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1998, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
             (in millions of dollars)                                                 cost          fair value
                                                                                      ----          ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $ 2,019.9        $ 2,048.0
               Due after one year through five years                                  8,169.1          8,470.6
               Due after five years through ten years                                 2,795.0          2,927.7
               Due after ten years                                                      737.3            798.8
                                                                                    ---------        ---------
                                                                                    $13,721.3        $14,245.1
                                                                                    =========        =========

         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Gross unrealized gains                                                 $ 540.6       $ 483.8
             Adjustment to deferred policy acquisition costs                         (116.6)       (103.7)
             Deferred federal income tax                                             (148.4)       (133.0)
                                                                                    -------       -------
                                                                                    $ 275.6       $ 247.1
                                                                                    =======       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

             (in millions of dollars)                                         1998          1997          1996
                                                                              ----          ----          ----
             Securities available-for-sale:
               Fixed maturity securities                                      $52.6        $137.5       $(289.2)
               Equity securities                                                4.2          (2.7)          8.9
                                                                              -----        ------       -------
                                                                              $56.8        $134.8       $(280.3)
                                                                              =====        ======       =======

         Proceeds from the sale of securities available-for-sale during 1998, 1997 and 1996 were $610.5 million, $574.5 million and $299.6 million, respectively. During 1998, gross gains of $9.0 million ($9.9 million and $6.6 million in 1997 and 1996, respectively) and gross losses of $7.6 million ($18.0 million and $6.9 million in 1997 and 1996, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1998 was $3.7 million. No valuation allowance has been recorded for these loans as of December 31, 1998. The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million which includes $3.9 million of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million and $16.0 million of impaired mortgage loans on real estate for which there was no valuation allowance. During 1998, the average recorded investment in impaired mortgage loans on real estate was approximately $9.1 million ($31.8 million in 1997) and interest income recognized on those loans was $0.3 million ($1.0 million in 1997), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Allowance, beginning of year                                            $42.5         $51.0
               Reductions credited to operations                                      (0.1)         (1.2)
               Direct write-downs charged against the allowance                         --          (7.3)
                                                                                     -----         -----
             Allowance, end of year                                                  $42.4         $42.5
                                                                                     =====         =====

         Real estate is presented at cost less accumulated depreciation of $21.5 million as of December 31, 1998 ($45.1 million as of December 31, 1997) and valuation allowances of $5.4 million as of December 31, 1998 ($11.1 million as of December 31, 1997).

         Investments that were non-income producing for the twelve month period preceding December 31, 1998 amounted to $42.4 million ($19.4 million for 1997) and consisted of $32.7 million ($3.0 million in 1997) in securities available-for-sale and $9.7 million ($16.4 million in 1997) in real estate.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1998            1997           1996
                                                                           ----            ----           ----
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  982.5        $  911.6       $  917.1
                 Equity securities                                             0.8             0.8            1.3
               Mortgage loans on real estate                                 458.9           457.7          432.8
               Real estate                                                    40.4            42.9           44.3
               Short-term investments                                         17.8            22.7            4.2
               Other                                                          30.7            21.0            4.0
                                                                          --------        --------       --------
                   Total investment income                                 1,531.1         1,456.7        1,403.7
             Less investment expenses                                         49.5            47.5           45.9
                                                                          --------        --------       --------
                   Net investment income                                  $1,481.6        $1,409.2       $1,357.8
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                        1998            1997           1996
                                                                             ----            ----           ----
             Securities available-for-sale:
               Fixed maturity securities                                    $(0.7)          $ 3.6          $(3.5)
               Equity securities                                              2.1             2.7            3.2
             Mortgage loans on real estate                                    3.9             1.6           (4.1)
             Real estate and other                                           23.1             3.2            4.1
                                                                            -----           -----          -----
                                                                            $28.4           $11.1          $(0.3)
                                                                            =====           =====          =====

         Fixed maturity securities with an amortized cost of $6.5 million and $6.2 million as of December 31, 1998 and 1997, respectively, were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(4)      Federal Income Tax
         ------------------

         The Company's current federal income tax liability was $72.8 million and $60.1 million as of December 31, 1998 and 1997, respectively.

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1998 and 1997 are as follows:

             (in millions of dollars)                                        1998            1997
                                                                             ----            ----
             Deferred tax assets:
               Future policy benefits                                       $207.7          $200.1
               Liabilities in Separate Accounts                              319.9           242.0
               Mortgage loans on real estate and real estate                  17.5            19.0
               Other assets and other liabilities                             58.9            59.2
                                                                            ------          ------
                 Total gross deferred tax assets                             604.0           520.3
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                            ------          ------
                 Net deferred tax assets                                     597.0           513.3
                                                                            ------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             568.7           480.5
               Fixed maturity securities                                     212.2           193.3
               Deferred tax on realized investment gains                      34.8            40.1
               Equity securities and other long-term investments               9.6             7.5
               Other                                                          21.6            22.2
                                                                            ------          ------
                 Total gross deferred tax liabilities                        846.9           743.6
                                                                            ------          ------
                 Net deferred tax liability                                 $249.9          $230.3
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1998, 1997 and 1996.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1998            1997            1996
                                                                      ----            ----            ----
           Currently payable                                         $186.1          $121.7          $116.5
           Deferred tax expense (benefit)                               4.3            28.5            (5.6)
                                                                     ------          ------          ------
                                                                     $190.4          $150.2          $110.9
                                                                     ======          ======          ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1998, 1997 and 1996 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                            1998                     1997                     1996
                                                       -----------------        ----------------        -----------------
         (in millions of dollars)                      Amount        %          Amount        %          Amount        %
                                                       ------        -          ------        -          ------        -

         Computed (expected) tax expense               $195.0      35.0         $150.5      35.0         $110.4      35.0
         Tax exempt interest and dividends
           received deduction                            (4.9)     (0.9)           -         0.0           (0.2)     (0.1)
         Other, net                                       0.3       0.1           (0.3)     (0.1)           0.7       0.3
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $190.4      34.2         $150.2      34.9         $110.9      35.2
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $173.4 million, $91.8 million and $115.8 million during the years ended December 31, 1998, 1997 and 1996, respectively.

(5)      Comprehensive Income
         --------------------

         Pursuant to SFAS No. 130 - Reporting Comprehensive Income, which the Company adopted January 1, 1998, the Consolidated Statements of Shareholder's Equity include a new measure called "Comprehensive Income". Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholders' equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions of dollars)                                        1998           1997           1996
                                                                             ----           ----           ----
             Unrealized gains (losses) on securities
                available-for-sale arising during the period:
                Gross                                                       $ 58.2        $141.1         $(272.4)
                Adjustment to deferred policy acquisition costs              (12.9)        (21.8)           57.0
                Related federal income tax (expense) benefit                 (15.9)        (41.7)           44.0
                                                                            ------        ------          ------
                   Net                                                        29.4          77.6          (171.4)
                                                                            ------        ------          ------

             Reclassification adjustment for net (gains) losses
                on securities available-for-sale realized
                during the period:
                Gross                                                         (1.4)         (6.3)             0.7
                Related federal income tax expense (benefit)                   0.5           2.2             (0.2)
                                                                            ------        ------          -------
                   Net                                                        (0.9)         (4.1)             0.5
                                                                            ------        ------          -------
             Total Other Comprehensive Income                               $ 28.5        $ 73.5          $(170.9)
                                                                            ======        ======          =======

(6)      Fair Value of Financial Instruments
         -----------------------------------

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for equity securities exclude the fair value of futures contracts designated as hedges of equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 7.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1998                              1997
                                                               -------------------------        --------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                               ---------      ----------        ---------       ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $14,245.1      $14,245.1         $13,204.1       $13,204.1
                     Equity securities                              128.5          128.5              80.4            80.4
                   Mortgage loans on real estate, net             5,328.4        5,527.6           5,181.6         5,509.7
                   Policy loans                                     464.3          464.3             415.3           415.3
                   Short-term investments                           289.1          289.1             358.4           358.4
                 Cash                                                 3.4            3.4             175.6           175.6
                 Assets held in separate accounts                50,935.8       50,935.8          37,724.4        37,724.4

               Liabilities:
                 Investment contracts                            15,468.7       15,158.6          14,708.2        14,322.1
                 Policy reserves on life insurance contracts      3,914.0        3,768.9           3,345.4         3,182.4
                 Liabilities related to separate accounts        50,935.8       49,926.5          37,724.4        36,747.0
                 Futures contracts                                    1.3            1.3                --              --

(7)      Risk Disclosures
         ----------------

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $156.0 million extending into 1999 were outstanding as of December 31, 1998. The Company also had $40.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1998.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (20% in 1997) in any geographic area and no more than 2% (2% in 1997) with any one borrower as of December 31, 1998. As of December 31, 1998, 42% (46% in 1997) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $187.9 million and $220.2 million as of December 31, 1998 and 1997, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(8)      Pension Plan and Postretirement Benefits Other Than Pensions
         ------------------------------------------------------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

         Pension costs charged to operations by the Company during the years ended December 31, 1998, 1997 and 1996 were $2.0 million, $7.5 million and $7.4 million, respectively. The Company has recorded a prepaid pension asset of $5.0 million as of December 31, 1998 and no prepaid or accrued pension asset or expense as of December 31, 1997.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1998 and 1997 was $40.1 million and $36.5 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1998, 1997 and 1996 was $4.1 million, $3.0 million and $3.3 million, respectively.

         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1998 and 1997 follows:

                                                                             Pension Benefits      Postretirement Benefits
                                                                           ---------------------   -----------------------
              (in millions of dollars)                                       1998         1997         1998       1997
              ---------------------------------------------------------    --------     --------     --------   -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                      $2,033.8     $1,847.8      $237.9    $ 200.7
              Service cost                                                     87.6         77.3         9.8        7.0
              Interest cost                                                   123.4        118.6        15.4       14.0
              Actuarial loss                                                  123.2         60.0        15.6       24.4
              Plan curtailment in 1998/merger in 1997                        (107.2)         1.5         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.6)      (8.2)
                                                                           --------     --------     -------    -------
              Benefit obligation at end of year                             2,185.0      2,033.8       270.1      237.9
                                                                           --------     --------     -------    -------

              Change in plan assets:
              Fair value of plan assets at beginning of year                2,212.9      1,947.9        69.2       63.0
              Actual return on plan assets                                    300.7        328.1         5.0        3.6
              Employer contribution                                           104.1          7.2        12.1       10.6
              Plan merger                                                       -            1.1         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.4)      (8.0)
                                                                           --------     --------     -------    -------
              Fair value of plan assets at end of year                      2,541.9      2,212.9        77.9       69.2
                                                                           --------     --------     -------    -------

              Funded status                                                   356.9        179.1      (192.2)    (168.7)
              Unrecognized prior service cost                                  31.5         34.7         -          -
              Unrecognized net (gains) losses                                (345.7)      (330.7)       16.0        1.6
              Unrecognized net (asset) obligation at transition               (11.0)        33.3         1.3        1.5
                                                                           --------     --------     -------    -------
              Prepaid (accrued) benefit cost                               $   31.7     $  (83.6)    $(174.9)   $(165.6)
                                                                           ========     ========     =======    =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                             Pension Benefits          Postretirement Benefits
                                                                          --------------------         -----------------------
                                                                            1998         1997            1998           1997
                                                                          --------      ------         --------       --------
              Weighted average discount rate                               5.50%         6.00%           6.65%         6.70%
              Rate of increase in future compensation levels               3.75%         4.25%             --            --
              Assumed health care cost trend rate:
                    Initial rate                                             --            --           15.00%        12.13%
                    Ultimate rate                                            --            --            8.00%         6.12%
                    Uniform declining period                                 --            --           15 Years      12 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1998, 1997 and 1996 follows:

              (in millions of dollars)                                                   1998         1997         1996
              --------------------------------------------------------------------------------        ----         ----
              Service cost (benefits earned during the period)                         $  87.6      $  77.3      $  75.5
              Interest cost on projected benefit obligation                              123.4        118.6        105.5
              Expected return on plan assets                                            (159.0)      (139.0)      (116.1)
              Recognized gains                                                            (3.8)         -            -
              Amortization of prior service cost                                           3.2          3.2          3.2
              Amortization of unrecognized transition obligation                           4.2          4.2          4.1
                                                                                       -------      -------      -------
                                                                                       $  55.6      $  64.3      $  72.2
                                                                                       =======      =======      =======

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with the Nationwide Insurance Enterprise and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). The Company anticipates that the plan will settle the obligation related to WSC employees with a transfer of assets during 1999.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                                       1998          1997          1996
                                                                                       ----          ----          ----
             Weighted average discount rate                                            6.00%         6.50%         6.00%
             Rate of increase in future compensation levels                            4.25%         4.75%         4.25%
             Expected long-term rate of return on plan assets                          7.25%         7.25%         6.75%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1998, 1997 and 1996 was as follows:

             (in millions of dollars)                                                    1998          1997          1996
                                                                                         ----          ----          ----
             Service cost (benefits attributed to employee service during the year)      $ 9.8         $ 7.0         $ 6.5
             Interest cost on accumulated postretirement benefit obligation               15.4          14.0          13.7
             Actual return on plan assets                                                 (5.0)         (3.6)         (4.3)
             Amortization of unrecognized transition obligation of affiliates              0.2           0.2           0.2
             Net amortization and deferral                                                 1.2          (0.5)          1.8
                                                                                         -----         -----         -----
                                                                                         $21.6         $17.1         $17.9
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 1998, 1997 and 1996 were as follows:

                                                                                      1998           1997         1996
                                                                                      -----          -----        ----
             NPPBC:
               Discount rate                                                          6.70%         7.25%         6.65%
               Long term rate of return on plan
                   assets, net of tax                                                 5.83%         5.89%         4.80%
               Assumed health care cost trend rate:
                   Initial rate                                                      12.00%        11.00%        11.00%
                   Ultimate rate                                                      6.00%         6.00%         6.00%
                   Uniform declining period                                         12 Years      12 Years      12 Years

         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1998 and have no impact on the NPPBC for the year ended December 31, 1998.

(9)      Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings
         ----------------------------------------------------------------------
         and Dividend Restrictions
         -------------------------

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1998, 1997 and 1996 was $1.32 billion, $1.13 billion and $1.00 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1998, 1997 and 1996 was $171.0 million, $111.7 million and $73.2 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1998, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $71.0 million.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(10)     Transactions With Affiliates
         ----------------------------

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1998, 1997 and 1996, the Company made lease payments to NMIC and its subsidiaries of $8.0 million, $8.4 million and $9.1 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $95.0 million, $85.8 million and $101.6 million in 1998, 1997 and 1996, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $31.9 million and $20.5 million as of December 31, 1998 and 1997, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1998 and 1997 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1998, 1997 and 1996 were:

                                                       1998                       1997                          1996
                                            ------------------------------------------------------------------------------------
         (in millions of dollars)               NMIC          ELICW        NMIC         ELICW            NMIC         ELICW
         -----------------------------------------------------------------------------------------------------------------------

         Premiums                               $90.1        $106.3       $ 91.4        $199.8          $ 97.3        $224.2
         Net investment income and other
            revenue                             $11.1        $  9.4       $ 10.7        $ 13.4          $ 10.9        $ 14.8
         Benefits, claims and expenses          $98.8        $160.5       $100.7        $225.9          $100.5        $246.6

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $248.4 million and $211.0 million as of December 31, 1998 and 1997, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1998 were $60.0 million, $66.1 million and $76.9 million, respectively.

(11)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement. As of December 31, 1998 the Company had no amounts outstanding under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(12)     Contingencies
         -------------

         On October 29, 1998, the Company and certain of its affiliates were named in a lawsuit filed in the Common Pleas Court of Franklin County, Ohio related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of the Company's customers and seeks unspecified compensatory and punitive damages. The Company is currently evaluating this lawsuit, which is in an early stage and has not been certified as a class. The Company intends to defend this lawsuit vigorously.

(13)     Segment Information
         -------------------

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

         The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by independent investment managers and the Company, with investment returns accumulating on a tax-deferred basis. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary (other than the portion allocated to the Variable Annuities and Life Insurance segments), revenues and expenses related to group annuity contracts sold to Nationwide Insurance Enterprise employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1998, 1997 and 1996.

                                       Variable      Fixed       Life     Corporate
(in millions of dollars)               Annuities   Annuities   Insurance  and Other    Total
------------------------------------  ---------    ---------   ---------  ---------    -----
1998:
Net investment income (1)             $   (31.3)   $ 1,116.6   $  231.6   $  164.7   $ 1,481.6
Other operating revenue                   560.8         35.7      319.6       49.6       965.7
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            529.5      1,152.3      551.2      214.3     2,447.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        828.6      115.4      125.0     1,069.0
Amortization of deferred policy
   acquisition costs                      123.9         44.2       46.4         --       214.5
Other benefits and expenses               187.2        104.2      294.6       49.1       635.1
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         311.1        977.0      456.4      174.1     1,918.6
                                      ---------    ---------   --------   --------   ---------
Operating income (loss) before
   federal income tax                     218.4        175.3       94.8       40.2       528.7
Realized gains on investments                --           --         --       28.4        28.4
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   218.4    $   175.3   $   94.8   $   68.6   $   557.1
                                      =========    =========   ========   ========   =========

Assets as of year end                 $47,668.7    $15,215.7   $5,187.6   $6,270.1   $74,342.1
                                      =========    =========   ========   ========   =========


1997:
Net investment income (1)             $   (26.9)   $ 1,098.2   $  189.1   $  148.8   $ 1,409.2
Other operating revenue                   430.9         43.2      284.0       39.0       797.1
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            404.0      1,141.4      473.1      187.8     2,206.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        823.4       78.5      114.7     1,016.6
Amortization of deferred policy
   acquisition costs                       87.8         39.8       39.6         --       167.2
Other benefits and expenses               165.3        108.7      284.1       45.6       603.7
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         253.1        971.9      402.2      160.3     1,787.5
                                      ---------    ---------   --------   --------   ---------
Operating income before federal
    income tax                            150.9        169.5       70.9       27.5       418.8
Realized gains on investments                --           --         --       11.1        11.1
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   150.9    $   169.5   $   70.9   $   38.6   $   429.9
                                      =========    =========   ========   ========   =========

Assets as of year end                 $35,278.7    $14,436.3   $3,901.4   $6,174.3   $59,790.7
                                      =========    =========   ========   ========   =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




                                                 Variable         Fixed            Life         Corporate
         (in millions of dollars)               Annuities       Annuities       Insurance       and Other        Total
         ------------------------------------   ----------      ----------      ---------       ---------     ---------
         1996:
         Net investment income (1)              $    (21.5)     $  1,050.6      $   174.0       $   154.7      $ 1,357.8
         Other operating revenue                     306.1            42.0          261.6            25.7          635.4
                                                ----------      ----------      ---------       ---------      ---------
            Total operating revenue (2)              284.6         1,092.6          435.6           180.4        1,993.2
                                                ----------      ----------      ---------       ---------      ---------
         Interest credited to policyholder
            account balances                            --           805.0           70.2           107.1          982.3
         Amortization of deferred policy
            acquisition costs                         57.4            38.6           37.4              --          133.4
         Benefits and expenses                       136.9           113.6          260.8            50.4          561.7
                                                ----------      ----------      ---------       ---------      ---------
            Total expenses                           194.3           957.2          368.4           157.5        1,677.4
                                                ----------      ----------      ---------       ---------      ---------
         Operating income before federal
             income tax                               90.3           135.4           67.2            22.9          315.8
         Realized losses on investments                 --              --             --            (0.3)          (0.3)
                                                ----------      ----------      ---------       ---------      ---------
         Consolidated income from
            continuing operations before
            federal tax expense                 $     90.3      $    135.4       $   67.2        $   22.6      $   315.5
                                                ==========      ==========       ========        ========      =========

         Assets as of year end                  $ 25,069.7      $ 13,994.7       $3,353.3        $5,348.5      $47,766.2
                                                ==========      ==========       ========        ========      =========

         -----------
         (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.

         (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.


 (14)    Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 10 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Revenues                                                               $   --         $   --       $  668.9
             Net income                                                             $   --         $   --       $   11.3

         A summary of the assets and liabilities of discontinued operations as of December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Assets, consisting primarily of investments                            $221.5         $247.3       $3,288.5
             Liabilities, consisting primarily of policy benefits and claims        $221.5         $247.3       $2,802.8

PART C. OTHER INFORMATION
Item 24.      FINANCIAL STATEMENTS AND EXHIBITS                                                 PAGE
              (a) Financial Statements:

                  (1) Financial statements included
                      in Prospectus
                      (Part A):
                      Condensed Financial Information.

                  (2) Financial statements included in Part B:
                      Those financial statements required by Item 23 to be                       N/A
                      included in Part B have been incorporated therein by
                      reference to the Prospectus (Part A).

                  Nationwide Fidelity Advisor Variable Account:

                      Independent Auditors' Report.                                               71

                      Statement of Assets, Liabilities and Contract
                      Owners' Equity as of December 31, 1998.                                     72

                      Statements of Operations and Changes in Contract
                      Owners' Equity for Years ended December 31,
                      1998 and 1997.                                                              74
                      Notes to Financial Statements.                                              81
              Nationwide Life Insurance Company and Subsidiaries:
                      Independent Auditors' Report.                                               91
                      Consolidated Balance Sheets as of December
                      31, 1998 and 1997.                                                          92

                      Consolidated Statements of Income for the
                      years ended December 31, 1998, 1997 and
                      1996.                                                                       93

                      Consolidated Statements of Shareholder's
                      Equity for the years ended December 31,
                      1998, 1997 and 1996.                                                        94

                      Consolidated Statements of Cash Flows for
                      the years ended December 31, 1998, 1997 and 1996.                           95

                      Notes to Consolidated Financial Statements.                                 96


                                   118 of 139

Item 24.      (b) Exhibits

                     (1) Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant. - Filed previously with the Registration Statement (File No. 33-82174) on November 8, 1994, and hereby incorporated by reference.

                     (2)    Not Applicable

                     (3) Form of the Underwriting or Distribution contracts between the Registrant and the Principal Underwriter. - Filed previously with the Registration Statement (File No. 33-82174) on November 8, 1994, and hereby incorporated by reference.

                     (4) The form of the variable annuity contract. - Filed previously with Registration Statement (File No. 33-89560) on October 31, 1997, and hereby incorporated by reference.

                     (5) The variable annuity application. - Filed previously with Post-Effective Amendment No. 4 to the Registration Statement (File No. 33-89560) and hereby incorporated by reference.

                     (6) Articles of Incorporation of the Depositor. - Filed previously with the Registration Statement (File No. 33-82174) on November 8, 1994, and hereby incorporated by reference.

                     (7)    Not Applicable

                     (8)    Not Applicable

                     (9) Opinion of Counsel - Filed previously with the Registration Statement (File No. 33-89560) and is hereby incorporated by reference.

                     (10)   Not Applicable

                     (11)   Not Applicable

                     (12)   Not Applicable

                     (13) Computation of Performance Quotations - Filed previously with the Registration Statement (File No. 33-82174) on November 8, 1994, and hereby incorporated by reference.


                                   119 of 139

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

--------------------------------------------------------------------------------------------------------------------------
                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
--------------------------------------------------------------------------------------------------------------------------
                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC  28365
--------------------------------------------------------------------------------------------------------------------------
                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH  43701
--------------------------------------------------------------------------------------------------------------------------
                          Kenneth D. Davis                                       Director
                          7229 Woodmansee Road
                          Leesburg, OH  45135
--------------------------------------------------------------------------------------------------------------------------
                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411
--------------------------------------------------------------------------------------------------------------------------
                          Willard J. Engel                                       Director
                          300 East Marshall Street
                          Marshall, MN  56258
--------------------------------------------------------------------------------------------------------------------------
                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH  44691
--------------------------------------------------------------------------------------------------------------------------
                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215
--------------------------------------------------------------------------------------------------------------------------
                          Dimon R. McFerson                        Chairman and Chief Executive Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215
--------------------------------------------------------------------------------------------------------------------------
                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH  43025
--------------------------------------------------------------------------------------------------------------------------
                          Yvonne L. Montgomery                                   Director
                          2859 Paces Ferry Road
                          Atlanta, GA  30339
--------------------------------------------------------------------------------------------------------------------------
                          Ralph M. Paige, Executive Director                     Director
                          Federation of Southern
                          Cooperatives/Land Assistance Fund
                          2769 Church Street
                          East Point, GA  30344
--------------------------------------------------------------------------------------------------------------------------
                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026
--------------------------------------------------------------------------------------------------------------------------
                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618
--------------------------------------------------------------------------------------------------------------------------
                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986
--------------------------------------------------------------------------------------------------------------------------



                                   120 of 139

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
--------------------------------------------------------------------------------------------------------------------------
                          Nancy C. Thomas                                        Director
                          1733A Westwood Avenue
                          Alliance, OH  44601
--------------------------------------------------------------------------------------------------------------------------
                          Richard D. Headley                         Executive Vice President - Chief
                          One Nationwide Plaza                        Information Technology Officer
                          Columbus, OH  43215
--------------------------------------------------------------------------------------------------------------------------
                          Robert A. Oakley                               Executive Vice President-
                          One Nationwide Plaza                            Chief Financial Officer
                          Columbus, OH  43215
--------------------------------------------------------------------------------------------------------------------------
                          Robert J. Woodward Jr.                         Executive Vice President
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, OH  43215
--------------------------------------------------------------------------------------------------------------------------
                          James E. Brock                            Senior Vice President - Corporate
                          One Nationwide Plaza                                  Development
                          Columbus, OH  43215
--------------------------------------------------------------------------------------------------------------------------
                          Charles A. Bryan                         Senior Vice President - Chief Actuary
                          One Nationwide Plaza                             Property and Casualty
                          Columbus, OH  43215
--------------------------------------------------------------------------------------------------------------------------
                          John R. Cook, Jr.                              Senior Vice President -
                          One Nationwide Plaza                         Chief Communications Officer
                          Columbus, OH  43215
--------------------------------------------------------------------------------------------------------------------------
                          Thomas L. Crumrine                               Senior Vice President
                          One Nationwide Plaza
                          Columbus, OH  43215
--------------------------------------------------------------------------------------------------------------------------
                          David A. Diamond                           Senior Vice President - Corporate
                          One Nationwide Plaza                                  Controller
                          Columbus, OH  43215
--------------------------------------------------------------------------------------------------------------------------
                          Phillip C. Gath                                Senior Vice President -
                          One Nationwide Plaza                                Chief Actuary
                          Columbus, OH  43215
--------------------------------------------------------------------------------------------------------------------------
                          Patricia R. Hatler                            Senior Vice President and
                          One Nationwide Plaza                                General Counsel
                          Columbus, OH  43215
--------------------------------------------------------------------------------------------------------------------------
                          David K. Hollingsworth                     Senior Vice President - Marketing
                          One Nationwide Plaza
                          Columbus, OH  43215
--------------------------------------------------------------------------------------------------------------------------
                          David R. Jahn                                   Senior Vice President -
                          One Nationwide Plaza                             Commercial Insurance
                          Columbus, OH  43215
--------------------------------------------------------------------------------------------------------------------------
                          Donna A. James                                 Senior Vice President -
                          One Nationwide Plaza                         Chief Human Resources Officer
                          Columbus, OH  43215
--------------------------------------------------------------------------------------------------------------------------
                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH  43215
--------------------------------------------------------------------------------------------------------------------------



                                   121 of 139

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR
--------------------------------------------------------------------------------------------------------------------------
                          Edwin P. McCausland, Jr.                       Senior Vice President -
                          One Nationwide Plaza                            Fixed Income Securities
                          Columbus, OH  43215
--------------------------------------------------------------------------------------------------------------------------
                          Douglas C. Robinette                        Senior Vice President- Finance
                          One Nationwide Plaza
                          Columbus, OH  43215
--------------------------------------------------------------------------------------------------------------------------
                          James A. Taylor                                Senior Vice President -
                          One Nationwide Plaza                        Property and Casualty Insurance
                          Columbus, OH  43215
--------------------------------------------------------------------------------------------------------------------------
                          Mark R. Thresher                           Senior Vice President - Finance
                          One Nationwide Plaza
                          Columbus, OH  43215
--------------------------------------------------------------------------------------------------------------------------
                          Richard M. Waggoner                            Senior Vice President -
                          One Nationwide Plaza                                Shared Services
                          Columbus, OH  43215
--------------------------------------------------------------------------------------------------------------------------
                          Susan A. Wolken                                Senior Vice President -
                          One Nationwide Plaza                       Product Management and Marketing
                          Columbus, OH  43215
--------------------------------------------------------------------------------------------------------------------------
                          Bruce C. Barnes                               Vice President - Technology
                          One Nationwide Plaza                             Strategy and Planning
                          Columbus, OH  43215
--------------------------------------------------------------------------------------------------------------------------
                          Dennis W. Click                               Vice President - Secretary
                          One Nationwide Plaza
                          Columbus,  OH 43215
--------------------------------------------------------------------------------------------------------------------------
                          Matthew S. Easley                                  Vice President -
                          One Nationwide Plaza                           Investment Life Actuarial
                          Columbus, OH  43215
--------------------------------------------------------------------------------------------------------------------------
                          R. Dennis Noice                                Vice President - Systems
                          One Nationwide Plaza
                          Columbus, OH  43215
--------------------------------------------------------------------------------------------------------------------------
                          Joseph P. Rath                                 Vice President - Product
                          One Nationwide Plaza                             and Market Compliance
                          Columbus, OH  43215
--------------------------------------------------------------------------------------------------------------------------


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

                * Subsidiaries for which separate financial statements are filed

                ** Subsidiaries included in the respective consolidated financial statements

                *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

                ****  other subsidiaries




                                   122 of 139

                       COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
       The 401K Companies, Inc.                 Texas                                        Holding Company
       The 401(K) Company                       Texas                                        Third-party administrator for 401(k)
                                                                                             plans
       401K Investment Advisors, Inc.           Texas                                        Investment Advisor registered with the
                                                                                             SEC
       401K Investments Services, Inc.          Texas                                        NASD registered Broker-Dealer
       Affiliate Agency, Inc.                   Delaware                                     Life Insurance Agency
       Affiliate Agency of Ohio, Inc.           Ohio                                         Life Insurance Agency
       AID Finance Services, Inc.               Iowa                                         Holding Company
       ALLIED General Agency Company            Iowa                                         Managing General Agent and Surplus
                                                                                             Lines Broker (P&C)
       ALLIED Group, Inc.                       Iowa                                         Holding Company
       ALLIED Group Insurance Marketing         Iowa                                         Direct Marketer (P&C)
       Company
       ALLIED Group Merchant Banking            Iowa                                         Broker-Dealer
       Corporation
       ALLIED Group Mortgage Company            Iowa                                         Mortgage Lender
       ALLIED Life Brokerage Agency, Inc.       Iowa                                         Insurance Broker
       ALLIED Life Financial Corporation        Iowa                                         Holding Company
       ALLIED Life Insurance Company            Iowa                                         Insurance Company
       ALLIED Property and Casualty Insurance   Iowa                                         Underwrites General P&C Insurance
       Company
       Allnations, Inc.                         Ohio                                         Promotes international cooperative
                                                                                             insurance organizations
       AMCO Insurance Company                   Iowa                                         Underwrites General P&C Insurance
       American Marine Underwriters, Inc.       Florida                                      Underwriting Manager
       Auto Direkt Insurance Company            Germany                                      Insurance Company
       CalFarm Insurance Company                California                                   Stock Corporation
       Caliber Funding Corporation              Delaware                                     Stock Corporation
       Colonial County Mutual Insurance         Texas                                        Insurance Company
       Company
       Colonial Insurance Company of Wisconsin  Wisconsin                                    Insurance Company
       Columbus Insurance Brokerage and         Germany                                      Insurance Broker
       Service GmbH



                                   123 of 139

                       COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
       Cooperative Service Company              Nebraska                                     Insurance Agency
       Depositors Insurance Company             Iowa                                         Underwrites P&C insurance
       *Employers Life Insurance Company of     Wisconsin                                    Life Insurance Company
       Wausau
       Excaliber Funding Corporation            Delaware                                     Limited purpose corporation
       F&B, Inc.                                Iowa                                         Insurance Agency
       Farmland Mutual Insurance Company        Iowa                                         Mutual Insurance Company
       Financial Horizons Distributors Agency   Alabama                                      Insurance Agency
       of Alabama, Inc.
       Financial Horizons Distributors Agency   Ohio                                         Insurance Agency
       of Ohio, Inc.
       Financial Horizons Distributors Agency   Oklahoma                                     Insurance Agency
       of Oklahoma, Inc.
       Financial Horizons Distributors Agency   Texas                                        Insurance Agency
       of Texas, Inc.
       *Financial Horizons Investment Trust     Massachusetts                                Investment Company
       Financial Horizons Securities            Oklahoma                                     Broker-Dealer
       Corporation
       GatesMcDonald Health Plus, Inc.          Ohio                                         Managed Care Organization
       Gates, McDonald & Company                Ohio                                         Cost Control
       Gates, McDonald & Company of Nevada      Nevada                                       Self-insurance administration, claims
                                                                                             examinations and data processing
                                                                                             services
       Gates, McDonald & Company of New York,   New York                                     Workers' compensation claims
       Inc.                                                                                  administration
       MedPro Solutions, Inc.                   Massachusetts                                Third-party administration services
                                                                                             for workers' compensation, automobile
                                                                                             injury and disability claims
       Insurance Intermediaries, Inc.           Ohio                                         Insurance Broker and Insurance Agency
       Irvin L. Schwartz and Associates, Inc.   Ohio                                         Insurance Agency
       Landmark Financial Services of New       New York                                     Life Insurance Agency
       York, Inc.
       Leben Direkt Insurance Company           Germany                                      Life Insurance Company

                                   124 of 139

                       COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
       Lone Star General Agency, Inc.           Texas                                        Insurance Agency
       Midwest Printing Services, Inc.          Iowa                                         General Printing Services
       Morley & Associates                      Oregon                                       Insurance Broker
       Morley Capital Management, Inc.          Oregon                                       Investment Adviser and stable value
                                                                                             money management
       Morley Financial Services, Inc.          Oregon                                       Holding Company
       Morley Research Associates, Ltd.         Delaware                                     Credit research consulting
       **MRM Investments, Inc.                  Ohio                                         Owns and operates a recreational ski
                                                                                             facility
       **National Casualty Company              Wisconsin                                    Insurance Company
       National Casualty Company of America,    Great Britain                                Insurance Company
         Ltd.
       National Deferred Compensation, Inc.     Ohio                                         Administers deferred compensation
                                                                                             plans for public employees
       **National Premium and Benefit           Delaware                                     Insurance Administrative Services
       Administration Company
       Nationwide Advisory Services, Inc.       Ohio                                         Investment Management and
                                                                                             Administrative Services
       **Nationwide Agency, Inc.                Ohio                                         Insurance Agency
       Nationwide Agribusiness Insurance        Iowa                                         Insurance Company
       Company
       Nationwide Asset Allocation Trust        Massachusetts                                Investment Company
       Nationwide Cash Management Company       Ohio                                         Investment Securities Agent
       Nationwide Community Urban               Ohio                                         Special purpose real estate corporation
       Redevelopment Corporation
       Nationwide Corporation                   Ohio                                         Holding Company
       Nationwide Financial Institution         Delaware                                     Insurance Agency
       Distributors Agency, Inc.
       Nationwide Financial Services            Bermuda                                      Life Insurance Company
       (Bermuda) Ltd.
       Nationwide Financial Services Capital    Delaware                                     Statutory Business Trust
       Trust
       Nationwide Financial Services Capital    Delaware                                     Statutory Business Trust
       Trust II

                                   125 of 139

                       COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
       Nationwide Financial Services, Inc.      Delaware                                     Holding Company
       Nationwide General Insurance Company     Ohio                                         Insurance Company
       Nationwide Global Holdings, Inc.         Ohio                                         Holding Company for International
                                                                                             Operations
       Nationwide Health Plans, Inc.            Ohio                                         Health Maintenance Organization
       *Nationwide Indemnity Company            Ohio                                         Reinsurance Company
       Nationwide Insurance Company of America  California                                   Underwriter
       Nationwide Insurance Company of Florida  Ohio                                         Insurance Company
       Nationwide Insurance Enterprise          Ohio                                         Membership Non-Profit Corporation
       Foundation
       Nationwide Services Company, LCC         Ohio                                         Shared services functions
       Nationwide Insurance Golf Charities,     Ohio                                         Membership Non-Profit Corporation
       Inc.
       Nationwide International Underwriters    California                                   Underwriting Manager
       Nationwide Investing Foundation          Michigan                                     Provide investors with continuous
                                                                                             source of investment
       *Nationwide Investing Foundation II      Massachusetts                                Common Law Trust
       Nationwide Investment Services           Oklahoma                                     Registered Broker-Dealer in deferred
       Corporation                                                                           compensation market
       Nationwide Investors Services, Inc.      Ohio                                         Stock Transfer Agent
       **Nationwide Life and Annuity            Ohio                                         Life Insurance Company
       Insurance Company
       **Nationwide Life Insurance Company      Ohio                                         Life Insurance Company
       Nationwide Lloyds                        Texas                                        Property Insurance
       Nationwide Management Systems, Inc.      Ohio                                         Preferred provider organization,
                                                                                             products and related services
       Nationwide Mutual Fire Insurance         Ohio                                         Mutual Insurance Company
       Company
       Nationwide Mutual Funds                  Ohio                                         Investment Company
       Nationwide Mutual Insurance Company      Ohio                                         Mutual Insurance Company

                                   126 of 139

                       COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
       Nationwide Properties, Ltd.              Ohio                                         Develop, own and operate real estate
                                                                                             and real estate investments
       Nationwide Property and Casualty         Ohio                                         Insurance Company
       Insurance Company
       Nationwide Realty Investors, Inc.        Ohio                                         Develop, own and operate real estate
                                                                                             and real estate investments
       Nationwide Retirement Solutions, Inc.    Delaware                                     Market and administer deferred
                                                                                             compensation plans for public employees
       Nationwide Retirement Solutions, Inc.    Alabama                                      Market and administer deferred
       of Alabama                                                                            compensation plans for public employees
       Nationwide Retirement Solutions, Inc.    Arizona                                      Market and administer deferred
       of Arizona                                                                            compensation plans for public employees
       Nationwide Retirement Solutions, Inc.    Arkansas                                     Market and administer deferred
       of Arkansas                                                                           compensation plans for public employees
       Nationwide Retirement Solutions, Inc.    Montana                                      Market and administer deferred
       of Montana                                                                            compensation plans for public employees
       Nationwide Retirement Solutions, Inc.    Nevada                                       Market and administer deferred
       of Nevada                                                                             compensation plans for public employees
       Nationwide Retirement Solutions, Inc.    New Mexico                                   Market and administer deferred
       of New Mexico                                                                         compensation plans for public employees
       Nationwide Retirement Solutions, Inc.    Ohio                                         Market variable annuity contracts to
       of Ohio                                                                               members of the National Education
                                                                                             Association in the state of Ohio
       Nationwide Retirement Solutions, Inc.    Oklahoma                                     Market variable annuity contracts to
       of Oklahoma                                                                           members of the National Education
                                                                                             Association in the state of Oklahoma
       Nationwide Retirement Solutions, Inc.    South Dakota                                 Market and administer deferred
       of South Dakota                                                                       compensation plans for public employees
       Nationwide Retirement Solutions, Inc.    Texas                                        Market and administer deferred
       of Texas                                                                              compensation plans for public employees
       Nationwide Retirement Solutions, Inc.    Wyoming                                      Market variable annuity contracts to
       of Wyoming                                                                            members of the National Education
                                                                                             Association in the state of Wyoming


                                   127 of 139

                       COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
       Nationwide Retirement Solutions          Massachusetts                                Market and administer deferred
       Insurance Agency Inc.                                                                 compensation plans for public employees
       *Nationwide Separate Account Trust       Massachusetts                                Investment Company
       Nationwide Trust Company, FSB            United States of America                     Federal Savings Bank
       Neckura Holding Company                  Germany                                      Administrative services for Neckura
                                                                                             Insurance Group
       Neckura Insurance Company                Germany                                      Insurance Company
       Neckura Life Insurance Company           Germany                                      Life Insurance Company
       Nevada Independent                       Nevada                                       Workers' compensation administrative
       Companies-Construction                                                                services
       Nevada Independent Companies-Health      Nevada                                       Workers' compensation administrative
       and Nonprofit                                                                         services
       Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
       Hospitality and Entertainment                                                         services
       Nevada Independent Companies-            Nevada                                       Workers' compensation administrative
       Manufacturing                                                                         services
       NFS Distributors, Inc.                   Delaware                                     Holding Company
       NWE, Inc.                                Ohio                                         Special Investments
       PanEuroLife                              Luxembourg                                   Life Insurance
       Pension Associates, Inc.                 Wisconsin                                    Pension plan administration
       Portland Investment Services, Inc.       Oregon                                       NASD Registered Broker-Dealer
       Premier Agency, Inc.                     Iowa                                         Insurance Agency
       Riverview Agency, Inc.                   Texas                                        Stock Corporation
       Scottsdale Indemnity Company             Ohio                                         Insurance Company
       Scottsdale Insurance Company             Ohio                                         Insurance Company
       Scottsdale Surplus Lines Insurance       Arizona                                      Excess and Surplus Lines Insurance
       Company                                                                               Company
       SVM Sales GmbH, Neckura Insurance Group  Germany                                      Sales support for Neckura Insurance
                                                                                             Group
       Union Bond and Trust Company             Oregon                                       Oregon state bank with trust powers
       Villanova Capital, Inc.                  Delaware                                     Holding Company

                                   128 of 139

                       COMPANY                      STATE/COUNTRY OF         NO. VOTING                PRINCIPAL BUSINESS
                                                      ORGANIZATION           SECURITIES
                                                                            (SEE ATTACHED
                                                                            CHART UNLESS
                                                                              OTHERWISE
                                                                             INDICATED)
       Villanova Mutual Fund Capital Trust      Delaware                                     Business Trust
       Villanova SA Capital Trust               Delaware                                     Business Trust
       **Wausau Preferred Health Insurance      Wisconsin                                    Insurance and Reinsurance Company
       Company
       Western Heritage Insurance Company       Arizona                                      Excess and Surplus Lines Insurance
                                                                                             Company

                                   129 of 139

                        COMPANY                    STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                     ORGANIZATION          (SEE ATTACHED CHART)
                                                                         UNLESS OTHERWISE INDICATED
     *   MFS Variable Account                            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
     *   NACo Variable Account                           Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
     *   Nationwide DC Variable Account                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
         Nationwide DCVA-II                              Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
     *   Separate Account No. 1                          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
     *   Nationwide Multi-Flex Variable Account          Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
     *   Nationwide VA Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account
     *   Nationwide VA Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account
     *   Nationwide VA Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account
         Nationwide VA Separate Account-Q                Ohio          Nationwide Life and Annuity   Issuer of Annuity Contracts
                                                                       Separate Account
     *   Nationwide Variable Account                     Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
     *   Nationwide Variable Account-II                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
     *   Nationwide Variable Account-3                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
     *   Nationwide Variable Account-4                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
     *   Nationwide Variable Account-5                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
     *   Nationwide Variable Account-6                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
     *   Nationwide Fidelity Advisor Variable            Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
         Account                                                       Account
         Nationwide Variable Account-8                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
     *   Nationwide Variable Account-9                   Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
         Nationwide Variable Account-10                  Ohio          Nationwide Life Separate      Issuer of Annuity Contracts
                                                                       Account
     *   Nationwide VL Separate Account-A                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies



                                   130 of 139

                        COMPANY                    STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                     ORGANIZATION          (SEE ATTACHED CHART)
                                                                         UNLESS OTHERWISE INDICATED
         Nationwide VL Separate Account-B                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies
     *   Nationwide VL Separate Account-C                Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies
         Nationwide VL Separate Account -D               Ohio          Nationwide Life and Annuity   Issuer of Life Insurance
                                                                       Separate Account              Policies
     *   Nationwide VLI Separate Account                 Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies
     *   Nationwide VLI Separate Account-2               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies
     *   Nationwide VLI Separate Account-3               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies
     *   Nationwide VLI Separate Account-4               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies
         Nationwide VLI Separate Account-5               Ohio          Nationwide Life Separate      Issuer of Life Insurance
                                                                       Account                       Policies

                                   131 of 139

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |                                   |
---------------------------           ---------------------------       ----------------------------
|      ALLIED LIFE        |           |         ALLIED          |       |       AID FINANCE        |
|       FINANCIAL         |           |       GROUP, INC.       |       |      SERVICES, INC.      |
|      CORPORATION        |           |          (AGI)          |       |      (AID FINANCE)       |
|        (ALFC)           |           |                         |       |                          |
|Common Stock: 850        |           |Common Stock: 850 Shares |       |Common Stock: 10,000      |
|------------  Shares     |           |------------             |       |------------  Shares      |
|                         |---|       |                         |---|   |                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|Casualty-                |   |       |Casualty-                |   |   |Casualty-                 |
|100%         $47,286,429 |   |       |100%       $1,049,237,226|   |   |100%          $19,545,634 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |                 |
---------------------------   |       ---------------------------   |   ----------------------------
|    ALLIED GROUP         |   |       |           AMCO          |   |   |          ALLIED          |
|  MERCHANT BANKING       |   |       |    INSURANCE COMPANY    |   |   |      GROUP INSURANCE     |
|    CORPORATION          |   |       |          (AMCO)         |   |   |     MARKETING COMPANY    |
|Common Stock: 10,000     |   |       |Common Stock: 155,991    |   |   |Common Stock: 20,000      |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |---|   |                          |
|              Cost       |   |  |    |              Cost       |   |   |              Cost        |
|              ----       |   |  |    |              ----       |   |   |              ----        |
|                         |   |  |    |                         |   |   |Aid Finance-              |
|AFLC-100%     $100,000   |   |  |    |AGI-100%      $95,925,450|   |   |100%          $16,059,469 |
---------------------------   |  |    ---------------------------   |   ----------------------------
                              |  |                                  |
---------------------------   |  |    ---------------------------   |   ----------------------------
|      ALLIED LIFE        |   |  |    |          WESTERN        |   |   |         DEPOSITORS       |
|       BROKERAGE         |   |  |    |    HERITAGE INSURANCE   |   |   |     INSURANCE COMPANY    |
|      AGENCY, INC.       |   |  |    |         COMPANY         |   |   |       (DEPOSITORS)       |
|Common Stock: 500,000    |   |  |    |Common Stock: 4,776,076  |   |   |Common Stock: 199,991     |
|------------  Shares     |   |  |    |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |   |---|                          |
|              Cost       |   |  |    |              Cost       |   |   |              Cost        |
|              ----       |   |  |    |              ----       |   |   |              ----        |
|AFLC-100%     $442,695   |   |  |    |AMCO-100%     $11,686,037|   |   |AGI-100%      $15,251,842 |
---------------------------   |  |    ---------------------------   |   ----------------------------
                              |  |                                  |
---------------------------   |  |    ---------------------------   |   ----------------------------
|     ALLIED LIFE         |   |  |    |          ALLIED         |   |   |      ALLIED PROPERTY     |
|      INSURANCE          |   |  |    |      GENERAL AGENCY     |   |   |        AND CASUALTY      |
|       COMPANY           |   |  |    |         COMPANY         |   |   |     INSURANCE COMPANY    |
|Common Stock: 250,000    |   |  |    |Common Stock: 5,000      |   |   |Common Stock: 156,822     |
|------------  Shares     |   |  |    |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AFLC-100%     $41,732,343|           |AMCO-100%     $135,342   |   |   |AGI-100%      $33,018,634 |
---------------------------           ---------------------------   |   ----------------------------
                                                                    |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |          ALLIED          |
                                      |          AGENCY,        |   |   |      GROUP MORTGAGE      |
                                      |            INC.         |   |   |         COMPANY          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 9,500       |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|---|                          |
                                      |              Cost       |   |   |              Cost        |
                                      |              ----       |   |   |              ----        |
                                      |AGI-100%      $100,000   |   |   |AGI-100%      $213,976    |
                                      ---------------------------   |   ----------------------------
                                                                    |
                                                                    |   ----------------------------
                                                                    |   |          MIDWEST         |
                                                                    |   |    PRINTING SERVICES     |
                                                                    |   |            LTD.          |
                                                                    |   |Common Stock: 10,000      |
                                                                    |   |------------  Shares      |
                                                                    |---|                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |AFLC-100%    $610,000    |
                                                                        ----------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
  ------------------------------------------                            ------------------------------------------
  |                                        |                            |                                        |
  |           NATIONWIDE MUTUAL            |                            |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |============================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                            |               (FIRE)                   |
  |                                        |                            |                                        |
  ------------------------------------------                            ------------------------------------------
  |  ||               |                                                                               |
  |  ||               |--------------------------------------------------------------------|          |--------------------------
--|  ||                                                                                    |
     ||                                          |--------------------------------------------------------------|----------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            --------------------------------
     ||  |                              |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |                              |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |      NATIONWIDE LLOYDS       |        |   |                              |            |                              |
     ||  |                              |        |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
     ||==|                              |        |---|------------     Shares       |         |--|------------     Shares       |
     ||  |       A TEXAS LLOYDS         |        |   |                              |         |  |                              |
     ||  |                              |        |   |                 Cost         |         |  |                 Cost         |
     ||  |                              |        |   |                 ----         |         |  |                 ----         |
     ||  |                              |        |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $87,943,140  |
     ||  --------------------------------        |   --------------------------------         |  --------------------------------
     ||                                          |                                            |
     ||  --------------------------------        |   --------------------------------         |  --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
     ||  |      INSURANCE COMPANY       |        |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
     ||  |Guaranty Fund                 |        |   |       INSURANCE COMPANY      |         |  |                              |
     ||  |------------                  |        |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
     ||==|Certificate                   |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |-----------      Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |Neckura-         ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $6,000,000   |         |  |100%             DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |        F & B, INC.           |   |    |   |      COLONIAL INSURANCE      |         |  |         NECKURA LIFE         |
         |                              |   |    |   |     COMPANY OF WISCONSIN     |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |          (COLONIAL)          |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:   4,000         |
         |                 Cost         |   |    |   |------------     Shares       |         |  |------------    Shares        |
         |                 ----         |   |    |   |                 Cost         |         |  |                Cost          |
         |Farmland                      |   |    |   |                 ----         |         |  |                ----          |
         |Mutual-100%      $10          |   |    |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%    DM 15,825,681 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |    COOPERATIVE SERVICE       |   |    |   |         SCOTTSDALE           |         |  |        NECKURA GENERAL       |
         |          COMPANY             |   |    |   |      INSURANCE COMPANY       |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |            (SIC)             |         |  |                              |
         |------------                  |   |    |   |Common Stock:    30,136       |         |  |Common Stock:    1,500        |
         |                 Cost         |----    |---|------------     Shares       | ----    |--|------------     Shares       |
         |                 ----         |        |   |                 Cost         |    |    |  |                 Cost         |
         |Farmland         $3,506,173   |        |   |                 ----         |    |    |  |                 ----         |
         |Mutual-100%                   |        |   |Casualty-100%    $150,000,000 |    |    |  |Neckura-100%     DM 1,656,925 |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
                                                 |                                       |    |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
         | NATIONWIDE AGRIBUSINESS      |        |   |          SCOTTSDALE          |    |    |  |       COLUMBUS INSURANCE     |
         |    INSURANCE COMPANY         |        |   |        SURPLUS LINES         |    |    |  |      BROKERAGE AND SERVICE   |
         |Common Stock:    1,000,000    |        |   |       INSURANCE COMPANY      |    |    |  |              GmbH            |
         |------------     Shares       |        |   | Common Stock:    10,000      |    |    |  |Common Stock:    1 Share      |
         |                              |--------|   | ------------     Shares      | ---|    |--|------------                  |
         |                    Cost      |        |   |                              |    |    |  |                              |
         |Casualty-99.9%      ----      |        |   |                   Cost       |    |    |  |                 Cost         |
         |Other Capital:   $26,714,335  |        |   |                   ----       |    |    |  |                 ----         |
         |-------------                 |        |   | SIC-100%          $6,000,000 |    |    |  |Neckura-100%     DM 51,639    |
         |Casualty-Ptd.    $   713,576  |        |   |                              |    |    |  |                              |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
                                                 |                                       |    |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
         |    NATIONAL CASUALTY         |        |   |      NATIONAL PREMIUM &      |    |    |  |          LEBEN DIREKT        |
         |          COMPANY             |        |   |    BENEFIT ADMINISTRATION    |    |    |  |        INSURANCE COMPANY     |
         |           (NC)               |        |   |           COMPANY            |    |    |  |                              |
         |Common Stock:    100 Shares   |        |   |Common Stock:    10,000       |    |    |  |Common Stock:    4,000 Shares |
         |------------                  |--------|   |------------     Shares       |----|    |--|------------                  |
         |                 Cost         |            |                 Cost         |         |  |                 Cost         |
         |                 ----         |            |                 ----         |         |  |                 ----         |
         |Casualty-100%    $67,442,439  |            |Scottsdale-100%  $10,000      |         |  |Neckura-100%     DM 4,000,000 |
         --------------------------------            --------------------------------         |  --------------------------------
                       |                                                                      |
         --------------------------------            --------------------------------         |  --------------------------------
         |    NCC OF AMERICA, LTD.      |            |         SVM SALES            |         |  |          AUTO DIREKT         |
         |        (INACTIVE)            |            |            GmbH              |         |  |       INSURANCE COMPANY      |
         |                              |            |                              |         |  |                              |
         |                              |            |Common Stock:    50 Shares    |         |  |Common Stock:    1500 Shares  |
         |                              |            |------------                  |------------|------------                  |
         |                              |            |                 Cost         |            |                 Cost         |
         |NC-100%                       |            |                 ----         |            |                 ----         |
         |                              |            |Neckura-100%     DM 50,000    |            |Neckura-100%     DM 1,643,149 |
         |                              |            |                              |            |                              |
         |                              |            |                              |            |                              |
         --------------------------------            --------------------------------            --------------------------------


                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
-----------------------------------------------------------------------|
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------|-----------------------       |
  |                                          |                                           |                      |       |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |       |        |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |       |        |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |       |        |                                |
  |     |                              |     |    |        CORPORATION           |       |        |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |       |        |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |       |        |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |       |        |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |       |        |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |       |        |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |       |        |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |       |        |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |       |        |         ALLNATIONS, INC.       |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |       |        |Common Stock:    10,330 Shares  |
  |     |                              |     |    |                              |       |        |-------------    Cost           |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |       |--------|                 ----           |
  |     |------------     Shares       |     |    |------------     Shares       |       |        |Casualty-18.6%   $88,320        |
  |     |                 Cost         |     |    |                 Cost         |       |        |Fire-18.6%       $88,463        |
  |     |                 ----         |     |    |                 ----         |       |        |Preferred Stock  1466 Shares    |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |       |        |---------------  Cost           |
  |     |                              |     |    |                              |       |        |                 ----           |
  |     |                              |     |    |                              |       |        |Casualty-6.8%    $100,000       |
  |     |                              |     |    |                              |       |        |Fire-6.8%        $100,000       |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |       |        |      PENSION ASSOCIATES        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |       |        |        OF WAUSAU, INC.         |
  |     |                              |     |    |Common Stock:    100 Shares   |       |        |Common Stock:    1,000 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |       |--------|-------------                   |
  |     |------------     Shares       |     |    |                 Cost         |       |        |                 Cost           |
  |     |                 Cost         |     |    |                 ----         |       |        |                 ----           |
  |     |                 ----         |     |    |Casualty-90%     $9,000       |       |        |                                |
  |     |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |       |        |Casualty-100%    $2,839,392     |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                   ||                     |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |   COLONIAL COUNTY MUTUAL     |     |    |    NATIONWIDE INSURANCE      |       |        |       AMERCIAN MARINE          |
  |     |      INSURANCE COMPANY       |     |    |     COMPANY OF FLORIDA       |       |        |      UNDERWRITERS, INC.        |
  |     |                              |     |    |Common Stock:    10,000       |       |        |Common Stock:    20 Shares      |
  |     |Surplus Debentures            |     |    |-------------    Shares       |       |        |-------------                   |
  |     |------------------            |     |----|                              |       |--------|                 Cost           |
  |     |                 Cost         |     |    |                 Cost         |                |                 ----           |
  |     |                 ----         |     |    |                 ----         |                |                                |
  |     |Colonial         $500,000     |     |    |Casualty-100%    $300,000,000 |                |Casualty-100%    $5,020         |
  |     |Lone Star         150,000     |     |    |                              |                |                                |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |       TIG COUNTRYWIDE        |     |    |    WAUSAU INTERNATIONAL      |
  |     |      INSURANCE COMPANY       |     |    |        UNDERWRITERS          |
  |     |Common Stock     12,000       |     |    |                              |
  |     |------------     Shares       |     |    |Common Stock:    1,000 Shares |
  |-----|                              |     -----|------------                  |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $215,273,000 |     |    |Casualty-100%    $10,000      |
  |     |                              |     |    |                              |
  |     --------------------------------     |    |                              |
  |                                          |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |     NATIONWIDE INSURANCE     |     |    |         NATIONWIDE           |
  |     |   ENTERPRISE SERVICES, LTD.  |     |    |          ARENA LLC           |
  |     |                              |     |    |                              |
  |     |Single Member Limited         |     |    |                              |
  |.....|Liability Company             |     |....|                              |
        |                              |          |                              |
        |                              |          |                              |
        |Casualty-100%                 |          |Casualty-90%                  |
        |                              |          |                              |
        --------------------------------          --------------------------------


Subsidiary Companies      -- Solid Line
Contractual Association   -- Double Line
Limited Liability Company -- Dotted Line

December 31, 1998

                                                                                                                         (Left Side)

                             |----------------------------------|-----------------------------------|-------------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
               ----------------|------------      -----------------------------      ---------------||------------
                               |                                                                    ||
-----------------------------  |  -----------------------------      -----------------------------  ||  ----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC.  |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|                           |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life -100% $58,070,003 |  |  | NW Life -100% $5,996,261  |  ||  | NFIDAI -100% $100         |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |  INVESTORS SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5 Shares    |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------              |--||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life -100% $35,971,375 |  |  | NW Adv. Serv. -100% $5,000|  ||  | NFIDAI -100% $10,100      |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life -100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $153,000     |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|      INVESTORS, LTD.      |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Units:                    |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------                    |..|  |                           |==||  | ------------  Shares      |--||==|          AGENCY OF       |
|                           |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|                           |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life -90%              |  |  |                           |  ||  |               ----        |      |                          |
| NW Mutual-10%             |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $100         |      |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------      ----------------------------
                               |                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||  |        NATIONWIDE         |
|       PROPERTIES, LTD.    |  |  |          INVESTING        |  ||  |         INVESTING         |
|                           |  |  |        FOUNDATION II      |  ||  |       FOUNDATION III      |
| Units:                    |..|  |                           |  ||  |                           |
| ------                    |     |                           |==||==|                           |
|                           |     |                           |  ||  |                           |
|                           |     |                           |  ||  |                           |      ----------------------
| NW Life -97.6%            |     |                           |  ||  |                           |      |  MORLEY RESEARCH   |
| NW Mutual -2.4%           |     |      COMMON LAW TRUST     |  ||  |    OHIO BUSINESS TRUST    |      |  ASSOCIATES, LTD.  |
-----------------------------     -----------------------------  ||  -----------------------------      |                    |
                                                                 ||                                     |Common Stock: 1,000 |
                                  -----------------------------  ||  -----------------------------      |------------- Shares|------
                                  |         NATIONWIDE        |  ||  |         NATIONWIDE        |      |              Cost  |
                                  |      SEPARATE ACCOUNT     |  ||  |  ASSET ALLOCATION TRUST   |      |              ----  |
                                  |            TRUST          |  ||  |                           |      |Morley-100%   $1,000|
                                  |                           |  ||  |                           |      ----------------------
                                  |                           |==||==|                           |
                                  |                           |      |                           |
                                  |                           |      |                           |
                                  |                           |      |        MASSACHUSETTS      |
                                  |      COMMON LAW TRUST     |      |       BUSINESS TRUST      |
                                  -----------------------------      -----------------------------

                                                                                                                           (Center)
                                               NATIONWIDE INSURANCE ENTERPRISE (R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   Common Stock:           Control:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |              Shares      Cost         |
                                                  |             ------      ----          |
                                                  |Casualty     12,992,922   $751,352,485 |
                                                  |Fire            649,510     24,007,936 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public--100%  |
                                                      |Class B      NW Corp--100% |
                                                      ---------------|-------------
                                                                     |
-----------------|-------------------------------|-------------------|--------------------------------|-----------------------------
                 |                               |                   |                                |
    -------------|---------------  --------------|--------------     |                 ---------------|-------------
    |     MORLEY FINANCIAL      |  | THE 401(k) COMPANIES, INC.|     |                 |   NATIONWIDE RETIREMENT   |
    |  SERVICES, INC. (MORLEY)  |  |        (401(k))           |     |                 |      SOLUTIONS, INC.      |
    |Common Stock:  82,343      |  |Common Stock:   Control:   |     |                 |Common Stock: 236,494      |
|---|-------------  Shares      |  |-------------   -------    |--|  |                 |------------- Shares       |
|   |                           |  |Class A         Other-100% |  |  |                 |                           |
|   |NFS-100%                   |  |Class B         NFS  -100% |  |  |                 |NRS-100%                   |
|   -----------------------------  -----------------------------  |  |                 ---------------|-------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |         MORLEY &          |  |    401(k) INVESTMENT      |  |  | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |     ASSOCIATES, INC.      |  |      SERVICES, INC.       |  |  | |    SOLUTIONS, INC. OF     |  |  |  SOLUTIONS, INC. OF NEW |
|   |                           |  |                           |  |  | |        ALABAMA            |  |  |         MEXICO          |
|   |Common Stock: 3,500        |  | Common Stock: 1,000,000   |  |  | | Common Stock: 10,000      |  |  | Common Stock: 1,000     |
|---|------------- Shares       |  | ------------- Shares      |--|  | | ------------- Shares      |--|--| ------------- Shares    |
|   |              Cost         |  |               Cost        |  |  | |               Cost        |  |  |             Cost        |
|   |              ----         |  |               ----        |  |  | |               ----        |  |  |             ----        |
|   |Morley-100%   $1,000       |  |401(k)-100%    $7,800      |  |  | |NRS-100%       $1,000      |  |  |NRS-100%     $1,000      |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |       MORLEY CAPITAL      |  |    401(k) INVESTMENT      |  |  | |   NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT   |
|   |         MANAGEMENT        |  |      ADVISORS, INC.       |  |  | |    SOLUTIONS, INC. OF     |  |  |  SOLUTIONS, INC. OF     |
|   |                           |  |                           |  |  | |         ARIZONA           |  |  |       SO. DAKOTA        |
|   |Common Stock: 500          |  |Common Stock: 1,000        |  |  | |Common Stock: 1,000        |  |  |Common Stock: 1,000      |
|---|------------- Shares       |  |------------- Shares       |--|  | |------------- Shares       |--|--|------------- Shares     |
|   |              Cost         |  |               Cost        |  |  | |               Cost        |  |  |             Cost        |
|   |              ----         |  |               ----        |  |  | |               ----        |  |  |             ----        |
|   |Morley-100%   $5,000       |  |401(k)-100%    $1,000      |  |  | |NRS-100%       $1,000      |  |  |NRS-100%     $1,000      |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |        UNION BOND         |  |     401(k) ICOMPANY       |  |  | |  NATIONWIDE RETIREMENT    |  |  |  NATIONWIDE RETIREMENT  |
|   |      & TRUST COMPANY      |  |                           |  |  | |   SOLUTIONS, INC. OF      |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |  |  | |         ARKANSAS          |  |  |         WYOMING         |
|   |Common Stock: 2,000        |  |Common Stock: 855,000      |  |  | |Common Stock: 50,000       |  |  |Common Stock: 500        |
|---|------------- Shares       |  |------------- Shares       |--|  | |------------- Shares       |--|--|------------- Shares     |
|   |              Cost         |  |              Cost         |     | |              Cost         |  |  |              Cost       |
|   |              ----         |  |              ----         |     | |              ----         |  |  |              ----       |
|   |Morley-100%   $50,000      |  |401(k)-100%   $1,000       |     | |NRS-100%      $500         |  |  |NRS-100%      $500       |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|   |    PORTLAND INVESTMENT    |  |     NATIONWIDE TRUST      |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |      SERVICES, INC.       |  |       COMPANY, FSB        |     | |  SOLUTIONS, INS. AGENCY,  |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |            INC.           |  |  |           OHIO          |
|   |Common Stock: 1,000        |  |Common Stock: 2,800,000    |     | |Common Stock: 1,000        |  |  |                         |
|---|------------- Shares       |  |------------- Shares       |-----| |------------- Shares       |--|==|                         |
|   |              Cost         |  |              Cost         |     | |              Cost         |  |  |                         |
|   |              ----         |  |              ----         |     | |              ----         |  |  |                         |
|   |Morley-100%   $25,000      |  |NFS-100%      $3,500,000   |     | |NRS -100%     $1,000       |  |  |                         |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | ----------------------------   |  ---------------------------
|   |     EXCALIBER FUNDING     |  |   NATIONWIDE FINANCIAL    |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |       CORPORATION         |  | SERVICES CAPITAL TRUST II |     | |    SOLUTIONS, INC. OF     |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |         MONTANA           |  |  |        OKLAHOMA         |
|   |Common Stock: 1,000        |  |                           |     | |Common Stock: 500          |  |  |                         |
|---|------------- Shares       |  |                           |-----| |------------- Shares       |--|==|                         |
|   |              Cost         |  |                           |     | |              Cost         |  |  |                         |
|   |              ----         |  |                           |     | |              ----         |  |  |                         |
|   |Morley-100%   $1,000       |  |NFS-100%                   |     | |NRS-100%      $500         |  |  |                         |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|   |     CALIBER FUNDING       |  |   NFS DISTRIBUTORS INC.   |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |      CORPORATION          |  |                           |     | |    SOLUTIONS, INC. OF     |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |          NEVADA           |  |  |        TEXAS            |
|   |                           |  |                           |     | | Common Stock: 1,000       |  |  |                         |
|---|                           |  |                           |-----| | ------------- Shares      |--|==|                         |
    |                           |  |                           |       |               Cost        |     |                         |
    |                           |  |                           |       |               ----        |     |                         |
    |Morley-100%                |  |NFS-100%                   |       | NRS-100%      $1,000      |     |                         |
    -----------------------------  -----------------------------       -----------------------------     ---------------------------


                                                                                                                            (Right)
------------------------------------------------|--------------------|---------------------------------------|
                                                |                    |                                       |
                                                |     ---------------|----------------         --------------|----------------
                                                |     | EMPLOYERS LIFE INSURANCE CO. |         |      GATES MCDONALD         |
                                                |     |       OF WAUSAU (ELIOW)      |         |     & COMPANY (GATES)       |
                                                |     |                              |         |                             |
                                                |     |Common Stock:    250,000      |         |Common Stock:    254         |
                                                |  |--|-------------    Shares       |      |--|-------------    Shares      |
                                                |  |  |                              |      |  |                             |
                                                |  |  |                 Cost         |      |  |                 Cost        |
                                                |  |  |                 ----         |      |  |                 ----        |
                                                |  |  |NW CORP. -100%   $126,509,480 |      |  |NW CORP. -100%   $25,683,532 |
                                                |  |  --------------------------------      |  -------------------------------
------------                                    |  |                                        |
           |  --------------------------------  |  |  --------------------------------      |  --------------------------------
           |  |       NATIONWIDE TRUST       |  |  |  |       WAUSAU PREFERRED       |      |  |          HEALTHCARE          |
           |  |           COMPANY            |  |  |  |      HEALTH INSURANCE CO.    |      |  |          FIRST, INC.         |
           |  |                              |  |  |  |                              |      |  |                              |
           |  |Common Stock:    2,800,000    |  |  |  |Common Stock:    200          |      |  |                              |
           |--|-------------    Shares       |  |  |--|-------------    Shares       |      |--|                              |
           |  |                              |  |     |                              |      |  |                              |
           |  |                 Cost         |  |     |                 Cost         |      |  |                 Cost         |
           |  |                 ----         |  |     |                 ----         |      |  |                 ----         |
           |  |NFS-100%         $3,500,000   |  |     |ELIOW -100%      $57,413,193  |      |  |Gates-100%       $6,700,000   |
           |  --------------------------------  |     --------------------------------      |  --------------------------------
           |                                    |                                           |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |     NATIONWIDE FINANCIAL     |  |     |       NATIONWIDE GLOBAL      |      |  |  GATES MCDONALD & COMPANY  |
           |  |    SERVICES (BERMUDA) INC.   |  |     |      HOLDINGS, INC. (NGH)    |      |  |      OF NEW YORK, INC.      |
           |  |                              |  |     |                              |      |  |                             |
           |  |Common Stock:    250,000      |  |     |Common Stock:    1            |      |  |Common Stock:   3            |
           |--|-------------    Shares       |  |-----|-------------    Share        |      |--|-------------   Shares       |
           |  |                              |  |     |                              |      |  |                             |
           |  |                 Cost         |  |     |                 Cost         |      |  |                 Cost        |
           |  |                 ----         |  |     |                 ----         |      |  |                 ----        |
           |  |NFS-100%         $3,500,000   |  |     |NW CORP.-100%    $7,000,000   |      |  |Gates-100%       $106,947    |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |                                    |                    |                      |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |     NATIONWIDE DEFERRED      |  |     |  NATIONWIDE GLOBAL HOLDINGS  |      |  |   GATES MCDONALD & COMPANY  |
           |  |      COMPENSATION, INC.      |  |     |     -HONG KONG, LIMITED      |      |  |         OF NEVADA           |
           |  |                              |  |     |                              |      |  |                             |
           |  |                              |  |     |Common Stock:    2            |      |  |Common Stock:    40          |
           |--|                              |  |     |-------------    Shares       |      |--|-------------    Shares      |
           |  |                              |  |     |                              |      |  |                             |
           |  |                              |  |     |                              |      |  |                 Cost        |
           |  |                              |  |     |                              |      |  |                 ----        |
           |  |NFS-100%                      |  |     |NGH-100%                      |      |  |Gates-100%       $93,750     |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |                                    |                                           |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |       IRVIN L. SCHWARTZ      |  |     |          NATIONWIDE          |      |  |      GATES McDONALD         |
           |  |      AND ASSOCIATES, INC.    |  |     |    HEALTH PLANS, INC. (NHP)  |      |  |     HEALTH PLUS, INC.       |
           |  |                              |  |     |                              |      |  |                             |
           |  |Common Stock:    Control      |  |     |Common Stock:    100          |      |  |Common Stock:    200         |
           |--|-------------    -------      |  |-----|-------------    Shares       |--|   |--|-------------    Shares      |
              |                              |  |     |                              |  |      |                             |
              |                              |  |     |                 Cost         |  |      |                 Cost        |
              |Class A          Other-100%   |  |     |                 ----         |  |      |                 ----        |
              |Class B          NFS  -100%   |  |     |NW CORP.-100%    $14,603,732  |  |      |Gates-100%       $2,000,000  |
              --------------------------------  |     --------------------------------  |      -------------------------------
                                                |                                       |
              --------------------------------  |     --------------------------------  |
              |     MRM INVESTMENTS, INC.    |  |     |    NATIONWIDE MANAGEMENT     |  |
              |                              |  |     |         SYSTEMS, INC.        |  |
              |                              |  |     |                              |  |
              |Common Stock:    1            |  |     |Common Stock:    100          |  |
              |-------------    Share        |--|     |-------------    Shares       |--|
              |                              |        |                              |  |
              |                 Cost         |        |                 Cost         |  |
              |                 ----         |        |                 ----         |  |
              |NW CORP.-100%    $7,000,000   |        |NHP Inc.-100%    $25,149      |  |
              --------------------------------        --------------------------------  |
                                                                                        |
                                                      --------------------------------  |
                                                      |          NATIONWIDE          |  |
                                                      |         AGENCY, INC.         |  |
                                                      |                              |  |
                                                      |Common Stock:    100          |  |
                                                      |------------     Shares       |--|
                                                      |                              |
                                                      |                 Cost         |
                                                      |                 ----         |
                                                      |NHP Inc.-99%     $116,077     |
                                                      --------------------------------

                                                                                Subsidiary Companies    --   Solid Line

                                                                                Contractual Association  --  Double Line

                                                                                Limited Liability Company -- Dotted Line



                                                                                                         December 31, 1998

                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of contract owners of Qualified and Non-Qualified Contracts as of January 31, 1999 was 1,145 and 2,132, respectively.

Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


              (a) The principal underwriter is Fidelity Investments Institutional Services Company, Inc. which does not act as principal underwriter, depositor, sponsor, or investment adviser to any other investment company.




                                   134 of 139

              (b)

              NAME AND PRINCIPAL BUSINESS ADDRESS         POSITIONS AND OFFICES WITH UNDERWRITER
              Edward C. Johnson 3d                        Director
              Kevin J. Kelly                              Director
              Robert L. Reynolds                          Director
              Kevin J. Kelly                              President and Chief Executive Officer
              Kenneth A. Rathgeber                        Executive Vice President and Chief Operating Officer
              Cornelia Boyle                              Executive Vice President
              John T. Hailer                              Senior Vice President
              Michael W. Kellogg                          Executive Vice President
              Raymond J. Marcinowski                      Vice President
              Jude C. Metcalfe                            Senior Vice President
              Timothy P. Moran                            Vice President and Chief Financial Officer
              William F. O'Grady                          Executive Vice President
              Eric Roiter                                 General Counsel
              Stephen E. Tibbetts                         Treasurer
              Jay Freedman                                Clerk
              Elizabeth L. Baker                          Compliance Officer
              Daniel T. Geraci                            Executive Vice President
              Robert L. Reynolds                          Executive Vice President
              James R. Donatell                           Senior Vice President
              Susan Englander Hislop                      Assistant Clerk

              (c)   Not applicable

              The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109

Item 30.      LOCATION OF ACCOUNTS AND RECORDS
              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43216

Item 31.      MANAGEMENT SERVICES
              Not Applicable



                                   135 of 139

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.


              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.



                                   136 of 139

                                   OFFERED BY
                        NATIONWIDE LIFE INSURANCE COMPANY









                        NATIONWIDE LIFE INSURANCE COMPANY




                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


                                   PROSPECTUS



                                 APRIL 30, 1999




                                   137 of 139

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of the Nationwide Fidelity Advisor Variable Account:

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.




                                                                        KPMG LLP


Columbus, Ohio
April 28, 1999



                                   138 of 139

                                   SIGNATURES


As required by the Securities Act of 1933, the Registrant, NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 28th day of October, 1999.


                                  NATIONWIDE FIDELITY ADVISOR VARIABLE ACCOUNT
                               -------------------------------------------------
                                                    (Registrant)
                                        NATIONWIDE LIFE INSURANCE COMPANY
                               -------------------------------------------------
                                                     (Depositor)

                                               By/s/JOSEPH P. RATH
                               -------------------------------------------------
                                                 Joseph P. Rath
                                Vice President - Product and Market Compliance


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of October, 1999.



               SIGNATURE                                 TITLE
LEWIS J. ALPHIN                                        Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                             Director
----------------------------------------
A. I. Bell

KENNETH D. DAVIS                                       Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                         Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                       Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                         Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                             President and Chief Operating
----------------------------------------         Officer and Director
Joseph J. Gasper

DIMON R. MCFERSON                            Chairman and Chief Executive
----------------------------------------         Officer and Director
Dimon R. McFerson

DAVID O. MILLER                                Chairman of the Board and
----------------------------------------               Director
David O. Miller

YVONNE L. MONTGOMERY                                   Director
----------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                          Executive Vice President and Chief
----------------------------------------           Financial Officer
Robert A. Oakley

RALPH M. PAIGE                                         Director
----------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                     Director
----------------------------------------
James F. Patterson

ARDEN L. SHISLER                                       Director                         By /s/ JOSEPH P. RATH
----------------------------------------                                        --------------------------------------
Arden L. Shisler                                                                           Joseph P. Rath
                                                                                          Attorney-in-Fact
ROBERT L. STEWART                                      Director
----------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                        Director
----------------------------------------
Nancy C. Thomas


                                   139 of 139